Janus Aspen Series
                             1997 Semiannual Report

                                                                    [Logo] JANUS

                               TABLE OF CONTENTS
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JANUS ASPEN SERIES
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Portfolio Managers' Commentary and Schedules of Investments
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     Growth Portfolio                                                          2
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     Aggressive Growth Portfolio                                               6
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     Capital Appreciation Portfolio                                            9
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     International Growth Portfolio                                           11
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     Worldwide Growth Portfolio                                               17
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     Balanced Portfolio                                                       23
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     Equity Income Portfolio                                                  27
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     Flexible Income Portfolio                                                30
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     High-Yield Portfolio                                                     33
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     Short-Term Bond Portfolio                                                36
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     Money Market Portfolio                                                   38
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Notes to Schedules of Investments                                             39
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Statements of Asstes and Liabilities                                          40
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Statements of Operations                                                      40
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Statements of Changes in Net Assets                                           42
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Financial Highlights                                                          44
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Notes to Financial Statements                                                 47
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

        Janus Aspen Growth Portfolio -  Portfolio Manager, James P. Craig

Performance Review

Janus Aspen Growth Portfolio gained 13.27% during the first half of the year ended June 30, 1997, compared to a gain of 20.60% for the S&P 500 Index.(1) Both returns include reinvested dividends.

During the first half, strong cash flows into equities, corporate share buybacks, strong earnings growth, and virtually no inflation combined to make a very strong market. For some time now, stocks have been the preferred vehicle for retirement investments. Old valuation standards appear to be falling by the wayside, and frankly, as a traditional business analyst, I am having to adjust to the new, high PE environment. Using strict valuation rules caused me to sell positions too early in some cases and not to invest quickly enough in others. Perhaps we really are in a new equity environment and the business of stock picking has changed a bit. In the future, I may have to be more flexible.

Because I could not find enough attractive opportunities for much of the last six months, I let cash accumulate. The Portfolio's cash position and the narrow breadth of the market were the primary reasons we did not keep pace with the Index. For most of the first half, only the very largest stocks drove Index performance. During the first calendar quarter of 1997, the largest 100 stocks in the S&P 500 Index accounted for approximately 86% of the Index's performance. It was a market where size and liquidity took precedence over earnings and business potential.

During the market decline in March and April, I took advantage of lower prices to put cash to work. I believe we have identified some good opportunities that will lead to better performance.

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Portfolio Profile       June 30, 1997     December 31, 1996
Equities                     87.1%              80.3%
  Foreign                    16.2%              14.4%
  Europe                     14.5%              12.0%
Top 10 Equities              17.6%              21.5%
Number of Stocks              142                124
Cash & Cash Equivalents      12.9%              19.7%
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Stock Highlights

Two exciting new additions to the Portfolio were Nationwide Financial Services and Philips Electronics. Nationwide is a newly public company spun off from Nationwide Insurance. It is one of the top three participants in the rapidly growing variable annuity market. Philips is headquartered in the Netherlands and manufactures consumer electronics. The company has successfully undertaken a major restructuring of its operations under a new CEO. To date, Philips has closed or divested over 28 divisions, reduced its headquarters staff by 30%, and still has significant changes pending.

Our financial service companies continued to perform well during the period. Familiar names such as Citicorp, Bank of New York, and Associates First Capital, the well-run consumer finance company, were in this group. Disability insurer UNUM also appreciated.

A sell-off in technology afforded an opportunity to build positions in stable, high-quality technology companies. These companies are dominant competitors in their market sectors and include Parametric Technology in engineering and design software, Microsoft in personal computer operating software, Texas Instruments in the semiconductor industry, and Lucent Technologies in communications equipment. In addition, MFS Communications was purchased by WorldCom at a price well above our cost.

A substantial portion of Portfolio assets remain committed to pharmaceuticals. Warner-Lambert was added to existing positions in Pfizer, Johnson & Johnson, SmithKline Beecham, and Bristol Myers Squibb. Warner-Lambert's new drugs for cholesterol reduction and for diabetes are penetrating the market at an unprecedented rate, and, along with other products in the pipeline, could make Warner-Lambert the fastest growing major drug company for the next several years.

Finally, Dionex, Wal-Mart, and Equifax made significant performance contributions. Dionex is a maker of specialty laboratory equipment and continues to streamline operations. Retailing giant Wal-Mart has begun to slow its capital expenditures by reducing inventories and is also repurchasing its own stock. Equifax, a business services company, collects and supplies credit information. Not only is demand for credit information on the rise from cellular service providers and other telecommunications utilities, but it is also being used by financial companies to market their services to a defined prospect base.

I took losses in aerospace and manufacturing conglomerate Raychem when margins compressed, and in IKON, a provider of office supplies and equipment, after the company had operational difficulties with recent acquisitions.

The Current Outlook

A rebound in small and medium-sized companies occurred during the second quarter of 1997. So I am hopeful we will return to a market that takes into consideration business fundamentals and earnings growth and pays less attention to size and liquidity. Markets that rely too much on arbitrary criteria tend to be short-lived. Over time, solid business practices and profits determine share price. By those standards, our companies get high marks, and should do well going forward.

Thank you for your investment in Janus Aspen Growth Portfolio.

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(1)  Index and Portfolio returns include reinvested  dividends.  The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 2

             Janus Aspen Growth Portfolio June 30, 1997 (unaudited)

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Shares or
Principal Amount                                                    Market Value
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Common Stock - 87.1%
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Aerospace and Defense - 1.5%
     32,525    AlliedSignal, Inc.                                  $   2,732,100
     28,000    Boeing Co.                                              1,485,750
     33,250    United Technologies Corp.                               2,759,750
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                                                                       6,977,600
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Airlines - 0.7%
     38,100    Delta Air Lines, Inc.                                   3,124,200
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Automotive - Truck Parts and Equipment - 0.7%
     88,275    Federal-Mogul Corp.                                     3,089,625
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Beverages - Non-Alcoholic - 0.2%
     32,550    Coca-Cola Enterprises, Inc.                               748,650
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Broadcast Services and Programming - 0.1%
     13,950    Grupo Televisa S.A. (GDR)*                                423,731
--------------------------------------------------------------------------------
Cable Television - 0.6%
      9,250    Cablevision Systems Corp.*                                499,500
     48,100    Comcast Corp. - Class A                                 1,028,138
    100,950    Tele-Communications, Inc. - Class A*                    1,501,631
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                                                                       3,029,269
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Chemicals - Diversified - 4.6%
    102,270    BASF A.G.                                               3,782,596
    124,687    BOC Group PLC**                                         2,168,548
     39,825    Cytec Industries, Inc.*                                 1,488,459
    111,200    E.I. du Pont de Nemours and Co.                         6,991,700
     50,000    Imperial Chemical Industries PLC (ADR)                  2,843,750
    112,275    Monsanto Co.                                            4,834,842
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                                                                      22,109,895
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Chemicals - Specialty - 0.1%
     11,025    Praxair, Inc.                                             617,400
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Commercial Banks - 2.6%
      9,475    First Empire State Corp.                                3,193,075
     19,275    Northern Trust Corp.                                      932,428
     70,000    Signet Banking Corp.                                    2,520,000
     49,075    Star Banc Corp.                                         2,073,419
     83,425    State Street Corp.                                      3,858,406
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                                                                      12,577,328
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Commercial Services - 0.2%
     12,038    ServiceMaster L.P.                                        273,101
        347    SGS Societe Generale de
               Surveillance Holdings S.A.                                742,628
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                                                                       1,015,729
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Computer Services - 1.8%
    121,725    Computer Sciences Corp.*                                8,779,416
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Computer Software - 3.2%
     80,000    Cadence Design Systems, Inc.*                           2,680,000
     35,425    Microsoft Corp.*                                        4,476,835
    191,300    Parametric Technology Corp.*                            8,142,206
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                                                                      15,299,041
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Computers - Micro - 0.3%
     14,000    Compaq Computer Corp.*                                  1,389,500
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Consumer Products - 1.0%
    206,175    Gibson Greetings, Inc.*                                 4,638,937
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Containers - Paper and Plastic - 0.3%
     31,575    Sealed Air Corp.*                                      1,499,812
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Cosmetics and Toiletries - 1.1%
     35,600    Avon Products, Inc.                                     2,512,025
     25,000    Colgate-Palmolive Co.                                   1,631,250
     28,706    Rhone-Poulenc - Class A**                               1,173,482
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                                                                       5,316,757
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Cruise Lines - 1.1%
     77,025    Carnival Corp. - Class A                            $   3,177,281
     60,375    Royal Caribbean Cruises, Ltd.                           2,109,352
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                                                                       5,286,633
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Data Processing and Management - 1.1%
    122,200    First Data Corp.                                        5,369,162
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Diversified Financial Services - 1.1%
     91,425    Associates First Capital Corp. - Class A                5,074,088
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Diversified Operations - 5.8%
    111,100    General Electric Co.                                    7,263,162
     55,775    Minnesota Mining and Manufacturing Co.                  5,689,050
    264,220    Rentokil Initial PLC**                                    927,854
    283,890    Siebe PLC**                                             4,805,103
     20,000    Tyco International, Ltd.                                1,391,250
     30,925    Unilever N.V. - N.Y. Shares                             6,741,650
     41,150    Westinghouse Electric Corp.                               951,594
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                                                                      27,769,663
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Electronic Components - 2.9%
    138,742    Philips Electronics N.V.                                9,956,059
     47,475    Texas Instruments, Inc.                                 3,990,867
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                                                                      13,946,926
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Electronic Security Devices - 0.3%
     30,675    Pittway Corp. - Class A                                 1,526,081
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Finance - Consumer Loans - 0.7%
     93,029    Lloyds TSB Group PLC**                                    953,741
     19,775    Student Loan Marketing Association                      2,511,425
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                                                                       3,465,166
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Finance - Investment Banker/Broker - 0.8%
     91,475    Charles Schwab Corp.                                    3,721,889
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Finance - Other Services - 0.8%
    101,850    Equifax, Inc.                                           3,787,547
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Food - Diversified - 0.7%
     50,000    ConAgra, Inc.                                           3,206,250
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Food - Retail - 0.5%
     50,925    Safeway, Inc.*                                          2,348,916
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Food - Wholesale - 0.5%
     88,800    J.P. Foodservice, Inc.*                                 2,547,450
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Hotels and Motels - 0.1%
     42,000    Extended Stay America, Inc.*                              661,500
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Human Resources - 0.7%
     25,000    Manpower, Inc.                                          1,112,500
     47,800    Robert Half International, Inc.*                        2,249,588
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                                                                       3,362,088
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Instruments - Controls - 0.5%
     41,525    Parker Hannifin Corp.                                   2,520,048
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Instruments - Scientific - 1.6%
    134,225    Dionex Corp.*                                           6,879,031
      8,175    Perkin-Elmer Corp.                                        650,424
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                                                                       7,529,455
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Life and Health Insurance - 5.2%
     51,575    AFLAC, Inc.                                             2,436,919
    382,350    Nationwide Financial Services, Inc. - Class A*         10,156,172
     30,000    Protective Life Corp.                                   1,507,500
     25,075    UICI*                                                     739,712
    175,500    UNUM Corp.                                              7,371,000
     86,250    Western National Corp.                                  2,312,578
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                                                                      24,523,881
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Medical - Biomedical and Genetic - 0.2%
     25,800    Immunex Corp.*                                            935,250
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See Notes to Schedule of Investments

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 3

             Janus Aspen Growth Portfolio June 30, 1997 (unaudited)

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Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Medical - Drugs - 5.9%
     29,675    American Home Products Corp.                          $ 2,270,138
     66,825    Bristol-Myers Squibb Co.                                5,412,825
     55,762    Glaxo Wellcome PLC**                                    1,150,778
     46,075    Pfizer, Inc.                                            5,505,962
    296,000    SmithKline Beecham PLC**                                5,446,056
     64,875    Warner-Lambert Co.                                      8,060,719
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                                                                      27,846,478
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Medical - HMO - 1.5%
    137,250    United Healthcare Corp.                                 7,137,000
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Medical - Hospitals - 0.3%
     42,775    Tenet Healthcare Corp.*                                 1,264,536
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Medical - Products - 1.9%
     26,375    Baxter International, Inc.                              1,378,094
     40,725    Fresenius Medical Care A.G. (ADR)*                      1,186,115
    104,375    Johnson & Johnson                                       6,719,141
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                                                                       9,283,350
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Medical - Wholesale Drug Distribution - 0.6%
     53,625    Cardinal Health, Inc.                                   3,070,031
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Medical Instruments - 0.5%
     13,150    Boston Scientific Corp.*                                  807,903
     17,950    Guidant Corp.                                           1,525,750
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                                                                       2,333,653
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Medical Labs and Testing Services - 0.2%
     51,400    Covance, Inc.*                                            992,662
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Metal - Aluminum - 0.8%
     51,100    Reynolds Metals Co.                                     3,640,875
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Money Center Banks - 7.1%
    208,525    Bank of New York Co., Inc.                              9,070,838
     65,200    BankAmerica Corp.                                       4,209,475
    261,502    Barclays PLC**                                          5,187,796
     64,825    Citicorp                                                7,815,464
     30,614    Deutsche Bank A.G.                                      1,790,247
    123,084    ING Groep N.V.                                          5,685,182
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                                                                      33,759,002
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Multilevel Direct Selling - 0.2%
     21,175    Amway Asia Pacific, Ltd.                                  923,759
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Multimedia - 0.3%
     50,425    Meredith Corp.                                          1,462,325
          1    Viacom, Inc. - Class B*                                        30
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                                                                       1,462,355
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Networking Products - 0.4%
     30,675    Cisco Systems, Inc.*                                    2,059,059
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Office Automation and Equipment - 0.8%
     45,675    Xerox Corp.                                             3,602,616
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Oil - Field Services - 1.0%
     15,000    Halliburton Co.                                         1,188,750
     29,175    Schlumberger, Ltd.                                      3,646,875
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                                                                       4,835,625
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Oil and Gas Drilling - 1.6%
     50,000    Global Marine, Inc.*                                    1,162,500
     75,000    Noble Drilling Corp.*                                   1,692,188
    146,400    Santa Fe International Corp.*                           4,977,600
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                                                                       7,832,288
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Oil Companies - Exploration and Production - 2.6%
     63,900    Burlington Resources, Inc.                            $ 2,819,587
     60,000    Enron Oil & Gas Co.                                     1,087,500
    250,000    Gulf Canada Resources, Ltd.*                            2,078,125
     35,000    Noble Affiliates, Inc.                                  1,354,062
     30,000    Renaissance Energy, Ltd.*                                 835,050
    100,000    Union Pacific Resources Group, Inc.                     2,487,500
     58,050    YPF S.A. (ADR)                                          1,785,038
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                                                                      12,446,862
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Oil Companies - Integrated - 3.6%
    300,000    British Petroleum Co., PLC**                            3,727,200
     20,000    Mobil Corp.                                             1,397,500
     64,500    Royal Dutch Petroleum Co. - N.Y. Shares                 3,507,187
     50,000    Texaco, Inc.                                            5,437,500
     81,000    Unocal Corp.                                            3,143,813
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                                                                      17,213,200
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Oil Field Machinery and Equipment - 1.9%
     50,000    Baker Hughes, Inc.                                      1,934,375
    120,000    Smith International, Inc.*                              7,290,000
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                                                                       9,224,375
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Pharmacy Services - 0.2%
     32,750    Omnicare, Inc.                                          1,027,531
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Property and Casualty Insurance - 0.6%
    166,000    Sumitomo Marine & Fire Insurance Co.                    1,363,628
    112,000    Tokio Marine & Fire Insurance Co.                       1,468,146
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                                                                       2,831,774
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Protection - Safety - 0.3%
    100,000    Lo-Jack Corp.*                                          1,437,500
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Publishing - Books - 1.3%
     51,469    Wolters Kluwer N.V.                                     6,278,239
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Retail - Building Products - 0.4%
     36,425    Fastenal Co.                                            1,784,825
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Retail - Consumer Electronics - 0.4%
     30,100    Tandy Corp.                                             1,685,600
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Retail - Discount - 1.0%
     16,975    TJX Companies, Inc.                                       447,716
    120,000    Wal-Mart Stores, Inc.                                   4,057,500
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                                                                       4,505,216
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Retail - Diversified - 0.1%
      7,993    Vendex International N.V.                                 438,539
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Retail - Hypermarkets - 0.9%
    133,275    Costco Companies, Inc.*                                 4,381,416
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Retail - Major Department Stores - 1.7%
    116,675    Dayton Hudson Corp.                                     6,205,652
     33,675    J.C. Penney Co., Inc.                                   1,757,414
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                                                                       7,963,066
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Retail - Restaurants - 0.4%
     76,350    Wendy's International, Inc.                             1,980,328
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Rubber - Tires - 0.2%
    402,365    Pirelli S.p.A.                                          1,013,302
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Savings/Loan/Thrifts - 0.2%
     10,000    Catskill Financial Corp.                                  155,000
     27,400    Long Island Bancorp, Inc.                                 994,963
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                                                                       1,149,963
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Special Purpose Banks - 0.3%
     15,216    Dexia France**                                          1,482,481
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See Notes to Schedule of Investments

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 4

             Janus Aspen Growth Portfolio June 30, 1997 (unaudited)

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Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Telecommunication Equipment - 1.9%
     37,675    ECI Telecommunications, Ltd.                        $   1,120,831
     69,150    Lucent Technologies, Inc.                               4,983,122
     32,075    Northern Telecom, Ltd.                                  2,918,825
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                                                                       9,022,778
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Telecommunication Services - 0.2%
     28,300    Telefonaktiebolaget L.M. Ericsson (ADR) - Class B       1,114,312
--------------------------------------------------------------------------------
Telephone - Local - 0.5%
     70,300    Cincinnati Bell, Inc.                                   2,214,450
--------------------------------------------------------------------------------
Television - 0.6%
     50,725    Univision Communications, Inc.*                         1,984,616
     24,100    Young Broadcasting Corp. - Class A*                       783,250
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                                                                       2,767,866
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Tobacco - 0.4%
     40,300    Philip Morris Companies, Inc.                           1,788,312
--------------------------------------------------------------------------------
Transportation - Truck - 0.7%
    194,350    Consolidated Freightways Corp.*                         3,182,481
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Total Common Stock (cost $355,688,533)                               415,196,588
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Short-Term Corporate Notes - 6.3%
$10,000,000    AVCO Financial Service
                 5.58%, 8/26/97                                        9,913,200
 10,000,000    Deutsche Bank A.G.
                 5.48%, 7/7/97                                         9,990,867
 10,000,000    NationsBank Corp.
                 5.57%, 8/19/97                                        9,924,186
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Total Short-Term Corporate Notes (amortized cost $29,828,253)         29,828,253
--------------------------------------------------------------------------------
U. S. Government Agencies - 8.6%
 30,000,000   Fannie Mae
                5.41%, 7/24/97                                        29,896,308
 11,000,000   Federal Home Loan Mortgage Corp.
                5.75%, 7/1/97                                         11,000,000
--------------------------------------------------------------------------------
Total U. S. Government Agencies (amortized cost $40,896,308)          40,896,308
--------------------------------------------------------------------------------
Total Investments (total cost $426,413,094) - 102.0%                 485,921,149
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables, and Other Assets - (2.0%)     (9,383,664)
--------------------------------------------------------------------------------
Net Assets - 100%                                                   $476,537,485
--------------------------------------------------------------------------------

                       Summary of Investments by Country
                                 June 30, 1997

Country                       % of Investment Securities            Market Value
--------------------------------------------------------------------------------
Argentina                               0.4%                          $1,785,038
Canada                                  0.2%                             835,050
France                                  0.5%                           2,655,963
Germany                                 1.4%                           6,758,958
Hong Kong                               0.2%                             923,759
Israel                                  0.2%                           1,120,831
Italy                                   0.2%                           1,013,302
Japan                                   0.6%                           2,831,774
Mexico                                  0.1%                             423,731
Netherlands                             6.7%                          32,606,855
Sweden                                  0.2%                           1,114,313
Switzerland                             0.2%                             742,627
United Kingdom                          5.0%                          24,367,076
United States++                        84.1%                         408,741,872
--------------------------------------------------------------------------------
Total                                 100.0%                        $485,921,149
================================================================================
++ Includes Short-Term Securities (69.6% excluding Short-Term Securities)

                           Forward Currency Contracts
                             Open at June 30, 1997

  Currency Sold and              Currency            Currency        Unrealized
   Settlement Date              Units Sold        Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 7/24/97            3,700,000           $6,154,580        ($92,500)
British Pound 7/28/97            2,000,000            3,326,400         (91,882)
British Pound 8/20/97            1,900,000            3,157,800        (128,621)
British Pound 11/24/97           4,150,000            6,876,550         (91,733)
French Franc 10/10/97            5,300,000              908,172          22,551
--------------------------------------------------------------------------------
Total                                               $20,423,502       ($382,185)
================================================================================

See Notes to Schedule of Investments

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 5

  Janus Aspen Aggressive Growth Portfolio - Portfolio Manager, James P. Goff

Performance Review

The Janus Aspen Aggressive Growth Portfolio gained 2.63% for the first half of the year ended June 30, 1997. The Standard & Poor's MidCap 400 Index gained 13.04%(1). All returns include reinvested dividends.

We lagged the Index primarily because the larger capitalization stocks in the Index outperformed the broad mid-cap universe during the first three months of the period. The stocks of larger companies have dominated their smaller counterparts for the better part of a year now. Numerous factors have contributed to the relative dominance of larger stocks, including a long stretch of above average corporate earnings, an affinity among investors' for liquidity, and "hot" money chasing a limited number of stocks in the indexing phenomenon. Stocks with high price-to-earnings multiples (PEs) were especially hard hit earlier in the year, even when they met or exceeded earnings estimates. Although our companies are actually thriving on a fundamental basis, their prices came down anyway.

Finally, we had several disappointments during the period, including Paging Network, Global DirectMail, and Viking Office Supplies. Paging Network was sold at a loss when unexpectedly large investments in its new paging product, VoiceNow, put our earnings estimates in jeopardy. Direct marketers Global DirectMail and Viking Office Products were sold at losses when increased competition in their catalogue businesses caused them to miss earnings estimates.

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Portfolio Profile        June 30, 1997    December 31, 1996
Equities                     93.7%              94.4%
  Foreign                    14.4%              14.7%
Number of Stocks               75                 59
Top 10 Equities              42.5%              45.8%
Cash & Cash Equivalents       6.3%               5.6%
--------------------------------------------------------------------------------

Stock Highlights

During the period, I remained true to my investment discipline, and while we were frustrated in the early going, my patience recently began to pay off. Fastenal, Papa John's, Premier Parks, Omnicare, and the Apollo Group saw their prices decline substantially as the year began, despite strong underlying earnings growth. However, all five posted strong gains in the second quarter, recouping their previous losses, as the turnaround in market psychology started to reward companies with solid fundamentals and rapid earnings growth. Papa John's International serves as a good example of the change in market psychology. Papa John's is a well-run pizza delivery chain which prides itself on quality products and service. The company has reported quarterly earnings gains of 56% and 48%, nicely exceeding our expectations for long-term growth of 35% and Wall Street's estimates of 30%. In spite of its strong outperformance, the stock had declined 25% earlier in the year. But during the second quarter it recouped its losses.

Regal Cinemas and Sofamor Danek Group are new additions to the Portfolio. Regal is the sixth largest operator of movie theaters in the U.S., and boasts the best levels of profitability and growth in the industry by a wide margin. Regal's management has proven itself highly capable in growing the company rapidly, both internally and through acquisitions, while maintaining superior levels of profitability. The company enjoys tremendous economies of scale as its multiplexes have on average at least eight movie screens each, the highest in the industry. Sofamor Danek dominates the market for surgical spinal implants. The FDA recently expanded its approval for the company's products, allowing for increased surgical applications. Additionally, new products, including a minimally invasive camera, should help boost future revenues.

In general, restaurants and wireless communications, two areas where the Portfolio had concentrations, have drastically underperformed the general market for some time. Our three restaurant/pub companies achieved average earnings gains of 48% in the first quarter, but underperformed due to the negative perception of the restaurant group. With the exception of Paging Network, which was mentioned earlier, our wireless stocks also beat earnings estimates, but their stock prices were off due to poor market perception, not to a any deterioration in fundamentals. CommNet Cellular, serves as a good example. The stock price soared from depressed levels following Blackstone Capital's acquisition bid, which reaffirmed our belief that there are tremendous pockets of value in the cellular industry.

Portfolio Strategy

Although the Portfolio recorded good results during the second quarter, we still have a ways to go. I am not pleased with the year-to-date results. But I believe that we are only beginning to be rewarded for our patience, and that we have yet to be paid for our investments' full potential. I remain enthusiastic about the current Portfolio's prospects, and continue to search for compelling investment ideas where our research can truly add value.

Thank you for your continued investment in Janus Aspen Aggressive Growth Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 6

       Janus Aspen Aggressive Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 93.3%
--------------------------------------------------------------------------------
Advertising Sales - 1.4%
    152,775    Outdoor Systems, Inc.*                              $   5,843,644
--------------------------------------------------------------------------------
Cellular Telecommunications - 1.4%
     22,250    CommNet Cellular, Inc.*                                   773,188
    545,421    PriCellular Corp. - Class A*                            5,011,055
--------------------------------------------------------------------------------
                                                                       5,784,243
--------------------------------------------------------------------------------
Chemicals - Specialty - 0.5%
     55,875    Minerals Technologies, Inc.                             2,095,313
--------------------------------------------------------------------------------
Commercial Banks - 0.9%
      7,725    First Empire State Corp.                                2,603,325
      2,725    Northern Trust Corp.                                      131,822
     31,700    Regions Financial Corp.                                 1,002,513
--------------------------------------------------------------------------------
                                                                       3,737,660
--------------------------------------------------------------------------------
Commercial Services - 2.6%
    245,237    Paychex, Inc.                                           9,319,006
    126,500    Profit Recovery Group International*                    1,755,188
--------------------------------------------------------------------------------
                                                                      11,074,194
--------------------------------------------------------------------------------
Computers - Mainframe - 0.1%
     49,675    Amdahl Corp.*                                             434,656
--------------------------------------------------------------------------------
Containers - Paper and Plastic - 1.8%
    160,250    Sealed Air Corp.*                                       7,611,875
--------------------------------------------------------------------------------
Cruise Lines - 0.8%
    103,450    Royal Caribbean Cruises, Ltd.                           3,614,284
--------------------------------------------------------------------------------
Dental Supplies and Equipment - 0%
      2,750    Sybron International Corp.*                               109,656
--------------------------------------------------------------------------------
Direct Marketing - 0.1%
     10,150    Catalina Marketing Corp.*                                 488,469
--------------------------------------------------------------------------------
Diversified Financial Services - 0.4%
     28,900    Associates First Capital Corp. - Class A                1,603,950
--------------------------------------------------------------------------------
Diversified Operations - 0.4%
    440,238    Rentokil Initial PLC**                                  1,545,972
--------------------------------------------------------------------------------
Drug Delivery Systems - 0.5%
    142,875    DepoTech Corp.*                                         1,946,672
--------------------------------------------------------------------------------
Electric Products - 2.2%
    329,050    Littelfuse, Inc.*                                       9,295,663
--------------------------------------------------------------------------------
Electronic Components - 0.6%
    119,450    Methode Electronics - Class A                           2,374,069
--------------------------------------------------------------------------------
Finance - Auto Loans - 0.2%
     83,125    Credit Acceptance Corp.*                                1,070,234
--------------------------------------------------------------------------------
Finance - Consumer Loans - 0.2%
      7,450    Household International, Inc.                             874,909
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 1.0%
    100,700    Charles Schwab Corp.                                    4,097,231
--------------------------------------------------------------------------------
Finance - Leasing Companies - 0.1%
      6,750    Finova Group, Inc.                                        516,375
--------------------------------------------------------------------------------
Finance - Mortgage Loan Banker - 0.2%
     25,925    Federal Agricultural Mortgage Corp.*                      939,781
--------------------------------------------------------------------------------
Finance - Other Services - 1.1%
     24,700    HealthCare Financial Partners, Inc.*                      503,263
    219,725    Medallion Financial Corp.                               4,202,241
--------------------------------------------------------------------------------
                                                                       4,705,504
--------------------------------------------------------------------------------
Food - Retail - 0.8%
     63,575    Quality Food Centers, Inc.                              2,415,850
     17,925    Safeway, Inc.*                                            826,791
--------------------------------------------------------------------------------
                                                                       3,242,641
--------------------------------------------------------------------------------
Food - Wholesale - 0.5%
     71,600    J.P. Foodservice, Inc.*                             $   2,054,025
--------------------------------------------------------------------------------
Golf - 1.4%
    260,525    Family Golf Centers, Inc.*                              5,992,075
--------------------------------------------------------------------------------
Hotels and Motels - 4.0%
     62,925    Choice Hotels International, Inc.*                      1,065,792
    276,675    HFS, Inc.*                                             16,047,150
--------------------------------------------------------------------------------
                                                                      17,112,942
--------------------------------------------------------------------------------
Human Resources - 0.1%
      4,800    Robert Half International, Inc.*                          225,900
--------------------------------------------------------------------------------
Independent Power Producer - 1.5%
    262,125    Trigen Energy Corp.                                     6,553,125
--------------------------------------------------------------------------------
Life and Health Insurance - 4.0%
     16,150    AFLAC, Inc.                                               763,088
    119,450    Hartford Life, Inc. - Class A*                          4,479,375
     20,825    Nationwide Financial Services, Inc. - Class A*            553,164
    155,200    Protective Life Corp.                                   7,798,800
     71,050    UICI*                                                   2,095,975
     45,200    Western National Corp.                                  1,211,925
--------------------------------------------------------------------------------
                                                                      16,902,327
--------------------------------------------------------------------------------
Machine Tools and Related Products - 0.2%
     34,075    JLK Direct Distribution, Inc. - Class A*                  873,172
--------------------------------------------------------------------------------
Medical - Drugs - 3.1%
    203,075    Teva Pharmaceutical Industries, Ltd.                   13,149,106
--------------------------------------------------------------------------------
Medical Instruments - 3.1%
    287,000    Sofamor Danek Group, Inc.*                             13,130,250
--------------------------------------------------------------------------------
Multi-Line Insurance - 0.3%
     19,875    Travelers Group, Inc.                                   1,253,367
--------------------------------------------------------------------------------
Pharmacy Services - 2.3%
    317,900    Omnicare, Inc.                                          9,974,113
--------------------------------------------------------------------------------
Property and Casualty Insurance - 1.0%
     48,200    Progressive Corp. 4,193,400
--------------------------------------------------------------------------------
Publishing - Newspapers - 0.7%
     40,525    Central Newspapers, Inc. - Class A                      2,902,603
--------------------------------------------------------------------------------
Radio - 5.3%
    188,625    Clear Channel Communications, Inc.*                    11,600,438
    158,625    Evergreen Media Corp. - Class A                         7,078,641
     71,725    Heftel Broadcasting Corp.*                              3,962,806
--------------------------------------------------------------------------------
                                                                      22,641,885
--------------------------------------------------------------------------------
Real Estate Investment and Management - 2.9%
    670,500    Insignia Financial Group, Inc. - Class A*              12,152,812
--------------------------------------------------------------------------------
Rental Auto/Equipment - 1.2%
    211,650    Coinmach Laundry Corp.*                                 5,026,687
--------------------------------------------------------------------------------
Resorts and Theme Parks - 1.4%
    161,975    Premier Parks, Inc.*                                    5,972,828
--------------------------------------------------------------------------------
Retail - Auto Parts - 0.9%
    102,500    O'Reilly Automotive, Inc.*                              3,946,250
--------------------------------------------------------------------------------
Retail - Building Products - 7.8%
    680,175    Fastenal Co.                                           33,328,575
--------------------------------------------------------------------------------
Retail - Catalog Shopping - 2.7%
    332,575    Barnett, Inc.*                                          8,148,087
     81,350    MSC Industrial Direct Co., Inc. - Class A*              3,264,169
--------------------------------------------------------------------------------
                                                                      11,412,256
--------------------------------------------------------------------------------
Retail - Diversified - 4.1%
    588,070    Petco Animal Supplies, Inc.*                           17,642,100
--------------------------------------------------------------------------------
Retail - Hypermarkets - 0.2%
     20,800    Costco Companies, Inc.*                                   683,800
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 7

       Janus Aspen Aggressive Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Retail - Pubs - 5.2%
    990,915    Wetherspoon (J.D.) PLC**,+                          $  22,181,478
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 0.5%
     43,560    Fred Meyer, Inc.*                                       2,251,507
--------------------------------------------------------------------------------
Retail - Restaurants - 9.8%
    474,280    Papa John's International, Inc.*                       17,429,790
  2,315,964    PizzaExpress PLC**,+                                   24,244,546
--------------------------------------------------------------------------------
                                                                      41,674,336
--------------------------------------------------------------------------------
Retirement and Aged Care - 1.6%
    121,325    Karrington Health, Inc.*                                1,819,875
    145,750    Sunrise Assisted Living, Inc.*                          5,101,250
--------------------------------------------------------------------------------
                                                                       6,921,125
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 0.1%
      8,950    TCF Financial Corp.                                       441,906
--------------------------------------------------------------------------------
Schools - 2.3%
    283,575    Apollo Group, Inc. - Class A*                           9,996,019
--------------------------------------------------------------------------------
Telephone - Local - 0.1%
      8,100    Cincinnati Bell, Inc.                                     255,150
--------------------------------------------------------------------------------
Television - 0.8%
     92,250    Univision Communications, Inc.*                         3,609,281
--------------------------------------------------------------------------------
Theaters - 1.5%
    192,725    Regal Cinemas, Inc.*                                    6,359,925
--------------------------------------------------------------------------------
Transportation - Railroad - 2.6%
    301,850    Wisconsin Central Transportation Corp.*                11,243,912
--------------------------------------------------------------------------------
Vitamins and Nutrition Products - 0.2%
     60,325    Weider Nutrition International, Inc.                      957,659
--------------------------------------------------------------------------------
Water Treatment Services - 2.3%
    222,775    Culligan Water Technologies, Inc.*                      9,969,181
--------------------------------------------------------------------------------
X-Ray Equipment - 0.3%
     25,000    Dentsply International, Inc.                            1,225,000
--------------------------------------------------------------------------------
Total Common Stock (cost $306,153,364)                               397,217,072
--------------------------------------------------------------------------------
Short-Term Corporate Note - 2.3%
$10,000,000    Deutsch Bank A.G.
                 5.48%, 7/7/97 (amoritized cost $9,990,867)            9,990,867
--------------------------------------------------------------------------------
U.S. Government Agencies - 4.6%
               Federal Home Loan Mortgage Corp.:
  9,760,000      5.75%, 7/1/97                                         9,760,000
 10,000,000      6.01%, 8/6/97                                         9,945,100
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $19,705,100)           19,705,100
--------------------------------------------------------------------------------
Warrants - 0.4%
--------------------------------------------------------------------------------
Electric Products - 0.4%
     65,700    Littelfuse, Inc. - exp. 12/31/01*
                 (total cost $677,514)                                 1,486,462
--------------------------------------------------------------------------------
Total Investments (total cost  $336,526,845) - 100.6%  428,399,501
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.6%)      (2,554,687)
--------------------------------------------------------------------------------
Net Assets - 100%                                                   $425,844,814
--------------------------------------------------------------------------------


                       Summary of Investments by Country
                                 June 30, 1997

Country                   % of Investment Securities                Market Value
--------------------------------------------------------------------------------
Israel                                  3.1%                         $13,149,106
United Kingdom                         11.2%                          47,971,996
United States++                        85.7%                         367,278,399
--------------------------------------------------------------------------------
Total                                 100.0%                        $428,399,501
================================================================================
++ Includes Short-Term Securities (78.8% excluding Short-Term Securities)


                           Forward Currency Contracts
                             Open at June 30, 1997

Currency Sold and                Currency             Currency       Unrealized
 Settlement Date                Units Sold         Value in $ U.S.   Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 7/18/97            1,000,000           $1,663,700      $    3,405
British Pound 7/24/97            7,200,000           11,976,480        (120,608)
British Pound 7/28/97            1,700,000            2,827,440         (78,100)
British Pound 8/20/97            2,800,000            4,653,600        (189,546)
British Pound 9/11/97            1,908,000            3,168,997        (121,921)
British Pound 11/28/97           4,500,000            7,455,600        (165,150)
--------------------------------------------------------------------------------
Total                                               $31,745,817      ($ 671,920)
================================================================================

See Notes to Schedule of Investments

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 8

Janus Aspen Capital Appreciation Portfolio-Portfolio Manager, Scott W. Schoelzel

Performance Review

Janus Aspen Capital Appreciation Portfolio opened on May 1, 1997. Before discussing Portfolio performance, I would like to take this opportunity to thank each of you for your investment with Janus. The Portfolio got off to a good start during its first two months, but my goals are really long-term. I want to generate highly competitive results for investors by purchasing great individual businesses at reasonable prices. That basic discipline will be the driving force behind your future returns.

Since inception, Janus Aspen Capital Appreciation Portfolio appreciated 17.50%, versus a gain of 10.83% for the S&P 500 Index(1). All returns include reinvested dividends.

The Portfolio opened in the midst of a powerful and broad-based market rally that was sparked by signs of moderate economic growth. For much of the previous year, however, market focus had been confined primarily to large, familiar companies, as investors' desire for predictability and liquidity became increasingly acute. Many large stocks were trading at unprecedented levels, so I was patient in putting capital to work. Whenever possible, I used volatility to build positions at lower prices.

Portfolio Strategy

The Portfolio employs a "barbell" approach. At one end of the barbell are large, stable, professionally managed companies, such as Citicorp, Pfizer, and Merrill Lynch, that have numerous product lines and powerful, secure global market franchises. On the other end of the barbell are smaller, faster-growing companies such as Dell Computer, LHS Group, and Lam Research, which have fewer product lines, higher price-earnings rations (PEs), and are still building market share. The Portfolio is fairly concentrated, and should remain so. As assets grow, it will probably hold 25-40 positions.

I am enthusiastic about a number of broad investment areas, where I believe earnings are the most dynamic. Financial services, telecommunications, technology, health care, pharmaceuticals and biotechnology should benefit greatly from fundamental changes in economic and demographic trends, both at home and abroad. Within these areas, I try to identify individual companies with outstanding fundamentals. Even though the short-term market risk may be higher with some of these companies than with the more mature businesses in the Portfolio, I remain convinced the long-term potential of the barbell approach is also much higher.

--------------------------------------------------------------------------------
Portfolio Profile          June 30, 1997
Equities                       30.1%
Top 10 Equities                25.0%
Number of Stocks                16
Cash & Cash Equivalents        69.9%
--------------------------------------------------------------------------------

Stock Highlights

Among the large, more mature companies in the Portfolio are two technology stocks, Intel and Microsoft. Intel is the premier manufacturer of microprocessors. Microsoft is, quite simply, a juggernaut in the software industry. The company enjoys 91% gross margins, has no debt, and generates over $500 million in free cash flow a month. It owns the global market in operating software for PCs and is making aggressive inroads into the server market.

Eli Lilly, Warner-Lambert, and Pfizer make up our large pharmaceutical holdings. All three have excellent product pipelines. Sales of Lilly's new drug Zyprexa, which treats schizophrenia, were well ahead of expectations, and two other new products, Gemzar, for pancreatic cancer, and Reopro, for acute cardiovascular disease, are also selling well. Warner-Lambert has already achieved incredible market penetration with Lipitor, its new anti-cholesterol drug, and with Rezulin, its new diabetes drug.

Our large financial stocks include Citicorp and Merrill Lynch, which dominate markets both at home and overseas. The breadth and depth of both companies' foreign operations make them tough competitors. Citicorp is a dominant banking presence in emerging economies. Merrill Lynch has huge market share in international investment banking. Both companies also have substantial stock repurchase programs.

Dell Computer, LHS Group, and Lam Research represent some of our smaller companies. Dell is the most efficient competitor in the commercial PC market, with excellent cost and inventory controls. The company keeps only a twelve-day supply of components on hand - the lowest in the industry - which has meant huge cost savings as the price of PC components has steadily dropped. The global opportunities for Dell are just now beginning to take shape, and the company is also buying back its stock fairly aggressively. LHS provides on-line billing and accounting services to the fast-growing telecommunications industry, and Lam develops and markets much of the processing equipment used to manufacture semiconductors.

Going Forward

Given the current market environment, I intend to be both patient and opportunistic, and to use volatility to build positions. The Portfolio contains some very exciting stocks that have performed well for the short time we have held them. But more importantly, these companies have management teams and product lines that should make them long-term industry leaders.

Thank you once again for your investment in Janus Aspen Capital Appreciation Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 9

      Janus Aspen Capital Appreciation Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 30.1%
--------------------------------------------------------------------------------
Computer Software - 3.6%
        160    Microsoft Corp.*                                         $ 20,220
        350    Wind River Systems*                                        13,387
--------------------------------------------------------------------------------
                                                                          33,607
--------------------------------------------------------------------------------
Computers - Micro - 1.2%
         96    Dell Computer Corp.*                                       11,274
--------------------------------------------------------------------------------
Data Processing and Management - 4.7%
      1,000    LHS Group, Inc.*                                           43,812
--------------------------------------------------------------------------------
Electronic Components - Semiconductors - 6.9%
        200    Intel Corp.                                                28,363
      1,000    Lam Research Corp.*                                        37,063
--------------------------------------------------------------------------------
                                                                          65,426
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 3.7%
        580    Merrill Lynch & Co., Inc.                                  34,583
--------------------------------------------------------------------------------
Life and Health Insurance - 0.2%
         44    SunAmerica, Inc.                                            2,145
--------------------------------------------------------------------------------
Medical - Drugs - 3.8%
        100    Eli Lilly & Co.                                            10,931
         98    Pfizer, Inc.                                               11,711
        102    Warner-Lambert Co.                                         12,673
--------------------------------------------------------------------------------
                                                                          35,315
--------------------------------------------------------------------------------
Medical - HMO - 0.5%
         70    Oxford Health Plans, Inc.*                                  5,023
--------------------------------------------------------------------------------
Money Center Banks - 3.1%
        240    BankAmerica Corp. 15,495
        112    Citicorp 13,503
--------------------------------------------------------------------------------
                                                                          28,998
--------------------------------------------------------------------------------
Multi-Line Insurance - 0.7%
        108    Travelers Group, Inc.                                       6,811
--------------------------------------------------------------------------------
Telecommunication Services - 1.7%
        600    Quest Communications International, Inc.*                  16,350
--------------------------------------------------------------------------------
Total Common Stock (cost $238,412)                                       283,344
--------------------------------------------------------------------------------
U.S. Government Agencies - 69.5%
   $155,000    Federal Home Loan Bank
                 5.65%, 7/1/97                                           155,000
    500,000    Federal Home Loan Mortgage Corp.
                 5.75%, 7/1/97                                           500,000
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $655,000)                 655,000
--------------------------------------------------------------------------------
Total Investments (total cost $893,412) - 99.6%                          938,344
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 0.4%              3,613
--------------------------------------------------------------------------------
Net Assets - 100%                                                       $941,957
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 10

Janus Aspen International Growth Portfolio-Portfolio Manager, Helen Young Hayes

Performance Review

Janus Aspen International Growth Portfolio gained 18.31% during the first half of our fiscal year ended June 30, 1997. The Morgan Stanley International EAFE Index (EAFE stands for Europe, Australasia, and the Far East) returned 11.21% for the same period.(1) Both returns include reinvested net dividends.(2)

Our research team continued to find many excellent individual investment opportunities over the last six months, sometimes in out-of-the-way industries. The Fund also owned a number of larger, better-known companies, especially in Europe. Both helped us beat the EAFE Index.

--------------------------------------------------------------------------------
Portfolio Profile           June 30, 1997     December 31, 1996
Equities                         97.4%              70.9%
  Foreign                        96.9%              70.8%
Number of Stocks                  257                183
Top 10 Equities                  20.8%              18.3%
Cash & Fixed-Income Securities    2.6%              29.1%
--------------------------------------------------------------------------------

The Portfolio

Volkswagen is new to the Portfolio and has performed well. Sales are growing at a good clip and the company is streamlining its product lines and cutting costs dramatically. Volkswagen has vowed to triple its pretax margins between now and the year 2000.

Two German banks, Deutsche Bank and DePfa Bank, and Ahrend NV, a Netherlands-based distributor of office supplies throughout Europe, also performed well. DePfa is the largest mortgage bank in Germany. Along with its banking and other business services, DePfa offers software for property managers, which allows mortgage and rent payments to be made electronically to DePfa's bank, and speeds up the collection cycle. This contributes significantly to DePfa's profitability and competitive edge. Deutsche Bank dominates the commercial banking business in Germany and is working to enhance returns and profitability by cutting costs and expanding into higher-return businesses.

Management at Ahrend is highly cost-conscious and has successfully boosted the company's operating and profit margins. Ahrend is poised to gain market share on the Continent and especially in Germany, where companies are increasingly realizing the efficiency and cost benefits of outsourcing to a single, preferred vendor.

Positions in Philips Electronics and Lloyds TSB were increased. Netherlands-based Philips is embarking on its second round of restructuring, led by an energetic new CEO. His immediate plans include refocusing the company along key strategic lines, which will result in the spin-off of incongruous or unprofitable divisions. Lloyds is an extremely well-run British bank that is enjoying the benefits of a merger between Lloyds and TSB Group. As a result of the merger, Lloyds TSB will be able to take approximately 10% out of the cost base of the combined banks. Lloyds management is committed to increasing shareholder value and is using discretionary cash to make strategic acquisitions and to build the bank's higher-profit, retail financial services.

Finally, Capita Group is a somewhat unusual beneficiary of the huge outsourcing wave in Britain. In their attempt to lower costs, municipalities and other local authorities are outsourcing services and functions such as the national driving test to private companies like Capita Group.

U.K.-based Dorling Kindersley proved to be a disappointment during the first half. The company specializes in publishing children's educational books and interactive CD-ROMS. Unfortunately, the number of major chain bookstores has increased substantially, while demand has actually slowed slightly. Book retailers can return unsold books to printers at cost, and the unexpected return of inventory hurt Dorling Kindersley's results.

International Strategy

With some exceptions, foreign markets continue to behave independently of the U.S., and of each other. This diversity, in addition to the many attractive individual companies we continue to identify worldwide, contributes to my ongoing optimism about the potential of international investments. The broad trend toward government deregulation, and a somewhat newer trend toward profit-oriented, shareholder-friendly corporate management, should provide an increasingly healthy climate for global equity markets for some time to come.

Thank you for your continued investment in Janus Aspen International Growth Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

(2) Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country. EAFE stands for Europe, Australasia, and the Far East. Neither the U.S. market nor the emerging markets of Latin America and Eastern Europe are represented in EAFE.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 11

      Janus Aspen International Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 95.6%
--------------------------------------------------------------------------------
Aerospace and Defense - 0.3%
     14,125    DONCASTERS PLC*,**                                  $     326,641
--------------------------------------------------------------------------------
Airlines - 1.2%
     18,916    Deutsche Lufthansa A.G.**                                 363,115
         93    Sairgroup*,**                                             104,365
     12,106    SAS Danmark A/S                                           141,495
     25,080    SAS Norge ASA - Class B                                   265,504
     25,118    SAS Sverige A.B.**                                        305,351
--------------------------------------------------------------------------------
                                                                       1,179,830
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
      7,767    Adolfo Dominguez S.A.                                     306,307
      3,150    Gucci Group N.V. - N.Y. Shares**                          202,781
--------------------------------------------------------------------------------
                                                                         509,088
--------------------------------------------------------------------------------
Appliances - 1.1%
     15,604    Electrolux A.B. - Series B**                            1,126,048
--------------------------------------------------------------------------------
Athletic Footwear - 0.5%
      4,214    Adidas A.G.**                                             466,735
--------------------------------------------------------------------------------
Audio and Video Products - 0.8%
      9,200    Sony Corp.**                                              803,181
--------------------------------------------------------------------------------
Automotive - Cars and Light Trucks - 3.5%
        383    BMW A.G.**                                                317,164
        231    Mahindra & Mahindra, Ltd. (GDR)*,+                          3,292
     50,000    Mitsubishi Motors Corp.**                                 358,298
        700    Tata Engineering & Locomotive Co., Ltd.                    10,395
      4,873    Tata Engineering & Locomotive Co., Ltd. (GDR)+             72,364
      3,492    Volkswagen A.G.**                                       2,679,319
--------------------------------------------------------------------------------
                                                                       3,440,832
--------------------------------------------------------------------------------
Automotive - Truck Parts and Equipment - 0.7%
      4,354    Autoliv A.B.**                                            167,518
     23,000    Denso Corp.**                                             550,730
--------------------------------------------------------------------------------
                                                                         718,248
--------------------------------------------------------------------------------
Brewery - 0.8%
     56,800    Fomento Economico Mexicano S.A. de C.V.                   337,393
      7,208    Zaklady Piwowarskie w Zywcu S.A.                          460,611
--------------------------------------------------------------------------------
                                                                         798,004
--------------------------------------------------------------------------------
Broadcast Services and Programming - 0.5%
     16,225    Grupo Televisa S.A. (GDR)*                                492,834
--------------------------------------------------------------------------------
Building - Heavy Construction - 0.3%
      2,364    Grupo Acciona S.A.                                        266,828
--------------------------------------------------------------------------------
Building and Construction Products - 0.2%
      9,267    Tarkett A.G.**                                            239,315
--------------------------------------------------------------------------------
Cable Television - 0%
      2,275    TV Filme, Inc.*,**                                         23,603
--------------------------------------------------------------------------------
Casino Services - 0.2%
     29,925    London Clubs International PLC**                          188,758
--------------------------------------------------------------------------------
Cellular Telecommunications - 0.2%
      1,465    Millicom International Cellular S.A.*                      69,954
        337    Telecel-Comunicacaoes Pessoais S.A.*                       27,989
     23,319    Telecom Italia Mobile S.p.A.                               74,925
--------------------------------------------------------------------------------
                                                                         172,868
--------------------------------------------------------------------------------
Chemicals - Diversified - 2.5%
      6,799    Akzo Nobel**,+                                            933,451
     24,027    BASF A.G.**                                               888,671
     36,771    BOC Group PLC**                                           639,519
--------------------------------------------------------------------------------
                                                                       2,461,641
--------------------------------------------------------------------------------
Chemicals - Specialty - 0.5%
        510    Clariant A.G.**                                     $     330,590
        166    SGL Carbon A.G.**,+                                        22,749
     36,142    Victrex PLC**                                             102,858
--------------------------------------------------------------------------------
                                                                         456,197
--------------------------------------------------------------------------------
Closed-End Funds - 0.3%
      3,200    Polish National Investment Fund -
                 Privatisation Certificate                               136,326
        185    Romania Investment Fund+                                  180,005
--------------------------------------------------------------------------------
                                                                         316,331
--------------------------------------------------------------------------------
Commercial Banks - 2.8%
      2,350    Amtssparekassen Fyn A/S                                   151,688
      2,612    Banco Frances del Rio de la Plata S.A. (ADR)               84,890
    113,134    Bank Handlowy W. Warszawie*,+                           1,304,765
      1,691    BG Bank A/S                                                93,594
    126,896    Credito Italiano S.p.A.                                   231,717
     16,165    Equitable Banking Corp.                                    58,529
      1,619    Jyske Bank A/S                                            139,663
      1,521    Nordbanken A.B.**                                          51,340
        148    Spar Nord Holdings A/S                                      6,919
      2,448    Sparbanken Sverige A.B. - Class A**                        54,454
      3,752    Sydbank A/S                                               171,453
     11,000    Uniao de Bancos Brasileiros S.A. (GDR)*                   408,375
--------------------------------------------------------------------------------
                                                                       2,757,387
--------------------------------------------------------------------------------
Commercial Services - 1.2%
     47,393    BTG PLC**                                                 497,709
      4,814    Sophus Berendsen A/S - Class B                            696,975
--------------------------------------------------------------------------------
                                                                       1,194,684
--------------------------------------------------------------------------------
Computer Services - 3.6%
      4,879    Axime*,**                                                 577,599
     10,880    Cap Gemini Sogeti S.A.**                                  574,491
    141,400    Capita Group PLC**                                        554,207
      9,883    CMG PLC**                                                 219,922
      7,559    Delphi Group PLC**                                         93,473
     26,651    Enator A.B.*,**                                           475,641
      2,989    Getronics N.V.**                                           96,718
     66,635    Logica PLC**                                              767,987
      3,005    Misys PLC**                                                68,142
        230    Sligos S.A.*,**                                            31,733
      4,060    WM-Data A.B. - Class B**                                   71,409
--------------------------------------------------------------------------------
                                                                       3,531,322
--------------------------------------------------------------------------------
Computer Software - 1.9%
    342,084    CI Technologies Group, Ltd.*                              384,405
      5,997    JBA Holdings PLC**                                         87,831
      6,107    Merkantildata A.S.A.                                      122,627
         27    NTT Data Corp.**                                        1,045,268
      2,209    SEMA Group PLC**                                           45,312
      2,518    TT Tieto Oy - Class B**                                   218,145
--------------------------------------------------------------------------------
                                                                       1,903,588
--------------------------------------------------------------------------------
Computers - Integrated Systems - 1.2%
      9,325    Dassault Systemes S.A. (ADR)*,**                          664,406
     33,000    Fujitsu, Ltd.**                                           458,533
      6,126    Prosolvia A.B. - B Shares*,**,+                            94,278
--------------------------------------------------------------------------------
                                                                       1,217,217
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 3.6%
     77,282    Rhone-Poulenc - Class A**                               3,159,237
     25,000    Shiseido Co., Ltd.**                                      412,916
--------------------------------------------------------------------------------
                                                                       3,572,153
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 12

      Janus Aspen International Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Distribution and Wholesale - 0.3%
      6,000    Mitsubishi Corp.**                                  $      74,980
     18,000    Mitsui & Co.**                                            173,032
--------------------------------------------------------------------------------
                                                                         248,012
--------------------------------------------------------------------------------
Diversified Financial Services - 0.1%
        886    Compagnie Bancaire S.A.**                                 113,185
--------------------------------------------------------------------------------
Diversified Operations - 8.4%
     14,664    Amer Group, Ltd.*,**                                      268,196
         71    Barco N.V.                                                 14,398
    546,000    First Pacific Co., Ltd.                                   697,716
     47,802    Hays PLC**                                                454,270
     45,000    Hutchison Whampoa, Ltd.                                   389,169
      1,775    Kinnevik A.B. - Class B**                                  49,469
     20,162    Lagardere S.C.A.**                                        586,219
     10,370    Metra Oy - Class B**                                      312,442
     19,775    Quinenco S.A. (ADR)                                       365,838
    632,251    Rentokil Initial PLC**                                  2,220,259
    105,475    Siebe PLC**                                             1,785,263
        700    South African Breweries, Ltd.**,+                          21,491
        328    Sulzer A.G.**                                             281,236
     44,052    TI Group PLC**                                            383,808
      7,976    VEBA A.G.**                                               448,570
--------------------------------------------------------------------------------
                                                                       8,278,344
--------------------------------------------------------------------------------
Drug Delivery Systems - 0.1%
      1,825    Elan Corp. PLC (ADR)*                                      82,581
--------------------------------------------------------------------------------
Electric - Distribution - 0%
      4,130    Manila Electric Co.                                        20,356
--------------------------------------------------------------------------------
Electric - Integrated - 1.1%
        900    Centrais Electricas de Santa Catarina S.A. (GDR)+         124,200
  2,900,000    Companhia de Eletricidade do Estado da Bahia*             266,686
      6,425    Companhia Energetica de Minas Gerais (ADR)                326,872
      9,178    Electricidade de Portugal S.A.                            168,638
      5,100    Mosenergo (ADR)*,+                                        211,650
--------------------------------------------------------------------------------
                                                                       1,098,046
--------------------------------------------------------------------------------
Electric Products - 2.1%
     37,858    Gewiss S.p.A.                                             647,268
     80,000    Hitachi, Ltd.**                                           894,870
        459    Le Carbone-Lorraine**,+                                   111,800
      2,743    Siemens A.G.**                                            163,003
      4,800    UCAR International, Inc.*                                 219,600
--------------------------------------------------------------------------------
                                                                       2,036,541
--------------------------------------------------------------------------------
Electronic Components - 5.4%
     51,598    Electrocomponents PLC**                                   385,147
     42,502    Philips Electronics N.V.**                              3,049,923
     18,725    Philips Electronics N.V. - N.Y. Shares**                1,345,859
     16,526    Pricer A.B. - Class B*,**                                 568,508
--------------------------------------------------------------------------------
                                                                       5,349,437
--------------------------------------------------------------------------------
Electronic Measuring Instrument - 0%
        448    Simac Techniek N.V.**                                      38,413
--------------------------------------------------------------------------------
Engineering - Research and Development - 0.1%
        577    VA Technologies A.G.*                                     105,614
--------------------------------------------------------------------------------
Film Processing - 0.6%
         12    Fotolabo S.A.**                                             3,828
      3,836    Grand Optical Photoservice**                              582,822
--------------------------------------------------------------------------------
                                                                         586,650
--------------------------------------------------------------------------------
Finance - Auto Loans - 0.8%
    510,000    Putra Surya Multidana*                                    812,770
--------------------------------------------------------------------------------
Finance - Consumer Loans - 1.8%
    143,142    Lloyds TSB Group PLC**                              $   1,467,504
     32,054    Provident Financial PLC**                                 297,145
--------------------------------------------------------------------------------
                                                                       1,764,649
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 0.6%
      6,260    Compagnie de Suez**                                        15,408
     41,000    Nomura Securities Co., Ltd.**                             566,110
--------------------------------------------------------------------------------
                                                                         581,518
--------------------------------------------------------------------------------
Food - Catering - 0.5%
     47,552    Compass Group PLC**,+                                     533,013
--------------------------------------------------------------------------------
Food - Dairy Products - 0.1%
        449    Koninklijke Nutricia Verenidge Bedrijven N.V.**            71,040
     26,103    Parmalat Finanziaria S.p.A.                                37,126
--------------------------------------------------------------------------------
                                                                         108,166
--------------------------------------------------------------------------------
Food - Diversified - 0.5%
        659    Hero A.G.**,+                                             368,409
      1,645    Raision Tehtaat Oy**                                      116,861
--------------------------------------------------------------------------------
                                                                         485,270
--------------------------------------------------------------------------------
Food - Meat Products - 0.5%
     56,949    Sardus A.B.*,**,+                                         489,773
--------------------------------------------------------------------------------
Food - Retail - 0.5%
        419    Carrefour S.A.**                                          304,601
      1,347    Selecta Group, (The) *,**,+                               205,120
--------------------------------------------------------------------------------
                                                                         509,721
--------------------------------------------------------------------------------
Healthcare Safety Devices - 0%
      7,250    London International Group PLC**                           20,875
--------------------------------------------------------------------------------
Home Furnishings - 0.1%
     14,334    Ekornes A.S.A.                                            121,395
--------------------------------------------------------------------------------
Hotels and Motels - 0.1%
         81    Indian Hotels Co., Ltd. (GDR)*,+                            1,883
      3,106    Sol Melia S.A.                                            127,771
--------------------------------------------------------------------------------
                                                                         129,654
--------------------------------------------------------------------------------
Human Resources - 1.1%
     42,507    Brunel International N.V.**,+                             945,891
      6,194    Vedior N.V.*,**,+                                         164,071
--------------------------------------------------------------------------------
                                                                       1,109,962
--------------------------------------------------------------------------------
Investment Companies - 0.3%
     12,436    Corp. Financiera Reunida S.A.*                             52,426
        447    FIH A/S - Class B 11,393
        724    Incentive A.B. - Class B**                                 66,198
     13,396    Investment A.B. Bure**                                    168,914
--------------------------------------------------------------------------------
                                                                         298,931
--------------------------------------------------------------------------------
Investment Management and Advisory - 0%
      3,743    Colonial, Ltd.*,+                                           9,478
--------------------------------------------------------------------------------
Lasers - Systems and Components - 0.3%
     15,325    Rofin-Sinar Technologies, Inc.*                           293,091
--------------------------------------------------------------------------------
Machinery - General Industrial - 0.4%
     35,239    Powerscreen International PLC**                           383,853
--------------------------------------------------------------------------------
Machinery - Pumps - 0.3%
      9,600    Pfeiffer Vacuum Technology A.G. (ADR)*,**                 279,600
--------------------------------------------------------------------------------
Manufacturing - 0%
        253    Azkoyen S.A.                                               31,481
--------------------------------------------------------------------------------
Medical - Biomedical and Genetic - 0.2%
        100    Ares-Serono Group - Class B**                             145,077
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 13

      Janus Aspen International Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Medical - Drugs - 7.7%
        564    Altana A.G.**                                       $     602,020
     22,231    Astra A.B. - Class A**                                    414,008
      1,000    Eisai Co., Ltd.**                                          18,964
     10,150    Gedeon Richter (GDR)                                      918,575
     59,493    Glaxo Wellcome PLC**                                    1,227,776
        731    Novartis A.G.**                                         1,170,322
     14,743    Orion-Yhtyma Oy - Class B**                               554,893
        128    Roche Holding A.G.**                                    1,159,406
      6,900    Rhone-Poulenc                                             627,038
      3,662    SmithKline Beecham PLC**                                   67,377
        175    SmithKline Beecham PLC (ADR)**                             16,034
     25,000    Takeda Chemical Industries**                              703,487
      2,325    Teva Pharmaceutical Industries, Ltd. (ADR)                150,544
--------------------------------------------------------------------------------
                                                                       7,630,444
--------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution - 1.0%
        389    Gehe A.G.**                                                26,565
      6,375    Grupo Casa Autrey S.A. de C.V. (ADR)                      129,492
     34,800    Torii Pharmaceutical Co., Ltd.                            818,072
--------------------------------------------------------------------------------
                                                                         974,129
--------------------------------------------------------------------------------
Medical Products - 1.1%
      4,149    Biocompatibles International PLC*,**                       89,871
        412    Fresenius Medical Care A.G.*,**                            29,602
     16,040    Fresenius Medical Care A.G. (ADR)*,**                     467,165
     12,670    Ortivus A.B.*,**                                          517,786
--------------------------------------------------------------------------------
                                                                       1,104,424
--------------------------------------------------------------------------------
Metal Processors and Fabricator - 0.9%
     38,662    Assa-Abloy A.B. - Class B**                               790,002
      3,866    Assa-Abloy A.B. - Class B New*,**                          77,496
--------------------------------------------------------------------------------
                                                                         867,498
--------------------------------------------------------------------------------
Money Center Banks - 5.9%
     17,089    Banque Nationale de Paris**                               704,991
     19,495    Barclays PLC**                                            386,751
      3,684    Credit Suisse Group**                                     473,814
     35,332    Deutsche Bank A.G.**                                    2,066,147
     14,487    ING Groep N.V.**                                          669,147
     11,000    Mitsubishi Trust and Banking Co., Ltd. **                 173,993
     35,000    Mitsui Trust and Banking Co., Ltd.**                      264,572
      1,364    Societe Generale*,**                                      152,409
     35,000    Sumitomo Trust & Banking Co., Ltd.**                      376,212
        456    UBS**                                                     522,358
      1,035    Unidanmark A/S - Class A                                   58,222
--------------------------------------------------------------------------------
                                                                       5,848,616
--------------------------------------------------------------------------------
Mortgage Banks -1.0%
     17,262    Deutsche Pfandbrief und Hypothekenbank A.G.**             993,598
--------------------------------------------------------------------------------
Motorcycle and Motor Scooter - 0%
        464    Bajaj Auto, Ltd. (GDR)*,+                                  15,590
--------------------------------------------------------------------------------
Multi-Line Insurance - 2.0%
        145    Baloise Holdings, Ltd.*,**                                346,126
      5,565    Pohjola Insurance Group - Class B**                       164,992
      1,911    Sampo Insurance Co., Ltd. - Class A**                     185,793
     11,164    Skandia Forsakrings A.B.**                                411,483
      2,222    Zurich Versicherungsgesellschaft**                        885,538
--------------------------------------------------------------------------------
                                                                       1,993,932
--------------------------------------------------------------------------------
Multilevel Direct Selling - 0.4%
      8,250    Amway Asia Pacific, Ltd.                                  359,906
        600    Nu Skin Asia Pacific, Inc. - Class A*                      15,900
--------------------------------------------------------------------------------
                                                                         375,806
--------------------------------------------------------------------------------
Music - 0%
        789    Polygram N.V.**                                            41,477
--------------------------------------------------------------------------------
Office Automation and Equipment - 0.5%
     11,000    Canon, Inc.**                                       $     299,921
      1,444    Oce N.V.**                                                186,606
--------------------------------------------------------------------------------
                                                                         486,527
--------------------------------------------------------------------------------
Office Furnishings - 1.3%
     18,325    Koninklijke Ahrend Groep N.V.**                         1,239,236
--------------------------------------------------------------------------------
Oil - International Integrated - 0.1%
      1,250    Tatneft (ADR)*,+                                          132,500
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 1.8
     11,891    Elf Aquitaine S.A.**                                    1,284,104
     11,202    MOL Magyar Olaj-es Gazipari Rt. (GDR)+                    250,645
      7,450    YPF S.A. (ADR)                                            229,088
--------------------------------------------------------------------------------
                                                                       1,763,837
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.3%
      3,300    Lukoil Oil Co. (ADR)                                      257,400
--------------------------------------------------------------------------------
Precious Metals - 0.1%
      4,738    Johnson Matthey PLC**                                      45,657
--------------------------------------------------------------------------------
Property and Casualty Insurance - 0.4%
     32,000    Tokio Marine & Fire Insurance Co.**                       419,470
--------------------------------------------------------------------------------
Publishing - Books - 0.1%
      1,129    Wolters Kluwer N.V.**                                     137,717
--------------------------------------------------------------------------------
Publishing - Newspapers - 0%
      3,174    Pearson PLC**                                              36,740
--------------------------------------------------------------------------------
Real Estate Investment and Management - 1.9%
     23,800    Castellum A.B.*,**,+                                      178,522
     53,000    Mitsubishi Estate Co., Ltd.**                             768,854
     28,000    Mitsui Fudosan Co., Ltd.**                                386,612
      3,855    NK Cityfastigheter A.B.*,**,+                              27,420
     39,604    Tornet Fastighets A.B.**                                  466,087
--------------------------------------------------------------------------------
                                                                       1,827,495
--------------------------------------------------------------------------------
Recreational Vehicles - 0%
      1,000    Yamaha Motor Co., Ltd.**                                    9,962
--------------------------------------------------------------------------------
Recycling - 0.3%
     16,446    Tomra Systems A.S.A.                                      336,972
--------------------------------------------------------------------------------
Retail - Apparel and Shoes - 0%
        537    Cortefiel, S.A.                                            23,478
--------------------------------------------------------------------------------
Retail - Diversified - 0.1%
      1,000    Ryohin Keikaku Co., Ltd.**                                 79,000
--------------------------------------------------------------------------------
Retail - Hypermarkets - 1.2%
    110,435    Hemkopskedjan A.B. - B Shares**,+                       1,135,431
--------------------------------------------------------------------------------
Retail - Jewelry - 0.1%
        284    TAG Heuer International S.A.*,**                           42,663
--------------------------------------------------------------------------------
Retail - Major Department Stores - 0%
      1,000    Isetan Co.*,**                                             12,409
--------------------------------------------------------------------------------
Retail - Pubs - 0.1%
      2,927    Wetherspoon (J.D.) PLC**                                   65,520
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 0.1%
     29,849    Harvey Nichols PLC**,+                                    140,588
--------------------------------------------------------------------------------
Retail - Restaurants - 0.7%
     11,795    Tele Pizza S.A.*                                          696,135
--------------------------------------------------------------------------------
Rubber - Tires - 1.0%
     11,174    Compagnie Generale des
               Etablissements Michelin - Class B**                       671,665
    138,710    Pirelli S.p.A.                                            349,323
--------------------------------------------------------------------------------
                                                                       1,020,988
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 14

      Janus Aspen International Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Security Services - 0.5%
      2,880    Prosegur Companhia de Seguridad S.A.                $      35,249
     17,267    Securitas A.B. - Class B**                                486,811
--------------------------------------------------------------------------------
                                                                         522,060
--------------------------------------------------------------------------------
Special Purpose Banks - 0.6%
      1,174    Credit Communal Holding/Dexia+                            126,217
      5,200    Dexia France**                                            506,631
--------------------------------------------------------------------------------
                                                                         632,848
--------------------------------------------------------------------------------
Telecommunication Equipment - 2.1%
      2,336    Alcatel Alsthom**                                         292,849
    119,000    Datacraft Asia, Ltd.*                                     378,420
     10,200    MAS Technology, Ltd. (ADR)*                               151,725
     10,293    Oy Nokia A.B. - Class A**                                 776,792
      4,675    Oy Nokia Corp. (ADR) - Class A**                          344,781
      5,384    Tandberg A.S.A.*                                           57,364
     13,712    Tandberg Television A.S.A.*                               102,080
--------------------------------------------------------------------------------
                                                                       2,104,011
--------------------------------------------------------------------------------
Telecommunication Services - 3.3%
     23,473    COLT Telecom Group PLC*,**                                120,714
    365,475    Freepages Group PLC*,**                                   218,974
     15,700    Nortel Inversora S.A. (ADR)                               425,863
        974    SK Telecom Co., Ltd. (ADR)                                  9,801
     84,554    Stet-Societa' Finanziaria Telefonica S.p.A.*              492,018
     50,794    Telecom Italia S.p.A.                                     162,845
      4,000    Telefonaktiebolaget L.M. Ericsson - Class B**             157,500
     10,487    Telefonaktiebolaget L.M. Ericsson
                 (ADR) - Class B**                                       412,976
     20,549    Telinfo S.A.                                            1,254,660
--------------------------------------------------------------------------------
                                                                       3,255,351
--------------------------------------------------------------------------------
Telephone - Integrated - 2.5%
      5,618    Hellenic Telecommunication Organization S.A.              132,022
        161    Nippon Telegraph & Telephone Corp.**                    1,547,671
        500    Portugal Telecom S.A. (ADR)                                20,063
      4,400    Telecom Argentina Stet S.A. (ADR)                         231,000
      5,075    Telefonica de Argentina S.A. (ADR)                        175,722
     14,050    Telefonica del Peru S.A. (ADR) - Class B*                 367,932
--------------------------------------------------------------------------------
                                                                       2,474,410
--------------------------------------------------------------------------------
Television - 0%
        900    CanWest Global Communications Corp.                        13,331
--------------------------------------------------------------------------------
Textile - Apparel - 0.2%
      2,308    Wolford A.G.                                              224,004
--------------------------------------------------------------------------------
Tobacco - 0%
      3,500    PT Hanjaya Mandala Sampoerna                               13,351
--------------------------------------------------------------------------------
Traffic Management Systems - 0.5%
  1,216,000    Jianesu Expressway Co., Ltd.*,+                           431,635
    194,000    Shenzhen Expressway Co. - Class H*,+                       53,212
--------------------------------------------------------------------------------
                                                                         484,847
--------------------------------------------------------------------------------
Transportation - Services - 0.5%
      4,292    Koninklijke Nedlloyd Groep N.V.**                         124,203
     37,366    Stagecoach Holdings PLC**                                 394,273
--------------------------------------------------------------------------------
                                                                         518,476
--------------------------------------------------------------------------------
Travel Services - 0.3%
         77    Kuoni Reisen A.G. - Class B**                             264,088
--------------------------------------------------------------------------------
Warehousing & Harbor Transport - 0.3%
  1,360,000    Pacific Ports Co., Ltd.+                                  272,095
--------------------------------------------------------------------------------
Total Common Stock (cost $83,975,500)                                 94,762,900
--------------------------------------------------------------------------------
Corporate Bond - 0.7%
--------------------------------------------------------------------------------
Money Center Banks - 0.7%
  JPY 65,000,000    STB Cayman Capital Ltd.
                      0.50%, 10/1/07**,+ (cost $563,820)           $     646,137
--------------------------------------------------------------------------------
Preferred Stock - 1.8%
--------------------------------------------------------------------------------
Automotive - Cars and Light Trucks - 0%
         18    Porsche A.G.**                                             23,965
--------------------------------------------------------------------------------
Brewery - 0%
     51,000    Companhia Cervejaria Brahma*                               38,846
--------------------------------------------------------------------------------
Electric - Integrated - 0.4%
     16,000    Centrais Electricas de Santa Catarrina S.A.                23,780
  6,703,000    Companhia Energetica de Minas Gerais                      345,564
  1,000,000    Companhia Paranaense de Energia-Copel*                     18,578
--------------------------------------------------------------------------------
                                                                         387,922
--------------------------------------------------------------------------------
Medical Products - 0.1%
        393    Fresenius A.G.*,**                                         89,311
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.2%
    779,000    Petroleo Brasileiro S.A.                                  215,636
--------------------------------------------------------------------------------
Telecommunication Equipment - 0.7%
     10,200    Ericcson Telecomunicacoes S.A.                            606,383
--------------------------------------------------------------------------------
Telephone - Integrated - 0.4%
      2,725    Telecomunicacoes Brasileiras S.A. (ADR)                   413,519
--------------------------------------------------------------------------------
Total Preferred Stock (cost $1,323,117)                                1,775,582
--------------------------------------------------------------------------------
Rights - 0%
        253    Azkoyen S.A.* (cost $0)                                     7,741
--------------------------------------------------------------------------------
U.S. Government Agency - 4.6%
 $4,580,000    Federal Home Loan Mortgage Corp.
                 5.75%, 7/1/97 (amortized cost $4,580,000)             4,580,000
--------------------------------------------------------------------------------
Total Investments (total cost $90,442,437) - 102.7%                  101,772,360
--------------------------------------------------------------------------------
Liabilities, net of Cash,  Receivables and Other Assets - (2.7%)     (2,654,822)
--------------------------------------------------------------------------------
Net Assets - 100%                                                  $  99,117,538
--------------------------------------------------------------------------------
See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 15

      Janus Aspen International Growth Portfolio June 30, 1997 (unaudited)

                       Summary of Investments by Country
                                 June 30, 1997

Country                    % of Investment Securities               Market Value
--------------------------------------------------------------------------------
Argentina                               1.1%                        $  1,146,561
Australia                               0.4%                             393,882
Austria                                 0.3%                             329,618
Belgium                                 1.4%                           1,395,275
Brazil                                  2.8%                           2,812,040
Canada                                  0.0%                              13,331
Chile                                   0.4%                             365,837
China                                   0.4%                             431,635
Denmark                                 1.4%                           1,471,403
Finland                                 2.9%                           2,942,895
France                                 10.2%                          10,334,149
Germany                                10.0%                          10,166,614
Greece                                  0.1%                             132,022
Hong Kong                               1.7%                           1,772,098
Hungary                                 1.1%                           1,169,219
India                                   0.1%                             103,524
Indonesia                               0.8%                             826,120
Ireland                                 0.1%                              82,581
Israel                                  0.1%                             150,543
Italy                                   2.0%                           1,995,221
Japan                                  11.7%                          11,863,254
Luxembourg                              0.1%                              69,953
Mexico                                  0.9%                             959,719
Netherlands                             9.1%                           9,246,535
New Zealand                             0.1%                             151,725
Norway                                  1.0%                           1,005,941
Peru                                    0.4%                             367,934
Philippines                             0.1%                              78,884
Poland                                  1.9%                           1,901,701
Portugal                                0.2%                             216,689
Romania                                 0.2%                             180,005
Russia                                  0.6%                             601,550
Singapore                               0.4%                             378,420
South Africa                            0.0%                              21,491
South Korea                             0.0%                               9,801
Spain                                   1.5%                           1,547,415
Sweden                                  8.6%                           8,764,424
Switzerland                             6.2%                           6,302,939
United Kingdom                         14.1%                          14,333,787
United States++                         5.6%                           5,735,625
--------------------------------------------------------------------------------
Total                                 100.0%                        $101,772,360
================================================================================
++ Includes Short-Term Securities (1.1% excluding Short-Term Securities)


                           Forward Currency Contracts
                             Open at June 30, 1997

 Currency Sold and                    Currency       Currency        Unrealized
  Settlement Date                    Units Sold   Value in $ U.S.    Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 7/24/97                   900,000      $1,497,060      ($  22,500)
British Pound 7/28/97                   600,000         997,920         (27,565)
Dutch Guilder 7/21/97                   500,000         255,115          23,903
Dutch Guilder 7/24/97                 2,200,000       1,122,735          84,563
Dutch Guilder 8/11/97                   375,000         191,630           9,648
Finnish Markka 7/18/97                   12,000           2,314             260
Finnish Markka 7/28/97                   29,000           5,597             546
French Franc 8/4/97                   4,000,000         682,396          48,024
French Franc 8/11/97                  2,500,000         426,694          20,838
French Franc 9/11/97                     43,000           7,354             164
French Franc 11/28/97                 5,000,000         859,697          21,321
German Deutschemark 7/17/97              60,000          34,447           3,772
German Deutschemark 7/21/97           1,000,000         574,317          52,749
German Deutschemark 7/23/97              29,000          16,658           1,407
German Deutschemark 7/24/97             846,000         485,984          36,632
German Deutschemark 8/11/97             200,000         115,048           6,858
Japanese Yen 7/18/97                  3,500,000          30,555             319
Japanese Yen 8/12/97                 59,000,000         515,093         (29,383)
Japanese Yen 9/11/97                  2,000,000          17,462            (604)
Japanese Yen 11/4/97                180,000,000       1,571,662          16,841
Japanese Yen 12/18/97                17,500,000         152,811           5,561
South African Rand 11/3/97               60,000          12,809          (1,319)
Swedish Krona 7/18/97                   585,000          75,896           9,102
Swedish Krona 7/28/97                   464,000          60,225           5,832
Swiss Franc 7/18/97                      50,000          34,303           2,754
Swiss Franc 7/21/97                     600,000         411,805          25,863
Swiss Franc 7/23/97                      35,000          24,028           1,166
Swiss Franc 7/24/97                     400,000         274,650          10,149
Swiss Franc 8/4/97                      450,000         309,427          12,599
Swiss Franc 8/11/97                     400,000         275,274           6,993
Swiss Franc 9/12/97                     300,000         207,225             330
Swiss Franc 11/12/97                     36,000          25,052             754
--------------------------------------------------------------------------------
Total                                               $11,273,243       $ 327,577
================================================================================

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 16

 Janus Aspen Worldwide Growth Portfolio - Portfolio Manager, Helen Young Hayes

Performance

Janus Aspen Worldwide Growth Portfolio gained 18.92% for the first half of our fiscal year ended June 30, 1997, outperforming the Morgan Stanley Capital International World Index, which returned 15.38%(1). Both returns include net dividends reinvested.(2)

The ability to identify and invest in good individual businesses, regardless of their geographic location, was the primary reason the Portfolio outperformed the Morgan Stanley Index. The Portfolio held large, stable, high-quality companies whose products are familiar names internationally, along with a variety of smaller and medium-sized stocks that were largely overlooked by global investors.

I remain especially enthusiastic about opportunities in Europe, where a wave of corporate restructuring, similar to that in the U.S., is on the rise in a number of major industries, including pharmaceuticals, autos, and manufacturing. The coming of the European Monetary Union (EMU) is also fueling growth in software development and information technology (IT) as Europe prepares for a single currency and standardized accounting.

--------------------------------------------------------------------------------
Portfolio Profile       June 30, 1997     December 31, 1996
Equities                     95.5%              88.1%
  Foreign                    89.2%              78.3%
Number of Stocks              253                209
Top 10 Equities              17.9%              19.8%
Cash & Cash Equivalents       4.5%              11.9%
--------------------------------------------------------------------------------

Stock Highlights

Volkswagen is new to the portfolio and has performed well. The company is experiencing good demand for its automobiles and is cutting costs dramatically. Volkswagen has vowed to triple its pretax margins between now and the year 2000. Other good performers included Philips, Cap Gemini, Getronics, and Telebras. Netherlands-based Philips is embarking on its second round of restructuring, led by an energetic new CEO. His immediate plans consist of refocusing the company along key strategic lines, which will result in the spin-off of incongruous or unprofitable divisions. French IT provider Cap Gemini has experienced tremendous demand for its software as Europe approaches the onset of the EMU, as well as for its year 2000 solutions. Longtime holding Getronics, which designs, installs, and maintains computer and telecommunications networks, has benefited from excellent acceptance of its new IT products in the U.S. and Europe. Among our emerging market holdings, Telebras continues to stand out. A combination of economic growth and tremendous pent-up demand for telephone service - just 8% of Brazil's population currently have telephones - is driving revenues and profits. Deregulation and improved operating efficiencies should also support strong revenue and earnings growth at Telebras.

Although the Portfolio performed well overall, it was not without disappointments, including LucasVarity and Dorling Kindersley, both British-based businesses. LucasVarity was the result of the merger between two highly complementary auto parts companies, Lucas and Varity. After the merger, management set extremely aggressive integration targets and then fell far short of achieving them. Dorling Kindersley specializes in publishing, specifically children's educational books and interactive CD-ROMS. The number of major chain bookstores has increased substantially, nearly tripling capacity, while demand has actually slowed slightly. Book retailers have the ability to return unsold books to printers at cost, and the unexpected return of inventory negatively impacted Dorling Kindersley's results.

Global Strategy

Foreign equity markets are exhibiting a growing independence and diversity that is very healthy. Fiscal restraint in the public and private sectors and the proliferation of shareholder-friendly corporate managers has created a wealth of solid growth companies around the globe. In this excellent investment environment, our intensive, fundamental analysis of individual companies should continue to uncover a wide range of exceptional opportunities.

Thank  you for  your  continued  investment  in  Janus  Aspen  Worldwide  Growth
Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

(2) Net dividends reinvested are the dividends that remain to be reinvested after foreign tax obligations have been met. Such obligations vary from country to country.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 17

        Janus Aspen Worldwide Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 93.2%
--------------------------------------------------------------------------------
Aerospace and Defense - 0.1%
     22,550    Boeing Co.                                          $   1,196,559
--------------------------------------------------------------------------------
Airlines - 1.1%
    235,292    Deutsche Lufthansa A.G.**                               4,516,708
    207,575    Ryanair Holdings PLC (ADR)*                             5,630,472
      2,088    Sairgroup*,**                                           2,343,155
     31,566    SAS Danmark A/S                                           368,944
--------------------------------------------------------------------------------
                                                                      12,859,279
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.1%
     24,625    Gucci Group N.V. - N.Y. Shares**                        1,585,234
--------------------------------------------------------------------------------
Appliances - 1.1%
    191,471    Electrolux A.B. - Series B**                           13,817,328
--------------------------------------------------------------------------------
Athletic Footwear - 0.5%
     59,030    Adidas A.G.**                                           6,538,059
--------------------------------------------------------------------------------
Audio and Video Products - 0.9%
    121,700    Sony Corp.**                                           10,624,685
--------------------------------------------------------------------------------
Automotive - Cars and Light Trucks - 3.5%
      5,386    BMW A.G.**                                              4,460,170
     18,389    Mahindra & Mahindra, Ltd. (GDR)*,+                        262,043
    669,000    Mitsubishi Motors Corp.**                               4,794,021
      6,200    Tata Engineering & Locomotive Co., Ltd.                    92,070
    159,444    Tata Engineering & Locomotive Co., Ltd. (GDR)+          2,367,743
     38,870    Volkswagen A.G.**                                      29,823,917
--------------------------------------------------------------------------------
                                                                      41,799,964
--------------------------------------------------------------------------------
Automotive - Truck Parts and Equipment - 0.8%
     56,068    Autoliv A.B.**                                          2,157,192
    302,000    Denso Corp.**                                           7,231,319
--------------------------------------------------------------------------------
                                                                       9,388,511
--------------------------------------------------------------------------------
Brewery - 0.4%
    764,900    Fomento Economico Mexicano S.A. de C.V.                 4,543,523
--------------------------------------------------------------------------------
Broadcast Services and Programming - 0.6%
    249,725    Grupo Televisa S.A. (GDR)*                              7,585,397
--------------------------------------------------------------------------------
Building - Heavy Construction - 0.2%
     18,141    Grupo Acciona S.A.                                      2,047,600
--------------------------------------------------------------------------------
Building and Construction Products - 0.2%
     75,348    Tarkett A.G.**                                          1,945,821
--------------------------------------------------------------------------------
Cable Television - 0.1%
    120,050    TV Filme, Inc.*,**                                      1,245,519
--------------------------------------------------------------------------------
Casino Services - 0.2%
    389,091    London Clubs International PLC**                        2,454,268
--------------------------------------------------------------------------------
Cellular Telecommunications - 0.6%
    121,375    Iridum World Communications, Ltd.                       2,199,922
     67,625    Millicom International Cellular S.A.*                   3,229,094
    596,841    Telecom Italia Mobile S.p.A.                            1,917,678
--------------------------------------------------------------------------------
                                                                       7,346,694
--------------------------------------------------------------------------------
Chemicals - Diversified - 3.2%
     70,181    Akzo Nobel**,+                                          9,635,317
    295,444    BASF A.G.**                                            10,927,400
    407,340    BOC Group PLC**                                         7,084,431
    263,325    Monsanto Co.                                           11,339,433
--------------------------------------------------------------------------------
                                                                      38,986,581
--------------------------------------------------------------------------------
Chemicals - Specialty - 0.6%
      6,651    Clariant A.G.**                                         4,311,277
      7,311    SGL Carbon A.G.**,+                                     1,001,913
    657,041    Victrex PLC**                                           1,869,908
--------------------------------------------------------------------------------
                                                                       7,183,098
--------------------------------------------------------------------------------
Commercial Banks - 1.6%
     35,417    Banco Frances del Rio de la Plata S.A. (ADR)        $   1,151,053
  2,481,970    Credito Italiano S.p.A.                                 4,532,166
    229,355    Equitable Banking Corp.                                   830,429
     22,977    Jyske Bank A/S                                          1,982,116
     54,366    Nordbanken A.B.**                                       1,835,079
      2,097    Spar Nord Holdings A/S**                                   98,039
     61,128    Sparbanken Sverige A.B. - Class A**                     1,359,739
     53,250    Sydbank A/S                                             2,433,335
    132,400    Uniao de Bancos Brasileiros S.A. (GDR)*                 4,915,350
--------------------------------------------------------------------------------
                                                                      19,137,306
--------------------------------------------------------------------------------
Commercial Services - 1.3%
    627,392    BTG PLC**                                               6,588,703
     10,475    Quintiles Transnational Corp.*                            729,322
     59,150    Sophus Berendsen A/S - Class B                          8,563,782
--------------------------------------------------------------------------------
                                                                      15,881,807
--------------------------------------------------------------------------------
Computer Services - 4.3%
     67,841    Axime*,**                                               8,030,954
    137,671    Cap Gemini Sogeti S.A.**                                7,269,371
  1,703,956    Capita Group PLC**                                      6,678,530
     64,431    CMG PLC**                                               1,433,757
     10,775    Computer Sciences Corp.*                                  777,147
    121,314    Delphi Group PLC**                                      1,500,138
     67,778    Enator A.B.*,**                                         1,209,636
    188,844    Getronics N.V.**                                        6,110,639
    653,529    Logica PLC **                                           7,532,103
    264,894    Misys PLC**                                             6,006,760
    270,600    WM-Data A.B. - Class B**                                4,759,415
--------------------------------------------------------------------------------
                                                                      51,308,450
--------------------------------------------------------------------------------
Computer Software - 3.4%
    259,287    JBA Holdings PLC**                                      3,797,476
    246,972    Merkantildata A.S.A.                                    4,959,145
        375    NTT Data Corp.**                                       14,517,605
    288,150    Parametric Technology Corp.*                           12,264,384
     45,305    SEMA Group PLC**                                          929,319
     48,895    TT Tieto Oy - Class B**                                 4,235,978
--------------------------------------------------------------------------------
                                                                      40,703,907
--------------------------------------------------------------------------------
Computers - Integrated Systems - 0.8%
     17,375    Dassault Systemes S.A. (ADR)*,**                        1,237,969
    433,000    Fujitsu, Ltd.**                                         6,016,515
     92,525    Wang Laboratories, Inc.*                                1,971,939
--------------------------------------------------------------------------------
                                                                       9,226,423
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 1.7%
    373,282    Rhone-Poulenc - Class A**                              15,259,523
    344,000    Shiseido Co., Ltd.**                                    5,681,725
--------------------------------------------------------------------------------
                                                                      20,941,248
--------------------------------------------------------------------------------
Distribution and Wholesale - 0.3%
     86,000    Mitsubishi Corp.**                                      1,074,718
    251,000    Mitsui & Co.**                                          2,412,828
--------------------------------------------------------------------------------
                                                                       3,487,546
--------------------------------------------------------------------------------
Diversified Financial Services - 0.3%
     19,925    Associates First Capital Corp. - Class A                1,105,838
     17,954    Compagnie Bancaire S.A.**                               2,293,587
    104,000    JCG Holdings, Ltd.                                         83,900
--------------------------------------------------------------------------------
                                                                       3,483,325
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 18

        Janus Aspen Worldwide Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Diversified Operations - 9.3%
    189,686    Amer Group, Ltd.*,**                                $   3,469,250
     14,445    Barco N.V.                                              2,929,180
    126,475    C.G. Smith, Ltd.**                                        705,499
  5,856,000    First Pacific Co., Ltd.                                 7,483,193
     36,107    Grupo Carso S.A. de C.V. - Series A1                      251,017
  1,419,714    Hays PLC**                                             13,491,759
    618,000    Hutchison Whampoa, Ltd.                                 5,344,585
     53,730    Kinnevik A.B. - Class B**                               1,497,445
    316,685    Lagardere S.C.A.**                                      9,207,753
    191,124    Metra Oy - Class B**                                    5,758,459
  7,240,774    Rentokil Initial PLC **                                25,427,231
  1,137,864    Siebe PLC**                                            19,259,408
     27,841    South African Breweries, Ltd.**,+                         854,773
      6,668    Sulzer A.G.**                                           5,717,323
    583,172    TI Group PLC**                                          5,080,950
     99,679    VEBA A.G.**                                             5,605,941
--------------------------------------------------------------------------------
                                                                     112,083,766
--------------------------------------------------------------------------------
Drug Delivery Systems - 0.4%
     98,100    Elan Corp. PLC (ADR)*                                   4,439,025
--------------------------------------------------------------------------------
Electric - Distribution - 0%
     55,400    Manila Electric Co.                                       273,051
--------------------------------------------------------------------------------
Electric - Integrated - 0.9%
     96,775    BSES, Ltd. (GDR)+                                       2,516,150
    105,425    Companhia Energetica de Minas Gerais (ADR)              5,363,497
    114,160    Electricidade de Portugal S.A.                          2,097,598
     14,775    Mosenergo (ADR)+                                          613,163
--------------------------------------------------------------------------------
                                                                      10,590,408
--------------------------------------------------------------------------------
Electric Products - 1.5%
  1,057,000    Hitachi, Ltd.**                                        11,823,470
      6,647    Le Carbone-Lorraine**,+                                 1,619,028
     36,489    Siemens A.G.**                                          2,168,357
     43,125    UCAR International, Inc.*                               1,972,969
--------------------------------------------------------------------------------
                                                                      17,583,824
--------------------------------------------------------------------------------
Electronic Components - 4.8%
    486,613    Electrocomponents PLC**                                 3,632,267
    368,281    Philips Electronics N.V.**                             26,427,667
    298,361    Philips Electronics N.V. - N.Y. Shares**               21,444,697
    176,640    Pricer A.B. - Class B*,**                               6,076,557
--------------------------------------------------------------------------------
                                                                      57,581,188
--------------------------------------------------------------------------------
Electronic Components - Semiconductors - 0%
      2,000    Rohm Co.**                                                206,240
--------------------------------------------------------------------------------
Film Processing - 0.2%
        664    Fotolabo S.A.**                                           211,791
     18,825    Grand Optical Photoservice**                            2,860,174
--------------------------------------------------------------------------------
                                                                       3,071,965
--------------------------------------------------------------------------------
Finance - Consumer Loans - 0.6%
    437,111    Provident Financial PLC**                               4,052,085
     27,525    Student Loan Marketing Association                      3,495,675
--------------------------------------------------------------------------------
                                                                       7,547,760
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 0.5%
    402,000    Nomura Securities Co., Ltd.**                           5,550,641
--------------------------------------------------------------------------------
Finance - Other Services - 0%
     55,360    Grupo Financiero Inbursa, S.A. de C.V. - Class B          235,233
--------------------------------------------------------------------------------
Food - Catering - 0.6%
    649,644    Compass Group PLC**,+                                   7,281,899
--------------------------------------------------------------------------------
Food - Dairy Products - 0.7%
     31,701    Koninklijke Nutricia Verenidge Bedrijven N. V.**        5,015,669
  2,397,331    Parmalat Finanziaria S.p.A.                             3,409,662
--------------------------------------------------------------------------------
                                                                       8,425,331
--------------------------------------------------------------------------------
Food - Diversified - 0.5%
      2,495    Hero A.G.**,+                                       $   1,394,811
     58,521    Raision Tehtaat Oy**                                    4,157,333
--------------------------------------------------------------------------------
                                                                       5,552,144
--------------------------------------------------------------------------------
Food - Retail - 0.4%
      5,466    Carrefour S.A.**                                        3,973,623
     25,175    Disco S.A. (ADR)*                                         997,559
--------------------------------------------------------------------------------
                                                                       4,971,182
--------------------------------------------------------------------------------
Healthcare Safety Devices - 0.1%
    401,066    London International Group PLC**                        1,154,765
--------------------------------------------------------------------------------
Home Furnishings - 0.4%
    257,727    Ekornes A.S.A.                                          2,182,697
     27,200    Hunter Douglas N.V.**                                   2,318,353
--------------------------------------------------------------------------------
                                                                       4,501,050
--------------------------------------------------------------------------------
Hotels and Motels - 0.1%
     13,449    Indian Hotels Co., Ltd.*,+                                312,689
     33,608    Sol Melia S.A.                                          1,382,527
--------------------------------------------------------------------------------
                                                                       1,695,216
--------------------------------------------------------------------------------
Human Resources - 0.6%
     51,250    Manpower, Inc.                                          2,280,625
      7,477    Randstad Holdings N.V.                                    789,936
     33,750    Robert Half International, Inc.*                        1,588,359
     79,751    Vedior N.V.*,**,+                                       2,112,505
--------------------------------------------------------------------------------
                                                                       6,771,425
--------------------------------------------------------------------------------
Investment Companies - 0.3%
     90,096    Corp. Financiera Reunida S.A.*                            379,816
      6,349    FIH A/S - Class B                                         161,820
     19,457    Incentive A.B. - Class B**                              1,779,025
    106,928    Investment A.B. Bure**                                  1,348,289
--------------------------------------------------------------------------------
                                                                       3,668,950
--------------------------------------------------------------------------------
Investment Management and Advisors - 0%
     51,058    Colonial, Ltd.*,+                                         129,284
--------------------------------------------------------------------------------
Machinery - General Industrial - 0.3%
    384,498    Powerscreen International PLC**                         4,188,277
--------------------------------------------------------------------------------
Machinery - Pumps - 0%
      8,000    Pfeiffer Vacuum Technology A.G. (ADR)*,**                 233,000
--------------------------------------------------------------------------------
Manufacturing - 0%
      3,992    Azkoyen S.A.                                              496,727
--------------------------------------------------------------------------------
Medical - Biomedical and Genetic - 0.2%
      1,431    Ares-Serono Group - Class B**                           2,076,047
--------------------------------------------------------------------------------
Medical - Drugs - 7.1%
      7,150    Altana A.G.**                                           7,631,989
    183,356    Astra A.B. - Class A**                                  3,414,630
    137,300    Bristol-Myers Squibb Co.                               11,121,300
    117,200    Eisai Co., Ltd.**                                       2,222,528
    435,238    Glaxo Wellcome PLC**                                    8,982,146
     11,297    Novartis A.G.**                                        18,086,359
      2,375    Pfizer, Inc.                                              283,813
      1,970    Roche Holding A.G.**                                   17,843,983
    228,720    SmithKline Beecham PLC**                                4,208,182
     12,050    SmithKline Beecham PLC (ADR)**                          1,104,081
    314,000    Takeda Chemical Industries**                            8,835,792
     33,875    Teva Pharmaceutical Industries, Ltd. (ADR)              2,193,406
--------------------------------------------------------------------------------
                                                                      85,928,209
--------------------------------------------------------------------------------
Medical - Wholesale Drug Distribution - 0.4%
     24,048    Gehe A.G.**                                             1,642,270
    175,325    Grupo Casa Autrey S.A. de C.V. (ADR)                    3,561,289
--------------------------------------------------------------------------------
                                                                       5,203,559
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 19

        Janus Aspen Worldwide Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Medical Instruments - 0.1%
     16,400    Boston Scientific Corp.*                            $   1,007,575
--------------------------------------------------------------------------------
Medical Products - 1.5%
     57,695    Biocompatibles International PLC*,**                    1,249,724
     11,099    Fresenius Medical Care A.G.*                              797,456
    313,425    Fresenius Medical Care A.G. (ADR)*,**                   9,128,503
    163,862    Ortivus A.B.*,**                                        6,696,567
--------------------------------------------------------------------------------
                                                                      17,872,250
--------------------------------------------------------------------------------
Metal Processors and Fabricator - 1.0%
    561,355    Assa-Abloy A.B. - Class B**                            11,470,479
     56,135    Assa-Abloy A.B. - Class B New*,**                       1,125,258
--------------------------------------------------------------------------------
                                                                      12,595,737
--------------------------------------------------------------------------------
Money Center Banks - 8.1%
     31,500    BankAmerica Corp.                                       2,033,719
    227,368    Banque Nationale de Paris**                             9,379,855
    382,853    Barclays PLC**                                          7,595,212
     43,300    Citicorp                                                5,220,356
     52,093    Credit Suisse Group**                                   6,699,892
    332,600    Deutsche Bank A.G.**                                   19,449,801
    272,563    ING Groep N.V.**                                       12,589,534
    996,570    Lloyds TSB Group PLC**                                 10,216,923
    151,000    Mitsubishi Trust and Banking Co., Ltd **                2,388,446
    484,000    Mitsui Trust and Banking Co., Ltd.**                    3,658,655
     27,432    Societe Generale*,**                                    3,065,166
    489,000    Sumitomo Trust & Banking Co., Ltd.**                    5,256,225
      7,936    UBS**                                                   9,090,867
      7,873    Unidanmark A/S - Class A                                  442,883
--------------------------------------------------------------------------------
                                                                      97,087,534
--------------------------------------------------------------------------------
Mortgage Banks - 1.0%
    210,468    Deutsche Pfandbrief und Hypothekenbank A.G.**          12,114,507
--------------------------------------------------------------------------------
Motorcycle and Motor Scooter - 0%
      6,680    Bajaj Auto, Ltd. (GDR)*,+                                 224,448
--------------------------------------------------------------------------------
Multi-Line Insurance - 2.2%
      1,775    Baloise Holdings, Ltd.*,**                              4,237,061
    111,549    Pohjola Insurance Group - Class B**                     3,307,220
     24,523    Sampo Insurance Co., Ltd. - Class A**                   2,384,195
    147,984    Skandia Forsakrings A.B.**                              5,454,394
     28,607    Zurich Versicherungsgesellschaft**                     11,400,807
--------------------------------------------------------------------------------
                                                                      26,783,677
--------------------------------------------------------------------------------
Multilevel Direct Selling - 0%
      2,850    Nu Skin Asia Pacific, Inc. - Class A*                      75,525
--------------------------------------------------------------------------------
Music - 0%
     10,831    Polygram N.V.**                                           569,377
--------------------------------------------------------------------------------
Office Automation and Equipment - 0.7%
    166,000    Canon, Inc.**                                           4,526,085
     48,700    Danka Business Systems PLC (ADR)**                      1,990,613
     15,885    Oce N.V.**                                              2,052,793
--------------------------------------------------------------------------------
                                                                       8,569,491
--------------------------------------------------------------------------------
Office Furnishings - 1.1%
    193,883    Koninklijke Ahrend Groep N.V.**                        13,111,422
--------------------------------------------------------------------------------
Oil - International Integrated - 0.3%
     30,400    Tatneft (ADR)*,+                                        3,222,400
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 2.2%
    151,645    Elf Aquitaine S.A.**                                   16,376,082
    151,423    MOL Magyar Olaj-es Gazipari Rt. (GDR)+                  3,388,090
    198,750    YPF S.A. (ADR)                                          6,111,563
--------------------------------------------------------------------------------
                                                                      25,875,735
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.2%
     34,725    Lukoil Holding (ADR)                                    2,708,550
--------------------------------------------------------------------------------
Pharmacy Services - 0.1%
     25,600    Omnicare, Inc.                                      $     803,200
--------------------------------------------------------------------------------
Precious Metals - 0%
     49,770    Johnson Matthey PLC**                                     479,599
--------------------------------------------------------------------------------
Property and Casualty Insurance - 0.5%
    439,000    Tokio Marine & Fire Insurance Co.**                     5,754,608
--------------------------------------------------------------------------------
Publishing - Books - 0.2%
     19,744    Wolters Kluwer N.V.**                                   2,408,392
--------------------------------------------------------------------------------
Publishing - Newspapers - 0.1%
     61,395    Pearson PLC**                                             710,660
--------------------------------------------------------------------------------
Real Estate Investment and Management - 1.7%
    728,000    Mitsubishi Estate Co. Ltd.**                           10,560,864
    386,000    Mitsui Fudosan Co., Ltd.**                              5,329,720
     58,332    NK Cityfastigheter A.B.*,**,+                             414,912
    316,497    Tornet Fastighets A.B.**                                3,724,756
--------------------------------------------------------------------------------
                                                                      20,030,252
--------------------------------------------------------------------------------
Recreational Vehicles - 0%
     17,000    Yamaha Motor Co., Ltd.**                                  169,361
--------------------------------------------------------------------------------
Recycling - 0.4%
    207,147    Tomra Systems A.S.A.                                    4,244,355
--------------------------------------------------------------------------------
Retail - Apparel and Shoes - 0%
      7,894    Cortefiel, S.A.                                           345,131
--------------------------------------------------------------------------------
Retail - Diversified - 0.2%
     30,800    Ryohin Keikaku Co., Ltd.**                              2,433,207
--------------------------------------------------------------------------------
Retail - Jewelry - 0.1%
      3,607    TAG Heuer International S.A.*,**                          541,848
--------------------------------------------------------------------------------
Retail - Major Department Stores - 0.1%
     51,000    Isetan Co.**                                              632,876
--------------------------------------------------------------------------------
Retail - Pubs - 0.2%
    101,901    Wetherspoon (J.D.) PLC**                                2,281,037
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 0.1%
    194,690    Harvey Nichols PLC**,+                                    916,984
--------------------------------------------------------------------------------
Retail - Restaurants - 0.9%
    187,936    Tele Pizza, S.A.*                                      11,091,887
--------------------------------------------------------------------------------
Rubber - Tires - 0.7%
    109,402    Compagnie Generale des Etablissements
                 Michelin - Class B**                                  6,576,118
    680,618    Pirelli S.p.A.                                          1,714,045
--------------------------------------------------------------------------------
                                                                       8,290,163
--------------------------------------------------------------------------------
Satellite Telecommunications - 0.1%
     55,450    Globalstar Telecommunications, Ltd.*                    1,698,156
--------------------------------------------------------------------------------
Security Services - 0.6%
    149,740    Prosegur Companhia de Seguridad S.A.                    1,832,678
    210,288    Securitas A.B. - Class B**                              5,928,678
--------------------------------------------------------------------------------
                                                                       7,761,356
--------------------------------------------------------------------------------
Special Purpose Banks - 0.5%
     29,337    Credit Communal Holding/Dexia+                          3,154,033
     31,529    Dexia France**                                          3,071,842
--------------------------------------------------------------------------------
                                                                       6,225,875
--------------------------------------------------------------------------------
Super-Regional Banks - 0.7%
     31,450    Wells Fargo & Co.                                       8,475,775
--------------------------------------------------------------------------------
Telecommunication Equipment - 1.9%
     35,413    Alcatel Alsthom**                                       4,439,491
     76,800    Lucent Technologies, Inc.                               5,534,400
     71,809    Oy Nokia A.B. - Class A**                               5,419,281
     69,550    Oy Nokia Corp. (ADR) - Class A**                        5,129,313
     84,339    Tandberg A.S.A.*                                          898,597
    214,784    Tandberg Television A.S.A.*                             1,598,970
--------------------------------------------------------------------------------
                                                                      23,020,052
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 20

        Janus Aspen Worldwide Growth Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Telecommunication Services - 2.9%
    576,527    COLT Telecom Group PLC*,**$                             2,964,898
  6,923,325    Freepages Group PLC*,**                                 4,148,096
    194,950    Nortel Inversora S.A.(ADR)                              5,288,019
     38,995    SK Telecom Co., Ltd. (ADR)                                392,391
  1,056,722    Stet Societa' Finanziaria Telefonica S.p.A.*            6,149,047
  1,031,493    Telecom Italia S.p.A.                                   3,306,961
    134,505    Telefonaktiebolaget L.M. Ericsson - Class B**           5,296,788
    122,825    Telefonaktiebolaget L.M. Ericsson (ADR)
                 - Class B**                                           4,836,234
    854,131    Telefonica del Peru S.A. - Class B                      2,238,922
--------------------------------------------------------------------------------
                                                                      34,621,356
--------------------------------------------------------------------------------
Telephone - Integrated - 3.0%
     69,897    Hellenic Telecommunication Organization S.A.+           1,642,568
      2,170    Nippon Telegraph & Telephone Corp.**                   20,859,909
     41,400    Telecom Argentina Stet S.A. (ADR)                       2,173,500
    107,750    Telefonica de Argentina S.A. (ADR)                      3,730,844
    295,900    Telefonica del Peru S.A. (ADR) - Class B                7,748,881
--------------------------------------------------------------------------------
                                                                      36,155,702
--------------------------------------------------------------------------------
Telephone - Local - 0.1%
     21,900    Cincinnati Bell, Inc.                                     689,850
--------------------------------------------------------------------------------
Television - 0.2%
     71,025    CanWest Global Communications Corp                      1,052,058
     36,760    Central European Media Enterprises, Ltd. (ADR)*,**        955,760
--------------------------------------------------------------------------------
                                                                       2,007,818
--------------------------------------------------------------------------------
Textile - Apparel - 0.3%
     39,374    Wolford A.G.                                            3,821,468
--------------------------------------------------------------------------------
Tobacco - 0.2%
    228,000    PT Hanjaya Mandala Sampoerna                              869,710
    144,228    Souza Cruz S.A.                                         1,520,590
--------------------------------------------------------------------------------
                                                                       2,390,300
--------------------------------------------------------------------------------
Traffic Management Systems - 0.1%
  3,042,000    Shenzhen Expressway Co. - Class H*,+                      834,390
--------------------------------------------------------------------------------
Transportation - Services - 0.8%
     55,289    Koninklijke Nedlloyd Groep N.V.**                       1,599,985
    715,874    Stagecoach Holdings PLC**                               7,553,660
--------------------------------------------------------------------------------
                                                                       9,153,645
--------------------------------------------------------------------------------
Travel Services - 0.3%
      1,161    Kuoni Reisen A.G. - Class B**                           3,981,891
--------------------------------------------------------------------------------
Total Common Stock (cost $941,156,564)                             1,120,547,720
--------------------------------------------------------------------------------
Preferred Stock - 2.3%
--------------------------------------------------------------------------------
Automotive - Cars and Light Trucks - 0.1%
        649    Porsche A.G.                                              864,075
--------------------------------------------------------------------------------
Brewery - 0.1%
  1,593,000    Companhia Cervejaria Brahma*                            1,213,378
--------------------------------------------------------------------------------
Electric - Integrated - 0.5%
    226,000    Centrais Electricas de Santa Catarina S.A.                335,888
108,780,000    Companhia Energetica de Minas Gerais                    5,608,008
 23,000,000    Companhia Paranaense de Energia-Copel*                    427,292
--------------------------------------------------------------------------------
                                                                       6,371,188
--------------------------------------------------------------------------------
Medical Products - 0.4%
     20,565    Fresenius A.G.*,**                                      4,673,504
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.3%
 14,254,000    Petroleo Brasileiro S.A.                                3,945,660
--------------------------------------------------------------------------------
Telecommunication Equipment - 0%
  4,000,000    Ericcson Telecomunicacoes S.A.                      $     237,797
--------------------------------------------------------------------------------
Telephone - Intergrated - 0.9%
     68,425    Telecomunicacoes Brasileiras S.A.                      10,383,494
--------------------------------------------------------------------------------
Total Preferred Stock(cost $17,096,401)                               27,689,096
--------------------------------------------------------------------------------
Rights - 0%
--------------------------------------------------------------------------------
Manufacturing - 0%
      3,992    Azkoyen S.A.* (cost $0)                                   122,146
--------------------------------------------------------------------------------
Total  Investments  (total cost $958,252,965) - 95.5%              1,148,358,962
--------------------------------------------------------------------------------
Cash, Receivables, and Other Assets, net of Liabilities - 4.5%        53,946,523
--------------------------------------------------------------------------------
Net Assets - 100%                                                 $1,202,305,485
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 21

        Janus Aspen Worldwide Growth Portfolio June 30, 1997 (unaudited)

                       Summary of Investments by Country
                                 June 30, 1997

Country                    % of Investment Securities               Market Value
--------------------------------------------------------------------------------
Argentina                               1.7%                      $   19,452,537
Australia                               0.0%                             129,284
Austria                                 0.3%                           3,821,468
Belgium                                 0.5%                           6,083,212
Bermuda                                 0.2%                           2,199,922
Brazil                                  3.1%                          35,196,472
Canada                                  0.1%                           1,052,057
Denmark                                 1.2%                          14,050,918
Finland                                 3.0%                          33,861,028
France                                  8.2%                          94,660,535
Germany                                10.8%                         124,479,152
Greece                                  0.2%                           1,642,567
Hong Kong                               1.2%                          13,746,067
Hungary                                 0.3%                           3,388,089
India                                   0.5%                           5,775,143
Indonesia                               0.1%                             869,709
Ireland                                 0.9%                          10,069,496
Israel                                  0.2%                           2,193,406
Italy                                   1.8%                          21,029,560
Japan                                  12.4%                         142,562,045
Luxembourg                              0.3%                           3,229,094
Mexico                                  1.4%                          16,176,459
Netherlands                             9.4%                         107,771,521
Norway                                  1.2%                          13,883,762
Peru                                    0.9%                           9,987,803
Philippines                             0.1%                           1,103,479
Portugal                                0.2%                           2,097,598
Russia                                  0.6%                           6,544,112
South Africa                            0.1%                           1,560,272
South Korea                             0.0%                             392,391
Spain                                   1.5%                          17,698,510
Sweden                                  7.3%                          84,202,402
Switzerland                             7.7%                          87,937,111
United Kingdom                         16.0%                         183,845,862
United States++                         6.6%                          75,665,919
--------------------------------------------------------------------------------
Total                                 100.0%                      $1,148,358,962
================================================================================
++ No Short-Term Securities held at June 30, 1997.


                           Forward Currency Contracts
                             Open at June 30, 1997

Currency Sold and                     Currency        Currency       Unrealized
 Settlement Date                     Units Sold    Value in $ U.S.   Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 7/24/97                 9,000,000     $14,970,600      ($ 225,000)
British Pound 7/28/97                13,500,000      22,453,200        (620,204)
Dutch Guilder 7/24/97                30,000,000      15,310,028       1,153,136
Dutch Guilder 8/11/97                 6,500,000       3,321,580         167,229
Finnish Markka 7/18/97                4,000,000         771,382          86,619
Finnish Markka 7/28/97                4,200,000         810,670          79,123
Finnish Markka 11/12/97               1,768,000         343,982           7,090
French Franc 7/18/97                  5,500,000         937,127         101,644
French Franc 8/4/97                  60,000,000      10,235,938         720,364
French Franc 8/11/97                 38,000,000       6,485,749         316,729
French Franc 11/28/97                30,000,000       5,158,184         127,927
German Deutschemark 7/17/97           5,000,000       2,870,594         314,323
German Deutschemark 7/21/97          10,000,000       5,743,166         527,488
German Deutschemark 7/23/97             300,000         172,325          14,556
German Deutschemark 7/24/97          12,536,000       7,201,287         557,045
German Deutschemark 8/11/97           7,500,000       4,314,312         257,186
German Deutschemark 9/11/97           2,600,000       1,498,991          32,493
Japanese Yen 7/18/97              1,237,000,000      10,799,070         112,587
Japanese Yen 8/12/97                600,000,000       5,238,230        (304,426)
Japanese Yen 9/11/97                100,000,000         873,075         (30,217)
Japanese Yen 11/4/97                950,000,000       8,294,879         230,653
Japanese Yen 12/18/97               250,000,000       2,183,008          79,436
South African Rand 11/3/97            4,248,000         906,898         (93,416)
Swedish Krona 7/18/97                25,000,000       3,243,425         389,239
Swedish Krona 7/23/97                22,000,000       2,854,844         274,601
Swedish Krona 7/28/97                23,662,000       3,071,232         296,433
Swiss Franc 7/18/97                   6,000,000       4,116,356         330,493
Swiss Franc 7/23/97                   2,500,000       1,716,326          83,271
Swiss Franc 7/24/97                   6,000,000       4,119,747         152,236
Swiss Franc 8/4/97                    7,000,000       4,813,312         195,991
Swiss Franc 8/11/97                   6,000,000       4,129,103         104,895
Swiss Franc 9/12/97                   7,000,000       4,835,256           7,694
Swiss Franc 11/12/97                  1,020,000         709,812          21,371
--------------------------------------------------------------------------------
Total                                              $164,503,688      $5,468,589
================================================================================

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 22

     Janus Aspen Balanced Portfolio - Portfolio Manager, Blaine P. Rollins

Portfolio Performance

The financial markets posted substantial gains during the first half of the year, ended June 30, 1997. After a brief decline in March, the S&P 500 Index climbed to new records, and gained 20.60% for the period, while the Lehman Brothers Government/Corporate Bond Index rose 2.74%. Janus Aspen Balanced Portfolio appreciated 12.32%(1). All returns include reinvested dividends.

The powerful rally in stocks was supported by signs of moderate economic growth in the second quarter, and by continued low inflation. During the period, Portfolio strategy continued to concentrate on high-quality companies that generate significant amounts of discretionary cash and use it prudently - often to buy back their own shares. However, until the market decline in March, it was hard to find many inexpensive opportunities. The spring sell-off cleared the air, and I was able to establish new positions as well as add to our existing holdings.

Given the volatility of interest rates, fixed-income maturities were kept relatively short, mostly in the two- to five-year range. Our fixed-income securities consist of a diverse mix of Treasuries, convertible bonds, investment-grade and high-yield corporate bonds, and preferred stocks. Our high-quality corporates and Treasuries provide income and portfolio stability, while the convertibles and high-yield securities produce income and allow for capital appreciation potential as the issuing companies' fundamentals improve.

Predictable earnings growth remains the focus of our equity holdings. Our financial companies are especially exciting. Included in this group are new positions in small thrifts, which are selling shares to the public, often very inexpensively. Finally, the decline in technology stocks provided an opportunity to add companies that have built durable, often dominant, market positions.

--------------------------------------------------------------------------------
Portfolio Asset Mix            June 30, 1997     December 31, 1996
Equities                            52.8%              50.3%
Number of Stocks                     145                103
Top 10 Equities                     12.2%              24.0%
Fixed-Income Securities               23                 32
  U.S. Treasury Bonds               15.4%              15.7%
  Investment-Grade Corp. Bonds       6.4%              16.0%
  High-Yield Corporate Bonds        13.9%               5.6%
Preferred Stock                      5.4%               3.6%
Cash & Cash Equivalents              6.1%               8.8%
--------------------------------------------------------------------------------

Portfolio Highlights

During the first half, Dionex, which manufactures ion chromatography equipment used in color spectrum analysis, continued to use excess cash flow to buy back shares, while carefully managing its expenditures and investments. Consumer lender Associates First Capital is also still exceeding our expectations in both earnings and asset growth.

Discount broker Charles Schwab was increased, as were positions in small financial institutions. Schwab continues to capture market share and gather assets through the distribution of mutual funds and other financial products. Many small financial institutions are cheap relative to their capital structure and earnings potential. They are distributing extra cash to shareholders as dividends or through share buybacks. Standard Financial is being acquired, another example of the consolidation wave that is also rolling through the industry.

Important additions this half included Nationwide Financial Services and DuPont. Nationwide is a newly public company spun off from Nationwide Insurance. It is one of the top three participants in the rapidly growing variable annuity market. New senior management at DuPont is increasing returns by lowering costs, fixing broken businesses, and allocating capital to high-return operations.

Both disability insurer UNUM and banking giant Wells Fargo were reduced. They have been terrific performers. At Wells Fargo, the integration of First Interstate, an important acquisition, was taking longer than we anticipated. I took losses in Heritage Media and U.S. Satellite Broadcasting (USSB). Heritage was a frustrating situation. I sold Heritage after it missed its earnings target, but then the company was acquired. At USSB, subscriber demand for satellite TV was less than I expected.

Dade International is an attractive high-yield bond we own. Dade makes diagnostic equipment used by hospitals to test blood and tissue. Dade recently purchased the diagnostic equipment division of Hoechst, a large German conglomerate.

Current Outlook

It appears the economy has moderated after a first-quarter growth spurt. As long as interest rates remain stable, our fixed-income holdings and financial stocks should continue to perform well. Our financial companies have the potential to achieve growth rates in the high teens, while trading at ten to twelve times our 1998 earnings estimates - or just 50% to 60% of the current market multiple.
In short, the long-term earnings outlook for the Portfolio remains very encouraging.

Thank you for your continued investment in Janus Aspen Balanced Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 23

            Janus Aspen Balanced Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 52.8%
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.5%
     14,350    St. John Knits, Inc.                                $     774,900
--------------------------------------------------------------------------------
Automotive - Truck Parts and Equipment - 0.3
     14,975    Federal-Mogul Corp.                                       524,125
--------------------------------------------------------------------------------
Cable Television - 0.2%
     22,425    Tele-Communications, Inc. - Class A*                      333,572
--------------------------------------------------------------------------------
Chemicals - Diversified - 2.0%
     34,125    Airgas, Inc.*                                             676,102
     19,959    BASF A.G.                                                 738,211
     35,545    BOC Group PLC**                                           618,196
     20,850    E.I. du Pont de Nemours and Co.                         1,310,944
--------------------------------------------------------------------------------
                                                                       3,343,453
--------------------------------------------------------------------------------
Commercial Banks - 2.1%
      7,150    Cascade Bancorp                                           286,000
     11,375    Chester Bancorp, Inc.                                     167,781
     20,000    Community Financial Corp.                                 290,000
      8,125    First Savings Bancorp, Inc.                               180,781
      7,500    Northern Trust Corp.                                      362,812
     28,425    Star Banc Corp.                                         1,200,956
     20,725    State Street Corp.                                        958,531
      6,775    Sterling Bancorp                                          126,184
--------------------------------------------------------------------------------
                                                                       3,573,045
--------------------------------------------------------------------------------
Commercial Services - 0.3%
     11,600    First USA Paymentech, Inc.*                               335,675
        114    SGS Societe Generale de Surveillance                      243,976
--------------------------------------------------------------------------------
                                                                         579,651
--------------------------------------------------------------------------------
Computer Software - 0.9%
     36,600    Parametric Technology Corp.*                            1,557,787
--------------------------------------------------------------------------------
Computers - Integrated Systems - 0.5%
     39,725    Wang Laboratories, Inc.*                                  846,639
--------------------------------------------------------------------------------
Consumer Products - 0.3%
     18,850    Gibson Greetings, Inc.*                                   424,125
--------------------------------------------------------------------------------
Containers - Paper and Plastic - 0.4%
     12,400    Sealed Air Corp.*                                         589,000
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 0.8%
     10,800    Avon Products, Inc.                                       762,075
     16,031    Rhone-Poulenc - Class A*                                  655,337
--------------------------------------------------------------------------------
                                                                       1,417,412
--------------------------------------------------------------------------------
Cruise Lines - 1.0%
     23,550    Carnival Corp. - Class A                                  971,437
     20,675    Royal Caribbean Cruises, Ltd.                             722,333
--------------------------------------------------------------------------------
                                                                       1,693,770
--------------------------------------------------------------------------------
Diversified Financial Services - 0.8%
     24,250    Associates First Capital Corp. - Class A                1,345,875
--------------------------------------------------------------------------------
Diversified Operations - 2.4%
     26,733    Asko OY - Class A                                         493,049
     11,525    Minnesota Mining and Manufacturing Co.                  1,175,550
     26,064    Siebe PLC**                                               441,157
      4,350    Unilever N.V. - N.Y. Shares                               948,300
     43,050    Westinghouse Electric Corp.                               995,531
--------------------------------------------------------------------------------
                                                                       4,053,587
--------------------------------------------------------------------------------
Electronic Components - 0.7%
     14,284    Philips Electronics N.V.                                1,025,013
      1,700    Philips Electronics N.V. - N.Y. Shares                    122,187
--------------------------------------------------------------------------------
                                                                       1,147,200
--------------------------------------------------------------------------------
Electronic Safety Devices - 0%
      1,275    Pittway Corp. - Class A                                    63,431
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 0.9%
     38,850    Charles Schwab Corp.                                    1,580,709
--------------------------------------------------------------------------------
Finance - Other Services - 0.8%
     36,275    Equifax, Inc.                                           1,348,977
--------------------------------------------------------------------------------
Food - Retail - 0.4%
     13,500    Safeway, Inc.*                                      $     622,687
--------------------------------------------------------------------------------
Hotels and Motels - 0.2%
     21,775    Extended Stay America, Inc.*                              342,956
--------------------------------------------------------------------------------
Human Resources - 1.2%
     13,050    Manpower, Inc.                                            580,725
     31,925    Robert Half International, Inc.*                        1,502,470
--------------------------------------------------------------------------------
                                                                       2,083,195
--------------------------------------------------------------------------------
Instruments - Controls - 0.5%
     13,975    Parker Hannifin Corp.                                     848,108
--------------------------------------------------------------------------------
Instruments - Scientific - 2.7%
     81,175    Dionex Corp.*                                           4,160,219
      5,725    Perkin-Elmer Corp.                                        455,495
--------------------------------------------------------------------------------
                                                                       4,615,714
--------------------------------------------------------------------------------
Life and Health Insurance - 5.5%
      8,650    AFLAC, Inc.                                               408,712
     43,500    ALLIED Life Financial Corp.                               859,125
      8,100    ARM Financial Group, Inc. - Class A*                      162,000
      5,225    Liberty Corp.                                             212,919
     91,400    Nationwide Financial Services, Inc. - Class A*          2,427,812
      9,900    Protective Life Corp.                                     497,475
     17,325    Reinsurance Group of America                              996,187
     44,875    UICI*                                                   1,323,812
     35,800    UNUM Corp.                                              1,503,600
     29,600    Western National Corp.                                    793,650
--------------------------------------------------------------------------------
                                                                       9,185,292
--------------------------------------------------------------------------------
Macinery - Pumps - 0.2%
     13,125    Pfeiffer Vacuum Technology A.G. (ADR)*                    382,266
--------------------------------------------------------------------------------
Manufacturing - 0.5%
     15,550    Roper Industries, Inc.                                    806,656
--------------------------------------------------------------------------------
Medical - Drugs - 1.2%
      7,150    Bristol-Myers Squibb Co.                                  579,150
      4,400    SmithKline Beecham PLC (ADR)**                            403,150
      7,600    Teva Pharmaceutical Industries, Ltd. (ADR)                492,100
      4,400    Warner-Lambert Co.                                        546,700
--------------------------------------------------------------------------------
                                                                       2,021,100
--------------------------------------------------------------------------------
Medical - HMO - 1.1%
     34,950    United Healthcare Corp.                                 1,817,400
--------------------------------------------------------------------------------
Medical Labs and Testing Services - 0.2%
     20,950    Covance, Inc.*                                            404,597
--------------------------------------------------------------------------------
Metal - Aluminum - 0.5%
     11,000    Reynolds Metals Co.                                       783,750
--------------------------------------------------------------------------------
Money Center Banks - 2.7%
     32,075    Bank of New York Co., Inc.                              1,395,262
      7,400    BankAmerica Corp.                                         477,762
     65,519    Barclays PLC**                                          1,299,796
      3,975    Citicorp                                                  479,236
      7,649    Deutsche Bank A.G.                                        447,299
     37,288    Lloyds TSB Group PLC**                                    382,280
--------------------------------------------------------------------------------
                                                                       4,481,635
--------------------------------------------------------------------------------
Mortgage Banks - 0.2%
      5,499    Deutsche Pfandbrief und Hypothekenbank A.G.               316,522
--------------------------------------------------------------------------------
Multimedia - 0.3%
     15,750    Meredith Corp.                                            456,750
--------------------------------------------------------------------------------
Music - 0.3%
     23,150    Steinway Musical Instruments, Inc.*                       451,425
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 0.6%
     11,175    Burlington Resources, Inc.                                493,097
     20,650    Union Pacific Resources Group, Inc.                       513,669
--------------------------------------------------------------------------------
                                                                       1,006,766
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 24

            Janus Aspen Balanced Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.7%
      9,900    Royal Dutch Petroleum Co. - N.Y. Shares             $     538,312
      6,475    Texaco, Inc.                                              704,156
--------------------------------------------------------------------------------
                                                                       1,242,468
--------------------------------------------------------------------------------
Oil Field Machinery and Equipment - 1.0%
     19,550    Baker Hughes, Inc.                                        756,341
     13,825    Smith International, Inc.*                                839,869
--------------------------------------------------------------------------------
                                                                       1,596,210
--------------------------------------------------------------------------------
Oil Refining and Marketing - 0.5%
    146,949    ENI S.p.A.                                                829,875
--------------------------------------------------------------------------------
Property and Casualty Insurance - 1.6%
      5,250    Foremost Corp. of America                                 314,344
    129,000    Sumitomo Marine & Fire Insurance Co.                    1,059,687
     60,000    Tokio Marine & Fire Insurance Co.                         786,507
      5,000    Transatlantic Holdings, Inc.                              496,250
      1,950    W. R. Berkley Corp.                                       114,806
--------------------------------------------------------------------------------
                                                                       2,771,594
--------------------------------------------------------------------------------
Publishing - Books - 0%
        494    Wolters Kluwer N.V.                                        60,259
--------------------------------------------------------------------------------
Real Estate Investment Trusts - 1.7%
     18,000    AMLI Residential Properties Trust                         423,000
     45,825    Innkeepers USA Trust                                      687,375
      6,650    Redwood Trust, Inc.                                       310,888
     52,125    Walden Residential Properties, Inc.                     1,335,703
--------------------------------------------------------------------------------
                                                                       2,756,966
--------------------------------------------------------------------------------
Retail - Building Products - 0.3%
      8,825    Fastenal Co.                                              432,425
--------------------------------------------------------------------------------
Retail - Consumer Electronics - 0.5%
     14,725    Tandy Corp.                                               824,600
--------------------------------------------------------------------------------
Retail - Discount - 0.1%
      7,900    TJX Companies, Inc.                                       208,363
--------------------------------------------------------------------------------
Retail - Diversified - 0.1%
      3,001    Vendex International N.V.                                 164,651
--------------------------------------------------------------------------------
Retail - Hypermarkets - 0.4%
     18,975    Costco Companies, Inc.*                                   623,803
--------------------------------------------------------------------------------
Retail - Major Department Stores - 1.9%
     51,375    Dayton Hudson Corp.                                     2,732,508
      8,250    J.C. Penney Co., Inc.                                     430,547
--------------------------------------------------------------------------------
                                                                       3,163,055
--------------------------------------------------------------------------------
Retail - Restaurants - 0.2%
    149,000    Restaurant Brands New Zealand, Ltd.*,+                    258,513
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 5.5%
      6,500    Advantage Bancorp, Inc.                                   248,625
     12,950    BostonFed Bancorp, Inc.                                   229,053
      8,975    Calumet Bancorp, Inc.*                                    332,075
     15,000    Cameron Financial Corp.                                   270,000
     16,175    Catskill Financial Corp.                                  250,713
     30,000    Empire Federal Bancorp, Inc.                              431,250
     10,000    FFLC Bancorp, Inc.                                        272,500
     12,000    FFVA Financial Corp.                                      327,000
     22,225    First Bell Bancorp, Inc.                                  372,269
     12,725    First Defiance Financial Corp.                            181,331
     17,250    First Mutual Bancorp, Inc.                                258,750
      6,875    First Savings Bank of Washington Bancorp, Inc.            152,969
     15,675    Flushing Financial Corp.                                  350,728
     12,450    GA Financial, Inc.                                        234,994
     14,000    Gateway Bancorp, Inc.                                     245,000
     11,000    Home Bancorp                                              229,625
     39,925    Home Bancorp of Elgin, Inc.                               658,763
     14,000    Jacksonville Bancorp, Inc.                                210,875
      4,625    JSB Financial, Inc.                                       200,031
     13,375    Klamath First Bancorp, Inc.                               255,797
      6,900    Long Island Bancorp, Inc.                                 250,556
     14,950    Mechanics Savings Bank*                                   282,181
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - continued
--------------------------------------------------------------------------------
     21,000    North Central Bancshares, Inc.                      $     325,500
      6,775    Ocean Financial Corp.                                     238,819
      6,500    RCSB Financial, Inc.                                      311,188
     12,300    Reliance Bancorp, Inc.                                    362,081
     32,725    Roslyn Bancorp, Inc.                                      748,584
     12,000    SFS Bancorp, Inc.                                         202,500
     11,050    South Street Financial Corp.                              182,325
     14,700    Standard Financial, Inc.                                  360,150
     15,000    Wells Financial Corp.*                                    225,000
--------------------------------------------------------------------------------
                                                                       9,201,232
--------------------------------------------------------------------------------
Special Purpose Banks - 0.2%
      3,603    Dexia France**                                            351,037
--------------------------------------------------------------------------------
Super-Regional Banks - 0.8%
      4,716    Wells Fargo & Co.                                       1,270,962
--------------------------------------------------------------------------------
Telecommunication Equipment - 0.4%
     10,450    Lucent Technologies, Inc.                                 753,053
--------------------------------------------------------------------------------
Telephone - Local - 0.9%
     46,950    Cincinnati Bell, Inc.                                   1,478,925
--------------------------------------------------------------------------------
Television - 0.4%
     21,850    Young Broadcasting Corp. - Class A*                       710,125
--------------------------------------------------------------------------------
Tobacco - 1.3%
     49,025    Philip Morris Companies, Inc.                           2,175,484
--------------------------------------------------------------------------------
Transportation - Truck - 0.4%
     46,100    Consolidated Freightways Corp.*                           754,888
--------------------------------------------------------------------------------
Travel Services - 0.7%
     25,836    Airtours PLC**                                            498,357
        206    Kuoni Reisen A.G. - Class B                               706,520
--------------------------------------------------------------------------------
                                                                       1,204,877
--------------------------------------------------------------------------------
Total Common Stock (total cost $77,703,535)                           88,657,442
--------------------------------------------------------------------------------
Corporate Bonds - 20.3%
--------------------------------------------------------------------------------
Aerospace and Defense - 0.7%
 $1,200,000    Lockheed Martin Corp., 6.55% company
                 guaranteed unsecured notes, due 5/15/99               1,204,500
--------------------------------------------------------------------------------
Commercial Banks - 2.4%
               First Nationwide Holdings, Inc.:
  3,390,000      10.625%, senior subordinated notes,
                   due 10/1/03                                         3,737,475
    250,000      9.125%, senior subordinated notes,
                   due 1/15/03                                           258,750
--------------------------------------------------------------------------------
                                                                       3,996,225
--------------------------------------------------------------------------------
Computers - Mainframe - 1.2%
  2,000,000    IBM Corp., 6.375%
                 global notes, due 6/15/00                             1,995,000
--------------------------------------------------------------------------------
Consulting Services - 0.3%
    500,000    Quintiles Transnational Corp., 4.25%
                 subordinated notes, due 5/31/00+                        535,625
--------------------------------------------------------------------------------
Containers - Metal and Glass - 0.8%
  1,350,000    Owens-Illinois, Inc., 7.85%
                 senior notes, due 5/15/04                             1,368,563
--------------------------------------------------------------------------------
Electronic Components - Semiconductors  - 0.6%
  1,011,000    Taiwan Semiconductor, zero coupon
                 bank guaranteed notes, due 7/3/02+                    1,035,011
--------------------------------------------------------------------------------
Engineering - Research and Development - 1.3%
  2,150,000    Intertek Finance PLC, 10.25%
                 senior subordinated notes, due 11/1/06                2,225,250
--------------------------------------------------------------------------------
Finance - Consumer Loans - 1.2%
  2,000,000    Associates Corp. N.A., 6.75%
                 senior notes, due 7/15/01                             2,000,000
--------------------------------------------------------------------------------
Finance  - Investment  Banker/Broker  - 0.1%
    100,000    Merrill Lynch & Co., Inc., 6.375%
                 notes, due 3/30/99                                      100,125
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 25

            Janus Aspen Balanced Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Finance - Leasing Companies - 1.1%
 $1,800,000    Ryder Trucks, Inc., 10.00%
                 senior subordinated notes, due 12/1/06              $ 1,849,500
--------------------------------------------------------------------------------
Finance - Other Services - 0.6%
  1,000,000    Sears Roebuck Acceptance Corp., 6.50%
                 notes, due 6/15/00                                      996,250
--------------------------------------------------------------------------------
Food - Retail - 4.2%
    250,000    Pathmark Stores, Inc., 11.625%
                 subordinated notes, due 6/15/02                         253,125
  5,800,000    Smith's Food & Drug Centers, Inc., 11.25%
                 senior subordinated notes, due 5/15/07                6,800,500
--------------------------------------------------------------------------------
                                                                       7,053,625
--------------------------------------------------------------------------------
Medical Labs and Testing Services - 0.6%
    925,000    Dade International, Inc., 11.125%
                 senior subordinated notes, Series B,
                   due 5/1/06                                          1,029,063
--------------------------------------------------------------------------------
Multimedia - 1.2%
  2,000,000    Walt Disney Co. (The), 6.375%
                 senior notes, due 3/30/01                             1,982,500
--------------------------------------------------------------------------------
Oil and Gas Drilling - 0.1%
    100,000    Consolidated Natural Gas Co., 5.875%
                 debentures, due 10/1/98                                  99,625
--------------------------------------------------------------------------------
Paint and Related Products - 0.1%
    190,000    Sherwin-Williams Co., 6.25%
                 notes, due 2/1/00                                       189,050
--------------------------------------------------------------------------------
Shipbuilding - 0.6%
               Newport News Shipbuilding, Inc.:
    750,000      8.625%, senior notes, due 12/1/06                       770,625
    250,000      9.25%, senior subordinated notes, due 12/1/06           260,000
--------------------------------------------------------------------------------
                                                                       1,030,625
--------------------------------------------------------------------------------
Television - 2.0%
  1,250,000    Sinclair Broadcast Group, Inc., 10.00%,
                 senior subordinated notes, due 9/30/05                1,293,750
  2,000,000    Young Broadcasting, Inc., 9.00%
                 company guaranteed notes, due 1/15/06                 1,995,000
--------------------------------------------------------------------------------
                                                                       3,288,750
--------------------------------------------------------------------------------
Transportation - Railroad - 1.2%
  2,000,000    Union Pacific Corp., 6.25%
                 notes, due 3/15/99                                    1,992,500
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $33,330,659)                              33,971,787
--------------------------------------------------------------------------------
U.S. Government Obligations - 15.4%
               U.S. Treasury Notes:
  1,250,000      6.125%, due 5/15/98                                   1,253,888
  4,030,000      5.50%, due 11/15/98                                   4,004,651
  4,100,000      6.375%, due 5/15/99                                   4,119,926
  6,600,000      6.25%, due 5/31/99                                    6,617,094
  2,900,000      5.875%, due 2/15/00                                   2,875,930
  6,500,000      6.625%, due 4/30/02                                   6,557,720
    500,000      5.875%, due 11/15/05                                    478,155
--------------------------------------------------------------------------------
Total U.S. Government Obligations (amortized cost $25,875,673)        25,907,364
--------------------------------------------------------------------------------
Preferred Stock - 5.4%
--------------------------------------------------------------------------------
Cruise Lines - 0.6%
     15,100    Royal Caribbean Cruises, Ltd., 7.25%                      932,425
--------------------------------------------------------------------------------
Insurance Brokers - 0.3%
     23,000    Hartford Capital l - Series A, 7.70%,
                 due 2/28/16                                             572,125
--------------------------------------------------------------------------------
Oil Companies - Integrated - 0.5%
     15,500    Unocal Corp. 6.25%                                        871,875
--------------------------------------------------------------------------------
Real Estate Investment and Management - 0.3%
     11,484    Insignia Financial Group, Inc. - Class A, 6.50%+          531,135
--------------------------------------------------------------------------------
Real Estate Investment Trusts - 0.2%
     14,775    Walden Residential Properties, Inc.,
                 Series S, 9.20%                                         373,069
--------------------------------------------------------------------------------
Retail - Restaurants - 0.9%
     26,625    Wendy's International, Inc., Series A, 5.00%        $   1,560,891
--------------------------------------------------------------------------------
Telephone - Local - 1.7%
     44,045    Salomon Inc. Exchangeable Notes
                 (Cincinnati Bell, Inc.), 6.25%                        2,807,869
--------------------------------------------------------------------------------
Toys - 0.1%
     15,550    Mattel, Inc., .4125%                                      219,644
--------------------------------------------------------------------------------
Transportation - Truck - 0.8%
     23,125    CNF Trust I, Series A, 5.00%                            1,295,000
--------------------------------------------------------------------------------
Total Preferred Stock (cost $8,627,219)                                9,164,033
--------------------------------------------------------------------------------
Short-Term Corporate Notes - 1.8%
 $3,000,000    AVCO Financial Service
                 5.58%, 8/26/97 (amortized cost $2,973,960)            2,973,960
--------------------------------------------------------------------------------
U.S. Government Agency - 5.2%
  8,700,000    Federal Home Loan Mortgage Corp.
                 5.75%, 7/1/97 (amortized cost $8,700,000)             8,700,000
--------------------------------------------------------------------------------
Warrants - 0%
--------------------------------------------------------------------------------
Real Estate Investment Trusts - 0%
     14,775    Walden Residential Properties, Inc.
                 (cost $7,388)                                            20,316
--------------------------------------------------------------------------------
Total Investments (total cost $157,218,434) - 100.9%                 169,394,902
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (0.9%)      (1,499,063)
--------------------------------------------------------------------------------
Net Assets - 100%                                                   $167,895,839
--------------------------------------------------------------------------------


                       Summary of Investments by Country
                                 June 30, 1997

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Finland                                 0.3%                      $      493,049
France                                  0.6%                           1,006,374
Germany                                 1.1%                           1,884,298
Israel                                  0.3%                             492,100
Japan                                   1.1%                           1,846,194
Netherlands                             1.4%                           2,320,411
New Zealand                             0.1%                             258,513
Switzerland                             0.6%                             950,496
United Kingdom                          2.1%                           3,642,936
United States++                        92.4%                         156,500,531
--------------------------------------------------------------------------------
Total                                 100.0%                      $  169,394,902
================================================================================
++ Includes Short-Term Securities (85.5% excluding Short-Term Securities)


                           Forward Currency Contracts
                             Open at June 30, 1997

 Currency Sold and                    Currency        Currency       Unrealized
  Settlement Date                    Units Sold    Value in $ U.S.   Gain/(Loss)
--------------------------------------------------------------------------------
British Pound 7/28/97                   725,000      $1,205,820      ($  33,307)
British Pound 8/20/97                   350,000         581,700         (23,693)
French Franc 10/10/97                 2,100,000         359,842           8,935
--------------------------------------------------------------------------------
Total                                                $2,147,362      ($  48,065)
================================================================================

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 26

   Janus Aspen Equity Income Portfolio - Portfolio Manager, Blaine P. Rollins

Performance

Janus Aspen Equity Income Portfolio opened on May 1, 1997. Before discussing Portfolio performance, I would like to take this opportunity to thank each of you for your investment with Janus. The Portfolio performed well during its first two months, but my perspective is really long-term. I want to purchase great individual businesses, either their stocks or their fixed-income instruments, at reasonable prices. I also intend to carefully analyze risk-reward ratios in income producing securities.

Since inception, Janus Aspen Equity Income Portfolio returned 16.40% for the period ended June 30, 1997. The Standard & Poor's 500 Index gained 10.83% for the same period.(1) Both returns include reinvested dividends.

A very dramatic and broad-based rally got underway in April, after signs of moderate economic growth began to appear and inflation remained very low. So the Portfolio opened during a very robust period for the financial markets.

--------------------------------------------------------------------------------
Portfolio Asset Mix                 June 30, 1997
Equities                                94.6%
Number of Stocks                         118
Top 10 Equities                         28.8%
Preferred Stock                          4.3%
Cash & Cash Equivalents                  1.1%
--------------------------------------------------------------------------------

Stock Highlights

Companies in the Portfolio tend to share four major characteristics: predictable earnings, shareholder-friendly management, the ability to generate excellent cash flow, and a strong record of increasing profitability. I found attractive individual opportunities in financial and technology stocks, and in several preferred issues.

A number of our equity holdings produced good results and have excellent fundamentals. Dionex, for example, dominates the market for ion chromatography equipment, which uses color spectrum analysis to identify chemical components. The company generates good cash flow and is repurchasing its own stock. At Unilever, margins are continuing to improve and the company is spinning off its chemical unit to focus on consumer products. New senior management at DuPont is increasing returns by lowering costs and fixing broken businesses. Management is allocating capital to high-return operations, restructuring divisions, and considering acquisitions and divestitures.

Among our financial holdings, small thrifts are very attractive. Many are selling shares to the public at very inexpensive prices relative to their earnings potential and conservative capitalization. For example, Roslyn Bancorp has an equity to asset ratio of nearly 30%. (In other words, roughly 30% of Roslyn's assets are equity.) A typical ratio is around 7%. Roslyn, as well as many other of these small banks and thrifts, is distributing extra cash to shareholders as special dividends or in the form of share buybacks. There is also a powerful wave of consolidation underway in the industry.

On the income side, Royal Dutch Petroleum and Unocal offer good dividends plus the potential for capital appreciation. The companies are focusing on the higher-margin exploration and production side of the oil business rather than on lower-margin refining and marketing operations.

Parametric Technology, the world's largest developer and marketer of computer-aided design and manufacturing software, was down moderately for the period. Investors were concerned about increasing competition in the fast-growing Japanese market. I believe these concerns are overdone and continue to hold the stock.

Current Outlook

Economic growth now appears to be stable after a very strong first quarter. As long as inflation remains low and corporate profits continue to be robust, stocks and fixed-income securities should make progress. In the long run, the more predictable earnings of our high-quality businesses should allow the Portfolio to participate in good markets while softening the effects of any negative market surprises.

Once  again,  thank  you for  your  investment  in  Janus  Aspen  Equity  Income
Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 27

         Janus Aspen Equity Income Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Common Stock - 94.6%
--------------------------------------------------------------------------------
Aerospace and Defense - 0.4%
         75    DONCASTERS PLC*                                     $       1,734
--------------------------------------------------------------------------------
Airlines - 1.7%
        275    Ryanair Holdings PLC (ADR)*                                 7,459
--------------------------------------------------------------------------------
Apparel Manufacturers - 0.3%
         25    St. John Knits, Inc.                                        1,350
--------------------------------------------------------------------------------
Cable Television - 0.6%
        175    Tele-Communications, Inc. - Class A*                        2,603
--------------------------------------------------------------------------------
Chemicals - Diversified - 1.5%
         75    Airgas, Inc.*                                               1,486
         29    BASF A.G.                                                   1,073
         72    BOC Group PLC                                               1,252
         40    E.I. du Pont de Nemours and Co.                             2,515
--------------------------------------------------------------------------------
                                                                           6,326
--------------------------------------------------------------------------------
Commercial Banks - 0.8%
         50    First Savings Bancorp, Inc.                                 1,113
         25    Star Banc Corp.                                             1,056
         75    Sterling Bancorp                                            1,397
--------------------------------------------------------------------------------
                                                                           3,566
--------------------------------------------------------------------------------
Commercial Services - 0.5%
         25    First USA Paymentech, Inc.*                                   723
         20    Quintiles Transnational Corp.*                              1,393
--------------------------------------------------------------------------------
                                                                           2,116
--------------------------------------------------------------------------------
Computer Software - 6.3%
        141    BETA Systems Software A.G.*                                16,669
        250    Parametric Technology Corp.*                               10,641
--------------------------------------------------------------------------------
                                                                          27,310
--------------------------------------------------------------------------------
Computers - Information Technology - 3.2%
        800    RWD Technologies, Inc.*                                    13,800
--------------------------------------------------------------------------------
Computers - Integrated Systems - 0.6%
        125    Wang Laboratories, Inc.*                                    2,664
--------------------------------------------------------------------------------
Consumer Products - 0.7%
        125    Gibson Greetings, Inc.*                                     2,813
--------------------------------------------------------------------------------
Cruise Lines - 3.6%
        140    Carnival Corp. - Class A                                    5,775
        275    Royal Caribbean Cruises, Ltd.                               9,608
--------------------------------------------------------------------------------
                                                                          15,383
--------------------------------------------------------------------------------
Diversified Operations - 4.9%
        202    Asko OY - Class A                                           3,726
         45    Minnesota Mining and Manufacturing Co.                      4,590
         46    Rentokil Initial PLC                                          162
        237    Siebe PLC                                                   4,011
         30    Unilever N.V. - N.Y. Shares                                 6,540
        100    Westinghouse Electric Corp.                                 2,313
--------------------------------------------------------------------------------
                                                                          21,342
--------------------------------------------------------------------------------
Electronic Components - 2.1%
         54    Philips Electronics N.V.                                    3,875
         60    Texas Instruments, Inc.                                     5,044
--------------------------------------------------------------------------------
                                                                           8,919
--------------------------------------------------------------------------------
Electronic Safety Devices - 1.0%
         90    Pittway Corp. - Class A                                     4,478
--------------------------------------------------------------------------------
Finance - Investment Banker/Broker - 0.2%
         25    Charles Schwab Corp.                                        1,017
--------------------------------------------------------------------------------
Finance - Other Services - 0.9%
        100    Equifax, Inc.                                               3,719
--------------------------------------------------------------------------------
Food - Retail - 1.1%
        100    Safeway, Inc.*                                              4,613
--------------------------------------------------------------------------------
Hotels and Motels - 0.3%
         75    Extended Stay America, Inc.*                                1,181
--------------------------------------------------------------------------------
Human Resources - 1.1%
         25    Manpower, Inc.                                      $       1,113
         75    Robert Half International, Inc.*                            3,530
--------------------------------------------------------------------------------
                                                                           4,643
--------------------------------------------------------------------------------
Instruments - Controls - 2.1%
        150    Parker Hannifin Corp.                                       9,103
--------------------------------------------------------------------------------
Instruments - Scientific - 1.8%
        150    Dionex Corp.*                                               7,688
--------------------------------------------------------------------------------
Lasers - Systems and Components - 0.3%
         75    Rofin-Sinar Technologies, Inc.*                             1,434
--------------------------------------------------------------------------------
Life and Health Insurance - 10.3%
         25    AFLAC, Inc.                                                 1,181
         75    ALLIED Life Financial Corp.                                 1,481
      1,000    ARM Financial Group, Inc. - Class A*                       20,000
         25    Equitable of Iowa Companies                                 1,400
        200    Hartford Life, Inc. - Class A*                              7,500
         50    Nationwide Financial Services, Inc. - Class A*              1,328
         25    Reinsurance Group of America                                1,438
         80    UICI*                                                       2,360
         30    UNUM Corp.                                                  1,260
        250    Western National Corp.                                      6,703
--------------------------------------------------------------------------------
                                                                          44,651
--------------------------------------------------------------------------------
Machinery - Pumps - 0.3%
         50    Pfeiffer Vacuum Technology A.G. (ADR)*                      1,456
--------------------------------------------------------------------------------
Manufacturing - 0.6%
         50    Roper Industries, Inc.                                      2,594
--------------------------------------------------------------------------------
Medical - Drugs - 1.5%
         25    Bristol-Myers Squibb Co.                                    2,025
         21    Teva Pharmaceutical Industries, Ltd. (ADR)                  1,360
         25    Warner-Lambert Co.                                          3,106
--------------------------------------------------------------------------------
                                                                           6,491
--------------------------------------------------------------------------------
Medical - HMO - 0.8%
         70    United Healthcare Corp.                                     3,640
--------------------------------------------------------------------------------
Medical Instruments - 0.2%
         15    Sofamor Danek Group, Inc.*                                    686
--------------------------------------------------------------------------------
Medical Labs and Testing Services - 0.7%
        160    Covance, Inc.*                                              3,090
--------------------------------------------------------------------------------
Metal - Aluminum - 1.4%
         85    Reynolds Metals Co.                                         6,056
--------------------------------------------------------------------------------
Money Center Banks - 1.4%
         25    Bank of New York Co., Inc.                                  1,087
         20    BankAmerica Corp.                                           1,291
         10    Citicorp                                                    1,206
         21    Deutsche Bank A.G.                                          1,228
        120    Lloyds TSB Group PLC                                        1,230
--------------------------------------------------------------------------------
                                                                           6,042
--------------------------------------------------------------------------------
Multilevel Direct Selling - 0.3%
         25    Amway Asia Pacific, Ltd.                                    1,091
--------------------------------------------------------------------------------
Multimedia - 0.3%
         50    Meredith Corp.                                              1,450
--------------------------------------------------------------------------------
Music - 1.3%
        300    Steinway Musical Instruments, Inc.*                         5,850
--------------------------------------------------------------------------------
Office Furnishings - 0.7%
        125    Knoll, Inc.*                                                2,969
--------------------------------------------------------------------------------
Oil - Field Services - 0.7%
        150    Hanover Compressor Co.*                                     2,925
--------------------------------------------------------------------------------
Oil and Gas Drilling - 2.6%
        325    Santa Fe International Corp.*                              11,050
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 0.4%
         75    Union Pacific Resources Group, Inc.                         1,866
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 28

         Janus Aspen Equity Income Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Oil Companies - Integrated - 2.0%
         80    Royal Dutch Petroleum Co. - N.Y. Shares             $       4,350
         30    Texaco, Inc.                                                3,262
         25    Unocal Corp.                                                  970
--------------------------------------------------------------------------------
                                                                           8,582
--------------------------------------------------------------------------------
Oil Field Machinery and Equipment - 1.8%
         25    Baker Hughes, Inc.                                            967
        110    Smith International, Inc.*                                  6,682
--------------------------------------------------------------------------------
                                                                           7,649
--------------------------------------------------------------------------------
Oil Refining and Marketing - 1.0%
        728    ENI S.p.A.                                                  4,122
--------------------------------------------------------------------------------
Property and Casualty Insurance - 2.7%
      1,000    Sumitomo Marine & Fire Insurance Co.                        8,215
         35    Transatlantic Holdings, Inc.                                3,474
--------------------------------------------------------------------------------
                                                                          11,689
--------------------------------------------------------------------------------
Publishing - Books - 1.0%
        125    Scholastic Corp.*                                           4,375
--------------------------------------------------------------------------------
Real Estate Investment Trusts - 1.6%
        300    Innkeepers USA Trust                                        4,500
        100    Walden Residential Properties, Inc.                         2,562
--------------------------------------------------------------------------------
                                                                           7,062
--------------------------------------------------------------------------------
Retail - Building Products - 0.3%
         25    Fastenal Co.                                                1,225
--------------------------------------------------------------------------------
Retail - Consumer Electronics - 1.6%
        125    Tandy Corp.                                                 7,000
--------------------------------------------------------------------------------
Retail - Discount - 1.4%
        100    Family Dollar Stores, Inc.                                  2,725
         25    TJX Companies, Inc.                                           659
         80    Wal-Mart Stores, Inc.                                       2,705
--------------------------------------------------------------------------------
                                                                           6,089
--------------------------------------------------------------------------------
Retail - Diversified - 0.2%
         18    Vendex International N.V.                                     988
--------------------------------------------------------------------------------
Retail - Hypermarkets - 1.3%
        165    Costco Companies, Inc.*                                     5,424
--------------------------------------------------------------------------------
Retail Jewelry - 0.4%
        100    TAG Heuer International S.A. (ADR)*                         1,506
--------------------------------------------------------------------------------
Retail - Major Department Stores - 3.8%
        285    Dayton Hudson Corp.                                        15,158
         25    J.C. Penney Co., Inc.                                       1,305
--------------------------------------------------------------------------------
                                                                          16,463
--------------------------------------------------------------------------------
Retail - Regional Department Stores - 2.1%
        175    Fred Meyer, Inc.*                                           9,045
--------------------------------------------------------------------------------
Retail - Restaurants - 0.6%
        100    Wendy's International, Inc.                                 2,594
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 6.3%
        100    Advantage Bancorp, Inc.                                     3,825
         25    Calumet Bancorp, Inc.*                                        925
        125    FSF Financial Corp.                                         2,172
        275    Home Bancorp of Elgin, Inc.                                 4,537
         50    JSB Financial, Inc.                                         2,162
        250    Little Falls Bancorp, Inc.                                  3,906
         75    Mechanics Savings Bank*                                     1,416
         75    North Central Bancshares, Inc.                              1,162
         25    Norwich Financial Corp.                                       541
         35    Ocean Financial Corp.                                       1,234
        225    Roslyn Bancorp, Inc.                                        5,147
--------------------------------------------------------------------------------
                                                                          27,027
--------------------------------------------------------------------------------
Special Purpose Banks - 0.3%
         12    Dexia France                                                1,169
--------------------------------------------------------------------------------
Super-Regional Banks - 0.3%
          5    Wells Fargo & Co. $                                         1,347
--------------------------------------------------------------------------------
Telecommunication Equipment - 0.8%
         50    Lucent Technologies, Inc.                                   3,603
--------------------------------------------------------------------------------
Telephone - Local - 1.5%
        200    Cincinnati Bell, Inc.                                       6,300
--------------------------------------------------------------------------------
Television - 0.6%
         25    Univision Communications, Inc.*                               978
         50    Young Broadcasting Corp. - Class A*                         1,625
--------------------------------------------------------------------------------
                                                                           2,603
--------------------------------------------------------------------------------
Tobacco - 1.2%
        120    Philip Morris Companies, Inc.                               5,325
--------------------------------------------------------------------------------
Transportation - Truck - 1.1%
        100    CNF Transportation, Inc.                                    3,225
        100    Consolidated Freightways Corp.*                             1,637
--------------------------------------------------------------------------------
                                                                           4,862
--------------------------------------------------------------------------------
Travel Services - 1.2%
        100    Airtours PLC                                                1,929
          1    Kuoni Reisen A.G. - Class B                                 3,430
--------------------------------------------------------------------------------
                                                                           5,359
--------------------------------------------------------------------------------
Total Common Stock (cost $369,190)                                       408,576
--------------------------------------------------------------------------------
Preferred Stock - 4.3%
--------------------------------------------------------------------------------
Cruise Lines - 2.2%
        150    Royal Caribbean Cruises, Ltd., 7.25%                        9,263
--------------------------------------------------------------------------------
Retail - Restaurants - 0.3%
         25    Wendy's International, Inc. - Series A, 5.00%               1,466
--------------------------------------------------------------------------------
Telephone - Local - 1.1%
         75    Salomon, Inc. Exchangeable Notes,
                 (Cincinnati Bell, Inc.), 6.25%                            4,781
--------------------------------------------------------------------------------
Toys - 0.7%
        225    Mattel, Inc., .4125%                                        3,178
--------------------------------------------------------------------------------
Total Preferred Stock (cost $18,093)                                      18,688
--------------------------------------------------------------------------------
U.S. Government Agency - 8.1%
    $35,000    Federal Home Loan Mortgage Corp.
                 5.75%, 7/1/97 (amortized cost $35,000)                   35,000
--------------------------------------------------------------------------------
Total Investments (total cost $422,283) - 107.0%                         462,264
--------------------------------------------------------------------------------
Liabilities, net of Cash, Receivables and Other Assets - (7.0%)         (30,319)
--------------------------------------------------------------------------------
Net Assets - 100%                                                       $431,945
--------------------------------------------------------------------------------


                       Summary of Investments by Country
                                 June 30, 1997

Country                     % of Investment Securities              Market Value
--------------------------------------------------------------------------------
Finland                                 0.8%                            $  3,725
France                                  0.3%                               1,169
Germany                                 4.4%                              20,426
Hong Kong                               0.2%                               1,091
Ireland                                 1.6%                               7,459
Israel                                  0.3%                               1,360
Italy                                   0.9%                               4,122
Japan                                   1.8%                               8,214
Netherlands                             3.4%                              15,753
Switzerland                             1.1%                               4,936
United Kingdom                          2.2%                              10,318
United States++                        83.0%                             383,691
--------------------------------------------------------------------------------
Total                                 100.0%                            $462,264
================================================================================
++ Includes Short-Term Securities (75.4% excluding Short-Term Securities)

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 29

                     Janus Aspen Flexible Income Portfolio
          Portfolio Managers, Sandy R. Rufenacht and Ronald V. Speaker

Performance Review

During the first half of the year ended June 30, 1997, Janus Aspen Flexible Income Portfolio outperformed the Lehman Brothers Government/Corporate Bond
Index, gaining 4.35%, versus a gain of 2.74% for the Lehman Index.(1) Both returns included reinvested dividends.

Diversity remains Janus Aspen Flexible Income Portfolio's greatest asset, and was the major reason we outperformed the Index. The Portfolio invested in a range of fixed-income securities, including investment-grade corporate and high-yield/high-risk (junk) bonds.

The bond market continued to trade within a clearly defined range during the last six months. The yield on the benchmark 30-year Treasury bond stayed between 7.25% and 6.50%. In the second quarter, the economy began to slow from its rapid growth of the previous three months. The prospect of continued moderate economic growth, combined with low inflation, sparked a rally in the financial markets. Bonds and stocks rose sharply, and bond yields finished the period near the low end of the trading range. High-yield bonds were again one of the best-performing market sectors, helped along by stable interest rates and the very powerful rise in equities.

The Portfolio

As rates fluctuated we adjusted the Portfolio's holdings. We became more defensive when rates rose, and when they declined we increased the Portfolio's weighted average maturity and lowered its cash position to take advantage of rising prices. In the high-yield area, the exposure to "cushion bonds" remained significant. Cushion bonds are high-yield bonds that are likely to be redeemed before they mature. They carry generous yields but tend to have less price volatility.

--------------------------------------------------------------------------------
Portfolio Asset Mix                        June 30, 1997       December 31, 1996
Investment-Grade Corporate Bonds                26.4%                 49.5%
High-Yield/High-Risk Bonds                      43.5%                 27.0%
U.S. Government Bonds                           16.6%                 11.9%
Preferred Stock                                  2.3%                  1.3%
Cash & Cash Equivalents                         11.2%                 10.3%
--------------------------------------------------------------------------------
Portfolio Profile
Weighted Avg. Maturity                         8.2 Yrs.              8.4 Yrs
Average Modified Duration*                     5.4 Yrs.              5.5 Yrs
30-Day Avg. Yield
  Institutional Shares                          7.16%                 7.39%
  Retirement Shares                             6.65%                  N/A
Avg. Rating                                      BBB+                  BBB
--------------------------------------------------------------------------------
* A theoretical measure of price volatility.

Our investment-grade corporate bonds include familiar names such as Coca Cola, Ford, and Walt Disney.

Among our high-yield holdings, Allbritton is an example of what we look for in a cushion bond. Allbritton owns six television stations on the east coast. According to our analysis, the company's ABC affiliate in Washington, D.C., provides reasonable collateral by itself for the debt offering we own, which carries an 11.5% coupon and is callable in August. Albritton recently issued 9.75% bonds, so we believe our bonds could be redeemed early.

Ryder Truck Rental and Dade International are other high-yield issuers with exciting potential. Ryder is well-managed, has great brand recognition, and is restructuring its financial operation to increase cash and pay down debt. Dade International makes diagnostic equipment used by hospitals to test blood and tissue. Dade recently purchased the diagnostic equipment division of Hoechst, a large German conglomerate.

Another notable development among our high-yield companies was the acquisition of Smith's Food and Drug Centers by Fred Meyer. There is a trend toward consolidation in the supermarket industry as regional operators like Smith are being acquired by larger chains.

The Treasury and corporate sectors of the Portfolio were little changed during the first half. Treasuries were kept at ten-year maturities to preserve a competitive yield and avoid the volatility of longer bonds.

Looking Ahead

We are comfortable with the bond market in its current trading range, where the Portfolio's flexibility has proven effective in dealing with interest rate changes. We intend to continue using the volatility in interest rates to take advantage of specific opportunities. We also will spend a good deal of time on the road in the second half of the year, trying to add value to our corporate holdings, especially our high-yield positions, through firsthand, detailed research. U.S. business is now highly flexible, which enables it to adapt quickly to changes in interest rates and also helps keep the U.S. economy on an even keel. As long as this equilibrium is in place, the climate for bonds should remain positive.

Thank  you  for  your  continued  investment  in  Janus  Aspen  Flexible  Income
Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 30

        Janus Aspen Flexible Income Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Corporate Bonds - 69.9%
--------------------------------------------------------------------------------
Airlines - 0.4%
        $150,000  ValuJet, Inc., 10.25%
                    senior notes, due 4/15/01                         $  142,125
--------------------------------------------------------------------------------
Automotive - Cars and Light Trucks - 4.5%
         850,000  Ford Motor Co., 7.25%
                    notes, due 10/1/08                                   856,375
         750,000  General Motors Corp., 7.10%
                    notes, due 3/15/06                                   753,750
--------------------------------------------------------------------------------
                                                                       1,610,125
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic - 1.4%
         500,000  Dr. Pepper Bottling Holdings, zero coupon
                    senior notes, due 2/15/03                            496,250
--------------------------------------------------------------------------------
Broadcast Services and Programming - 0.8%
         250,000  Grupo Televisa S.A., 11.875%
                    senior notes, due 5/15/06                            281,563
--------------------------------------------------------------------------------
Building and Construction Products - 1.2%
                  USG Corp.:
         200,000    8.50% senior notes, due 8/1/05                       210,000
         205,000    9.25% senior notes, due 9/15/01                      215,763
--------------------------------------------------------------------------------
                                                                         425,763
--------------------------------------------------------------------------------
Chemicals - Fibers - 0.9%
         300,000  Polysindo International Finance Co. B.V., 11.375%
                    company guaranteed notes, due 6/15/06                329,250
--------------------------------------------------------------------------------
Chemicals - Specialty - 1.4%
         500,000  Praxair, Inc., 6.90%
                    notes, due 11/1/06                                   495,000
--------------------------------------------------------------------------------
Commercial Banks - 5.6%
         500,000  First National Bank of Omaha, 7.32%
                    subordinated notes, due 12/1/10                      483,125
         735,000  First Nationwide Holdings, Inc., 10.625%
                    senior subordinated notes, due 10/1/03               810,338
         700,000  HUBCO, Inc., 8.20%
                    subordinated debentures, due 9/15/06                 728,000
--------------------------------------------------------------------------------
                                                                       2,021,463
--------------------------------------------------------------------------------
Commercial Services - 1.3%
         445,000  NeoData Services, Inc., 12.00%
                    senior notes, due 5/1/03                             475,594
--------------------------------------------------------------------------------
Computers - Mainframe - 1.4%
         500,000  IBM Corp., 7.50%
                    global notes, due 6/15/13                            511,250
--------------------------------------------------------------------------------
Containers - Metal and Glass - 1.0%
         350,000  Owens-Illinois, Inc., 7.85%
                    senior notes, due 5/15/04                            354,813
--------------------------------------------------------------------------------
Electric - Integrated - 1.8%
         600,000  El Paso Electric Co., 9.40%
                    first mortgage bonds, due 5/1/11                     642,750
--------------------------------------------------------------------------------
Engineering - Research and Development - 1.5%
         500,000  Intertek Finance PLC, 10.25%
                    senior subordinated notes, due 11/1/06               517,500
--------------------------------------------------------------------------------
Engines - Internal Combustion - 2.3%
         800,000  AGCO Corp., 8.50%
                    senior subordinated notes, due 3/15/06               821,000
--------------------------------------------------------------------------------
Finance - Auto Loans - 1.3%
         500,000  General Motors Acceptance Corp., 6.625%
                    notes, due 10/15/05                                  481,875
--------------------------------------------------------------------------------
Finance - Leasing Companies - 0.7%
         225,000  Ryder Trucks, Inc., 10.00%
                    senior subordinated notes, due 12/1/06               231,188
--------------------------------------------------------------------------------
Food - Diversified - 2.1%
        $750,000  Ralston-Ralston Purina Group, 7.875%
                    debentures, due 6/15/25                           $  765,937
--------------------------------------------------------------------------------
Food - Retail - 2.7%
         500,000  Pathmark Stores, Inc., 11.625%
                    subordinated notes, due 6/15/02                      506,250
         250,000  Smith's Food & Drug Centers, Inc., 11.25%
                    senior subordinated notes, due 5/15/07               293,125
         150,000  Star Markets Co., Inc., 13.00%
                    senior subordinated notes, due 11/1/04               170,062
--------------------------------------------------------------------------------
                                                                         969,437
--------------------------------------------------------------------------------
Funeral Services and Related Items - 0.7%
         250,000  Service Corporation International, 7.70%
                     notes, due 4/15/09                                  256,875
--------------------------------------------------------------------------------
Home Furnishings - 2.6%
         450,000  Cort Furniture Rental, 12.00%
                    senior notes, due 9/1/00                             501,750
         390,000  Lifestyle Furnishings International, Inc., 10.875%
                    company guaranteed notes, due 8/1/06                 426,562
--------------------------------------------------------------------------------
                                                                         928,312
--------------------------------------------------------------------------------
Industrial Audio and Video Products - 0.3%
         100,000  Unifrax Investment Corp., 10.50%
                    senior notes, due 11/1/03                            103,625
--------------------------------------------------------------------------------
Life and Health Insurance - 2.4%
         742,000  Delphi Financial Group, Inc., 8.00%
                    senior notes, due 10/1/03                            747,565
         120,000  Penncorp Financial Group, Inc., 9.25%
                    senior subordinated notes, due 12/15/03              126,900
--------------------------------------------------------------------------------
                                                                         874,465
--------------------------------------------------------------------------------
Medical - Hospitals - 3.7%
                  Tenet Healthcare Corp.:
         750,000    10.125% senior subordinated
                     notes, due 3/1/05                                   819,375
         200,000    8.625% senior notes, due 12/1/03                     207,750
         300,000    8.625% senior subordinated
                     notes, due 1/15/07                                  307,500
--------------------------------------------------------------------------------
                                                                       1,334,625
--------------------------------------------------------------------------------
Medical Products - 2.2%
         530,000  DGS International Finance Co., 10.00%
                    company guaranteed notes, due 6/1/07+                548,550
         250,000  IMED Corp., 9.75%
                    senior subordinated notes, due 12/1/06+              253,750
--------------------------------------------------------------------------------
                                                                         802,300
--------------------------------------------------------------------------------
Money Center Banks - 4.1%
         500,000  BankAmerica Corp., 7.125%
                    subordinated notes, due 5/1/06                       497,500
         500,000  Chase Manhattan Corp., 6.75%
                    subordinated notes, due 8/15/08                      481,875
         500,000  First National Bank of Boston, 7.375%
                    subordinated notes, due 9/15/06                      505,000
--------------------------------------------------------------------------------
                                                                       1,484,375
--------------------------------------------------------------------------------
Multimedia - 2.1%
         250,000  News America Holdings, Inc., 7.70%
                    unsecured senior debentures, due 10/30/25            235,937
         500,000  Time Warner, Inc., 8.18%
                    notes, due 8/15/07                                   521,875
--------------------------------------------------------------------------------
                                                                         757,812
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 31

        Janus Aspen Flexible Income Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 1.4%
      $  250,000  Gulf Canada Resources, Ltd., 9.25%
                    senior subordinated debentures, due 1/15/04 $ 262,500 300,000 Mesa Operating Co., zero coupon
                    company guaranteed notes, due 7/1/06                 231,750
--------------------------------------------------------------------------------
                                                                         494,250
--------------------------------------------------------------------------------
Paint and Related Products - 1.4%
         500,000  Sherwin-Williams Co., 6.85%
                    notes, due 2/1/07                                    494,375
--------------------------------------------------------------------------------
Property and Casualty Insurance - 1.0%
         350,000  Orion Capital Corp., 7.25%
                    senior notes, due 7/15/05                            349,125
--------------------------------------------------------------------------------
Recreational Centers - 2.1%
         750,000  Six Flags Theme Parks, zero coupon
                    senior subordinated notes, due 6/15/05               764,062
--------------------------------------------------------------------------------
Retail - Auto Parts - 0.7%
         240,000  Federal-Mogul Co., 8.80%
                    senior notes, due 4/15/07+                           249,600
--------------------------------------------------------------------------------
Retail - Leisure Products - 0.5%
         150,000  Selmer Co., Inc., 11.00%
                    subordinated notes, due 5/15/05                      163,875
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 3.3%
         900,000  Anchor Bancorp, Inc., 8.9375%
                    senior notes, due 7/9/03                             931,500
         250,000  Standard Federal Bancorp, 7.75%
                    subordinated notes, due 7/17/06                      259,375
--------------------------------------------------------------------------------
                                                                       1,190,875
--------------------------------------------------------------------------------
Steel - Producers - 1.5%
         500,000  Weirton Steel Corp., 11.375%
                    senior notes, due 7/1/04                             533,750
--------------------------------------------------------------------------------
Telecommunication Services - 1.7%
         600,000  Talton Holdings, Inc., 11.00%
                    company guaranteed notes, due 6/30/07+               606,000
--------------------------------------------------------------------------------
Telephone - Long Distance - 1.4%
         500,000  Worldcom, Inc., 7.75%
                    notes, due 4/1/07                                    513,125
--------------------------------------------------------------------------------
Television - 1.9%
         50,000   Allbritton Communications, 11.50%
                    senior subordinated debentures, due 8/15/04           52,562
         150,000  Pegasus Media & Communications, Inc., 12.50%
                    notes, due 7/1/05                                    165,000
         450,000  Sinclair Broadcast Group, Inc., 10.00%
                    senior subordinated notes, due 9/30/05               465,750
--------------------------------------------------------------------------------
                                                                         683,312
--------------------------------------------------------------------------------
Theaters - 0.7%
         245,787  United Artists Theatres Circuit, Inc., 9.30%
                    pass thru certificates, due 7/1/15                   235,648
--------------------------------------------------------------------------------
Tobacco - 1.2%
         400,000  Consolidated Cigar Acquisition Corp., 10.50%
                    senior subordinated notes, due 3/1/03                420,000
--------------------------------------------------------------------------------
Transportation - Services - 0.7%
         250,000  CSX Corp., 7.25%
                    debentures, due 5/1/04+                              252,500
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $24,294,487)                              25,065,769
--------------------------------------------------------------------------------
U.S. Government Obligation - 16.6%
       6,000,000  U.S. Treasury Notes, 6.50%
                    due 10/15/06 (cost $5,928,845)                     5,970,600
--------------------------------------------------------------------------------
Preferred Stock - 2.3%
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 2.3%
         20,000   California Federal Preferred Capital Corp., 9.125% $   517,500
         10,000   Chevy Chase Savings, 13.00%, Non-Cumulative            300,000
--------------------------------------------------------------------------------
Total Preferred Stock (cost $813,375)                                    817,500
--------------------------------------------------------------------------------
U.S. Government Agency - 8.9%
     $3,200,000   Federal Home Loan Mortgage Corp.,
                    5.75%, 7/1/97 (amortized cost $3,200,000)          3,200,000
--------------------------------------------------------------------------------
Total Investments (total cost $34,236,707) - 97.7%                    35,053,869
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 2.3%            811,822
--------------------------------------------------------------------------------
Net Assets - 100%                                                    $35,865,691
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 32

                        Janus Aspen High-Yield Portfolio
          Portfolio Managers, Sandy R. Rufenacht and Ronald V. Speaker

Performance Review

During the first half of the year ended June 30, 1997, Janus Aspen High-Yield Portfolio produced a total return of 7.20%, compared to a total return of 5.82% for the Lehman Brothers High-Yield Index. Both returns include reinvested dividends.(1)

The Portfolio outperformed its benchmark index due to careful bond selection and detailed research. As we have said before, in the high-yield market intensive equity-style research not only provides a better understanding of a company's balance sheet, but can also uncover earnings potential and other factors that make a bond attractive. We continued to focus on companies that were candidates for rating upgrades, sometimes to investment grade, and we also held "cushion bonds." Cushion bonds are high-yield bonds that have a better chance of being redeemed before they mature. They have generous yields but tend to have lower price fluctuations when interest rates change. This strategy proved effective in March and April, when high-yield bonds came under pressure.

The bond market continued to trade within a clearly defined range during the last six months. The yield on the benchmark 30-year Treasury bond stayed between 7.25% and 6.50%. In the second quarter, the economy began to slow from its the rapid growth of the previous three months. The prospect of continued moderate economic growth, combined with low inflation, sparked another rally in the financial markets. Bonds and stocks rose sharply, and bond yields finished the period near the low end of their trading range. High-yield bonds were again one of the best-performing market sectors, helped along by stable interest rates and the very powerful rise in equities.

Portfolio Strategy

High-yield securities are something of a hybrid sector. Performance is often a mix of both the stock and bond markets, since the same economic conditions that are conducive to a strong equity market - a favorable business climate, abundant capital, and low interest rates - are also beneficial to high-yield issuers. In fact, the performance of high-yield bonds is probably more closely linked to the performance of stocks than to Treasury yields, so when stocks surged, high-yield debt rallied as well.

The high-yield sector has also benefited from very strong demand for better yields. Money has been flooding into high-yield bonds for over a year now, and certain industries have become overheated. Our strategy was to focus more on supermarkets and other, less glamorous, industries. However, buy and sell decisions were based on the potential of individual companies. As always, our basic investment discipline is to add value to the Portfolio via detailed, fundamental research of individual ideas.

--------------------------------------------------------------------------------
Portfolio Profile                 June 30, 1997      December 31, 1996
Weighted Avg. Maturity                8.2 Yrs.             8.0 Yrs.
Avg. Modified Duration*               6.3 Yrs.             5.1 Yrs.
Avg. 30-Day Yield
  Institutional Shares                 8.53%                8.93%
  Retirement Shares                    8.05%                 N/A
Avg. Rating                              BB                   B
--------------------------------------------------------------------------------
* A theoretical measure of price volatility.

Two exciting individual bonds are Albritton Communications and Cobblestone Golf. Albritton is a cushion bond. It carries an 11.5% coupon and can be redeemed as early as August. The company recently issued obligations yielding 9.75%, so Albritton may tender for its more expensive debt early. This should lower the bond's price volatility while still providing an attractive yield. Our Cobblestone bond also carries an 11.5% coupon. Cobblestone owns approximately 25 golf courses, mostly concentrated in the Phoenix, Dallas, and San Diego areas. By focusing on individual cities, Cobblestone is able to develop economies of scale, including discounts on equipment and overlapping personnel in such areas as maintenance. The continuing shortage of golf courses is also working in Cobblestone's favor: Its course utilization rates are excellent and it is an attractive acquisition candidate as larger competitors look to increase market share.

A similar trend toward consolidation is occurring in the supermarket industry, as regional operators are being acquired by larger chains. One of our bond issuers, regional supermarket chain Smith Food and Drugs, was bought by Fred Meyers during the first half of the year.

Looking Ahead

We remain very optimistic on the high-yield bond sector. In the 1990s, interest rates have been extremely volatile, but the higher coupons and shorter maturities on high-yield debt have tended to keep prices less volatile than in much of the bond market. So long as the economy remains healthy and stocks hold their own, the attractive coupons on high-yield bonds should continue to help mitigate changes in interest rates. However, careful investment discipline and detailed research - including firsthand, on-site visits with senior management - will continue to be the performance keys in this very exciting market.

Thank you for your continued investment in Janus Aspen High-Yield Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 33

           Janus Aspen High-Yield Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Corporate Bonds - 78.6%
--------------------------------------------------------------------------------
Airlines - 0.8%
        $10,000   ValuJet, Inc., 10.25%
                    senior notes, due 4/15/01                            $ 9,475
--------------------------------------------------------------------------------
Automotive - Medium and Heavy Duty Trucks - 2.3%
         25,000   Blue Bird Body Co., 10.75%
                    senior subordinated notes, due 11/15/06               26,687
--------------------------------------------------------------------------------
Automotive - Truck Parts and Equipment - 2.2%
         25,000   Oxford Automotive, Inc., 10.125%
                    senior subordinated notes, due 6/15/97                25,125
--------------------------------------------------------------------------------
Beverages - Non-Alcoholic - 1.7%
         20,000   Dr. Pepper Bottling Holdings, zero coupon
                     senior notes, due 2/15/03                            19,850
--------------------------------------------------------------------------------
Building and Construction - 1.3%
         15,000   Reliant Building Products, Inc., 10.875%
                    senior subordinated notes, due 5/1/04+                15,412
--------------------------------------------------------------------------------
Cable Television - 1.8%
         10,000   Intermedia Capital Partners, 11.25%
                    senior notes, due 8/1/06                              10,775
         10,000   Rifkin Acquisition Partners, L.P., 11.125%
                    senior subordinated notes, due 1/15/06                10,600
--------------------------------------------------------------------------------
                                                                          21,375
--------------------------------------------------------------------------------
Casino Hotels - 0.9%
         10,000   Hollywood Casino Corp., 12.75%
                    senior notes, due 10/1/03                             10,650
--------------------------------------------------------------------------------
Cellular Telecommunications - 1.4%
         15,000   PriCellular Wireless Corp., 10.75%
                    senior notes, due 11/1/04                             15,769
--------------------------------------------------------------------------------
Chemicals - Fibers - 0.9%
         10,000   Polytama International Finance B.V., 11.25%
                    guaranteed secured notes, due 6/15/07                 10,325
--------------------------------------------------------------------------------
Chemicals - Specialty - 1.4%
         15,000   Laroche Industries, 13.00%
                    senior subordinated notes, due 8/15/04                16,519
--------------------------------------------------------------------------------
Commercial Banks - 1.9%
                  First Nationwide Holdings, Inc.:
         15,000     10.625%, senior subordinated notes,
                     due 10/1/03                                          16,537
          5,000     12.50%, senior notes, due 4/15/03                      5,612
--------------------------------------------------------------------------------
                                                                          22,149
--------------------------------------------------------------------------------
Containers - Paper and Plastic - 0.9%
         10,000   Gaylord Container Corp., 9.75%
                    senior notes, due 6/15/07                              9,975
--------------------------------------------------------------------------------
Cosmetics and Toiletries - 1.4%
         15,000   Renaissance Cosmetics, Inc., 11.75%
                    senior notes, due 2/15/04                             15,675
--------------------------------------------------------------------------------
Distribution and Wholesale - 0.9%
         10,000   MVE, Inc., 12.50%
                    senior notes, due 2/15/02                             10,237
--------------------------------------------------------------------------------
Electronic Components - 1.1%
         20,000   Electronic Retailing Systems International, Inc.,
                    zero coupon senior discount notes, due 2/1/04+        13,050
--------------------------------------------------------------------------------
Electronic Connectors - 0.9%
         10,000   HCC Industries, Inc., 10.75%
                    senior subordinated notes, due 5/15/07                10,500
--------------------------------------------------------------------------------
Engineering - Research and Development -1.3%
         15,000   Intertek Finance PLC, 10.25%
                    senior subordinated notes, due 11/1/06                15,525
--------------------------------------------------------------------------------
Finance - Leasing Companies - 2.2%
        $25,000   Ryder Trucks, Inc., 10.00%
                    senior subordinated notes. due 12/1/06               $25,688
--------------------------------------------------------------------------------
Food - Retail - 8.1%
         10,000   Pathmark Stores, Inc., 11.625%
                    subordinated notes, due 6/15/02                       10,125
         20,000   Smith's Food & Drug Centers, Inc., 11.25%
                    senior subordinated notes, due 5/15/07                23,450
         35,000   Star Markets Co., Inc., 13.00%
                    senior subordinated notes, due 11/1/04                39,681
         20,000   Supermercados Norte, 10.875%
                    bonds, due 2/9/04+                                    20,500
--------------------------------------------------------------------------------
                                                                          93,756
--------------------------------------------------------------------------------
Funeral Services and Related Items - 1.4%
         15,000   Prime Succession Acquisition Co., 10.75%
                    senior subordinated notes, due 8/15/04                16,463
--------------------------------------------------------------------------------
Gambling-Non-Hotel Casinos - 3.1%
         15,000   Casino America, Inc., 12.50%
                    senior notes, due 8/1/03                              15,563
         10,000   Lady Luck Gaming Corp., 11.875%
                    first mortgage notes, due 3/1/01                      10,150
         10,000   Majestic Star Casino L.L.C., 12.75%
                    senior notes, due 5/15/03                             10,938
--------------------------------------------------------------------------------
                                                                          36,651
--------------------------------------------------------------------------------
Home Furnishings - 3.3%
         20,000   Cort Furniture Rental, 12.00%
                    senior notes, due 9/1/00                              22,300
         15,000   Lifestyle Furnishings International, Inc., 10.875%
                    company guaranteed notes, due 8/1/06                  16,406
--------------------------------------------------------------------------------
                                                                          38,706
--------------------------------------------------------------------------------
Industrial Audio and Video Products - 0.9%
         10,000   Unifrax Investment Corp., 10.50%
                    senior notes, due 11/1/03                             10,363
--------------------------------------------------------------------------------
Machine Tools and Related Products - 1.8%
         20,000   International Knife & Saw, Inc., 11.375%
                    senior subordinated notes, due 11/15/06               21,450
--------------------------------------------------------------------------------
Manufacturing - 1.8%
         20,000   Plastic Specialties & Technologies, Inc., 11.25%
                    senior secured notes, due 12/1/03                     21,425
--------------------------------------------------------------------------------
Medical Products - 1.8%
         20,000   DGS International Finance Co., 10.00%
                    company guaranteed notes, due 6/1/07+                 20,700
--------------------------------------------------------------------------------
Motion Pictures and Services - 1.4%
         15,000   All American Communications, Inc., 10.875%
                    senior subordinated notes, due 10/15/01               15,750
--------------------------------------------------------------------------------
Oil Companies - Exploration and Production - 1.1%
         13,000   Belden & Blake Corp., 9.875%
                    senior subordinated notes, due 6/15/07+               12,968
--------------------------------------------------------------------------------
Recreational Centers - 3.5%
         15,000   Cobblestone Golf Group, Inc., 11.50%
                    senior notes, due 6/1/03                              15,825
         25,000   Six Flags Theme Parks, zero coupon
                    senior subordinated notes, due 6/15/05                25,469
--------------------------------------------------------------------------------
                                                                          41,294
--------------------------------------------------------------------------------
Reinsurance - 1.3%
         15,000   Veritas Holdings GmbH, 9.625%
                    senior notes, due 12/15/03+                           15,581
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 34

           Janus Aspen High-Yield Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Shares or
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Retail - Diversified - 3.2%
        $20,000   Core-Mark International, Inc., 11.375%
                    senior subordinated notes, due 9/15/03              $ 20,925
         15,000   Eye Care Centers of America, 12.00%
                    senior notes, due 10/1/03                             16,369
--------------------------------------------------------------------------------
                                                                          37,294
--------------------------------------------------------------------------------
Steel - Producers - 3.7%
         25,000   Ivaco, Inc., 11.50%
                    senior notes, due 9/15/05                             26,938
         15,000   Weirton Steel Corp., 11.375%
                    senior notes, due 7/1/04                              16,013
--------------------------------------------------------------------------------
                                                                          42,951
--------------------------------------------------------------------------------
Telecommunication Services - 4.5%
          5,000   Galaxy Telecom, L.P., 12.375%
                    senior subordinated notes, due 10/1/05                 5,325
         10,000   NEXTLINK Communications, L.L.C., 12.50%
                    senior notes, due 4/15/06                             10,625
         10,000   Peoples Telephone Co., Inc., 12.25%
                    senior notes, due 7/15/02                             10,712
         25,000   Verio, Inc., 13.50%
                    units, due 6/15/04+                                   25,125
--------------------------------------------------------------------------------
                                                                          51,787
--------------------------------------------------------------------------------
Television - 3.8%
         20,000   Allbritton Communications, 11.50%
                    senior subordinated debentures, due 8/15/04           21,025
         15,000   Radio One, Inc., 7.00%
                    senior subordinated notes, due 5/15/04+               13,331
         10,000   Sinclair Broadcast Group, Inc., 10. 00%
                    senior subordinated notes, due 9/30/05                10,350
--------------------------------------------------------------------------------
                                                                          44,706
--------------------------------------------------------------------------------
Textile - Products - 0.9%
         10,000   Glenoit Corp., 11.00%
--------------------------------------------------------------------------------
                    senior subordinated notes, due 4/15/07+               10,513
--------------------------------------------------------------------------------
Tobacco - 0.9%
         10,000   Consolidated Cigar Acquisition Corp., 10.50%
                    senior subordinated notes, due 3/1/03                 10,500
--------------------------------------------------------------------------------
Transportation - Services - 2.7%
         30,000   Atlantic Express Transportation Co., 10.75%
                    company guaranteed notes, due 2/1/04                  31,237
--------------------------------------------------------------------------------
Transportation - Truck - 0.9%
        $10,000   Chemical Leaman Corp., 10.375%
                    senior notes, due 6/15/05+                        $   10,200
--------------------------------------------------------------------------------
Wire and Cable Products - 1.9%
         20,000   International Wire Group, 11.75%
                    senior subordinated notes, due 6/1/05                 21,825
--------------------------------------------------------------------------------
Wireless Telecommunications - 1.3%
         15,000   Telex Communications, Inc., 10.50%
                    senior subordinated notes, due 5/1/07+                15,637
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $889,460)                                    915,743
--------------------------------------------------------------------------------
Preferred Stocks - 2.0%
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 1.6%
            600   Chevy Chase Savings, 13.00%, Non-Cumulative             18,000
--------------------------------------------------------------------------------
Telephone - Local - 0.4%
             75   Salomon, Inc., Exchangeable Notes,
                    (Cinncinati Bell, Inc.) 6.25%                          4,781
--------------------------------------------------------------------------------
Total Preferred Stocks (cost $22,779)                                     22,781
--------------------------------------------------------------------------------
U.S. Government Agency - 11.6%
       $135,000   Federal Home Loan Mortgage Corp.
                    5.75%, 7/1/97 (amortized cost $135,000)              135,000
--------------------------------------------------------------------------------
Warrants - 0.1%
             20   Electronic Retailing Systems International, Inc.*
                    (cost $0)                                                800
--------------------------------------------------------------------------------
Total Investments (total cost $1,047,239) - 92.3%                      1,074,324
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 7.7%             89,062
--------------------------------------------------------------------------------
Net Assets - 100%                                                     $1,163,386
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 35

 Janus Aspen Short-Term Bond Portfolio - Portfolio Manager, Sandy R. Rufenacht

Performance Review

During the six months ended June 30, 1997, Janus Aspen Short-Term Bond Portfolio gained 3.21%, versus a gain of 2.90% for the Lehman Brothers Government/Corporate 1-3 Year Bond Index.(1) Both returns include reinvested dividends.

The Portfolio outperformed the Index because we were able to add value via credit research on investment-grade and high-yield corporate bonds. In addition, our large cash position enabled us to take advantage of investment opportunities when interest rates became volatile. The Portfolio's current configuration has increased flexibility without compromising quality, as the average portfolio rating in the table below indicates.

The bond market continued to trade within a clearly defined range during the last six months. The yield on the benchmark 30-year Treasury bond stayed between 6.50% and 7.25%. In the second quarter, the economy began to slow from the rapid growth of the previous three months. The prospect of continued moderate economic growth, combined with low inflation, sparked a rally in the financial markets, and bond yields finished the period near the low end of their trading range. High-yield bonds were again one of the best-performing market sectors, helped along by stable interest rates and the very powerful rise in equities.

--------------------------------------------------------------------------------
Portfolio Asset Mix                  June 30, 1997      December 31, 1996
Investment-Grade Corp. Bonds              52.1%               56.4%
High-Yield/High-Risk (Junk) Bonds         15.1%                --
U.S. Government Securities                19.4%               42.0%
Cash & Cash Equivalents                   13.4%                1.6%
--------------------------------------------------------------------------------
Portfolio Profile                    June 30, 1997      December 31, 1996
Weighted Avg. Maturity                  2.1 Yrs.             2.0 Yrs.
Avg. Modified Duration*                 1.7 Yrs.             1.8 Yrs.
Avg. Rating                                A+                  AA
Avg. 30-day Yield
  Institutional Shares                    6.36%               5.37%
  Retirement Shares                       5.84%               N/A
--------------------------------------------------------------------------------
*A theoretical measure of price volatility.

The Treasury portion of the portfolio consists of a single T-bill. Our investment-grade corporate bonds continue to include familiar names such as Hewlett-Packard Finance Corporation, IBM, Lockheed Martin, and Travelers Insurance. High-yield holdings are primarily "cushion bonds." These are bonds that are likely to be redeemed before they mature. Allbritton is a good example of what we look for in a cushion bond. Allbritton owns six television stations on the east coast. Our analysis indicates the company's ABC affiliate in Washington, D.C. provides reasonable collateral by itself for the debt offering we own. These bonds, which carry an 11.5% coupon, are callable in August of this year. The company recently issued bonds with a coupon of 9.75%, so we believe Allbritton is likely to redeem its more expensive debt at the first opportunity.

Portfolio Strategy

The Portfolio is positioned to respond quickly to changes in interest rates. This flexibility has been accomplished in the context of an investment-grade portfolio. Our Treasury and cash positions lower credit risk, while some of our high-yield holdings help mitigate interest rate risk. This mix allows us to provide a yield that is competitive with a 30-year Treasury obligation without as much price volatility. It also allows us to avoid overpaying for short-term paper, which remains in relatively short supply due to the low level of interest rates. In this environment, companies have tended to issue more long-term debt in order to lock in cheaper rates. Also, as interest rate volatility increased, investors pulled themselves in on the yield curve - shortening the maturities of their holdings - which has created additional demand for short-term obligations and pushed up prices.

Looking Ahead

The U.S. economy now appears to be growing at a moderate pace. As long as inflation remains low, interest rates should continue to be stable. But whatever the direction of rates, the Portfolio's flexibility positions it to respond effectively. The mix of securities should also keep yields competitive.

Thank  you  for  your  continued  investment  in  Janus  Aspen  Short-Term  Bond
Portfolio.

--------------------------------------------------------------------------------
(1) Index and Portfolio returns include reinvested dividends. The Portfolio's securities may differ significantly from the securities in the index. Index returns do not include taxes on dividends and interest payments, or operating expenses necessary to maintain a portfolio consisting of the same securities that are in the index. The Portfolio's return does not reflect the charges and expenses of any particular insurance product. Past performance is no guarantee of future results.

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 36

        Janus Aspen Short-Term Bond Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Corporate Bonds - 67.2%
--------------------------------------------------------------------------------
Aerospace and Defense - 3.7%
        $500,000  Lockheed Martin Corp., 6.55%
                    company guaranteed unsecured
                     notes, due 5/15/99                                 $501,875
--------------------------------------------------------------------------------
Commercial Banks - 3.6%
         500,000  First USA Bank, Inc., 5.75%
                    notes, due 1/15/99                                   495,625
--------------------------------------------------------------------------------
Computers - Mainframe - 3.6%
         500,000   IBM Corp., 6.375%
                    global notes, due 6/15/00                            498,750
--------------------------------------------------------------------------------
Computers - Mini - 3.7%
         500,000   Hewlett-Packard, Inc., 6.50%
                    senior unsubordinated notes, due 12/30/99            502,500
--------------------------------------------------------------------------------
Diversified Financial Services - 3.7%
         500,000  Associates Corp. N.A., 6.375%
                    senior notes, due 8/15/98                            501,465
--------------------------------------------------------------------------------
Engines - Internal Combustion - 0.9%
         100,000  Imo Industries, Inc., 11.75%
                    senior subordinated notes, due 5/1/06                119,750
--------------------------------------------------------------------------------
Finance - Auto Loans - 2.9%
         400,000  Chrysler Financial Corp., 6.625%
                    notes, due 8/15/00                                   400,000
--------------------------------------------------------------------------------
Finance  - Investment  Banker/Broker  - 2.0%
         275,000  Merrill Lynch & Co., Inc., 6.375%
                    notes, due 3/30/99                                   275,344
--------------------------------------------------------------------------------
Finance - Leasing Companies - 5.9%
                  International Lease Finance Corp.:
         300,000    6.125% notes, due 11/1/99                            298,125
         250,000    6.625% notes, due 4/1/99                             251,875
         250,000  Pitney Bowes Credit Corp., 6.25%
                    notes, due 6/1/98                                    250,635
--------------------------------------------------------------------------------
                                                                         800,635
--------------------------------------------------------------------------------
Food - Diversified - 1.8%
         250,000  Grand Metropolitan Investment Corp., 6.50%
                    company guaranteed notes, due 9/15/99                250,625
--------------------------------------------------------------------------------
Food - Retail - 4.1%
         215,000  Pathmark Stores, Inc., 12.625%
                    subordinated notes, due 6/15/02                      220,912
         300,000  Star Markets Co., Inc., 13.00%
                    senior subordinated notes, due 11/1/04               340,125
--------------------------------------------------------------------------------
                                                                         561,037
--------------------------------------------------------------------------------
Hotels and Motels - 1.8%
         250,000  Hyatt Equities, L.L.C., 6.80%
                    notes, due 5/15/00+                                  250,313
--------------------------------------------------------------------------------
Life and Health Insurance - 0.4%
         50,000   Penncorp Financial Group, Inc., 9.25%
                    senior subordinated notes, due 12/15/03               52,875
--------------------------------------------------------------------------------
Multi-Line Insurance - 3.7%
         500,000  Travelers Group, Inc., 5.75%
                    notes, due 4/15/98                                   499,685
--------------------------------------------------------------------------------
Oil Companies - Integrated - 1.9%
         250,000  Texaco Capital, Inc., 6.875%
                    notes, due 7/15/99                                   252,812
--------------------------------------------------------------------------------
Paint and Related Products - 3.6%
         500,000  Sherwin-Williams Co., 6.25%
                    notes, due 2/1/00                                    497,500
--------------------------------------------------------------------------------
Physical Therapy and Rehabilitation Centers - 3.9%
         500,000  HEALTHSOUTH Corp., 9.50%
                    senior subordinated notes, due 4/1/01                528,125
--------------------------------------------------------------------------------
Retail - Discount - 2.9%
      $  400,000  TJX Companies, Inc., 6.625%
                    notes, due 6/15/00                               $   398,500
--------------------------------------------------------------------------------
Retail - Diversified - 4.0%
         500,000  Eye Care Centers of America, 12.00%
                    senior notes, due 10/1/03                            545,625
--------------------------------------------------------------------------------
Savings/Loan/Thrifts - 1.8%
         250,000  Great Western Financial Corp., 6.125%
                    notes, due 6/15/98                                   249,998
--------------------------------------------------------------------------------
Super-Regional Banks - 1.8%
         250,000  Norwest Corp., 6.25%
                    senior notes, due 4/15/99                            250,000
--------------------------------------------------------------------------------
Television - 1.9%
         250,000  Allbritton Communications, 11.50%
                    senior subordinated debentures, due 8/15/04          262,813
--------------------------------------------------------------------------------
Transportation - Railroad - 3.6%
         500,000  Union Pacific Corp., 6.25%
                    notes, due 3/15/99                                   498,125
--------------------------------------------------------------------------------
Total Corporate Bonds (cost $9,185,001)                                9,193,977
--------------------------------------------------------------------------------
U.S. Government Obligation - 19.4%
       2,647,000  U.S. Treasury Notes, 6.00%
                    notes, due 11/30/97 (cost $2,651,186)              2,651,632
--------------------------------------------------------------------------------
U.S. Government Agency - 12.2%
       1,665,000  Federal Home Loan Mortgage Corp.,
                    5.75%, 7/1/97 (amortized cost $1,665,000)          1,665,000
--------------------------------------------------------------------------------
Total Investments (total cost $13,501,187) - 98.8%                    13,510,609
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 1.2%            162,973
--------------------------------------------------------------------------------
Net  Assets  - 100%                                                  $13,673,582
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 37

   Janus Aspen Money Market Portfolio - Portfolio Manager, Sharon S. Pichler

Economic Perspective

During the six months ended June 30, 1997, short-term interest rates as measured by the yield on the one-year Treasury bill, traded between 6.07% at the high end and 5.42% on the low end. The Federal Reserve Board boosted interest rates in late March, but left rates unchanged at its May meeting, after signs of more moderate economic growth emerged in the second quarter. Federal Reserve Chairman Alan Greenspan had been trying to talk financial markets into slowing down - a practice known as "jawboning" - since last fall. However, longer-term interest rates responded more to economic data than to Mr. Greenspan's warnings, rising in anticipation of first quarter economic strength as well as in anticipation of an increase in short rates. When signs of moderate growth emerged, longer rates declined and ended the six months near their lows. Our commitment to flexibility allowed us to respond quickly to interest rate changes throughout the period.

Portfolio Strategy

For much of the six months, assets remained primarily in very short obligations, with only a modest weighting in longer-term debt (6 months to one year). As of June 30, the Portfolio's weighted average maturity was just 10 days.

We take a conservative stance when it comes to credit profiles. Our strict discipline of detailed credit analysis and careful evaluation of each company's risk-reward characteristics stood us in good stead once again. We were able to produce a competitive yield with low risk.

Thank you for your investment in Janus Aspen Money Market Portfolio.

--------------------------------------------------------------------------------
A money market fund is neither insured nor guaranteed by the U.S. government, and there can be no assurance the Portfolio will be able to maintain a $1.00 share price.

          Janus Aspen Money Market Portfolio June 30, 1997 (unaudited)

--------------------------------------------------------------------------------
Principal Amount                                                    Market Value
--------------------------------------------------------------------------------
Repurchase Agreement - 22.8%
      $1,500,000  HSBC Securities, Inc., 6.20% dated 6/30/97,
                  maturing 7/1/97, to be repurchased at $1,500,258, collateralized by $1,544,000 in Fannie Mae
                  Discount Notes 6.01%, 8/22/97 and 6.01%, 8/27/97
                  with respective values of $499,766 and $1,030,432
                  (cost $1,500,000)***                               $ 1,500,000
--------------------------------------------------------------------------------
Short-Term Corporate Note - 6.0%
         400,000  General Motors Acceptance Corp.
                    5.84%, 10/8/97 (amortized cost $393,576)             393,576
--------------------------------------------------------------------------------
U.S. Government Agencies - 65.0%
         600,000  Fannie Mae
                    5.43%, 7/11/97                                       599,095
         600,000  Federal Farm Credit Bank
                    5.43%, 7/9/97                                        599,276
         285,000  Federal Home Loan Bank
                    5.40%, 7/15/97                                       284,402
       2,800,000  Federal Home Loan Mortgage Corp.
                    5.75%, 7/1/97                                      2,800,000
--------------------------------------------------------------------------------
Total U.S. Government Agencies (amortized cost $4,282,773)             4,282,773
--------------------------------------------------------------------------------
Total Investments (total cost $6,176,349) - 93.8%                      6,176,349
--------------------------------------------------------------------------------
Cash, Receivables and Other Assets, net of Liabilities - 6.2%            406,498
--------------------------------------------------------------------------------
Net Assets - 100%                                                     $6,582,847
--------------------------------------------------------------------------------

See Notes to Schedule of Investments

             JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 38

                       NOTES TO SCHEDULES OF INVESTMENTS

(ADR) - American Depository Receipt
(GDR) - Global Depository Receipt
(JPY) - Japanese Yen
Adjustable Rate Preferred Stock Dividend Rates are as of 6/30/97
*   Non-Income producing security
** A portion of this security has been segregated by the custodian to cover segregation requirements on open forward currency contracts.
*** Repurchase Agreements held by the Portfolio are fully collateralized and such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.
+ Securities are registered pursuant to Rule 144A and may be deemed to be restricted for resale.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 39

STATEMENTS OF ASSETS AND LIABILITIES

As of June 30, 1997 (unaudited)                                   Janus Aspen   Janus Aspen   Janus Aspen   Janus Aspen
(All numbers in thousands except                    Janus Aspen    Aggressive     Capital    International   Worldwide   Janus Aspen
Retirement shares outstanding and                     Growth        Growth     Appreciation     Growth        Growth       Balanced
net asset value per share.)                          Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                 $  426,413    $  336,527    $      893    $   90,442    $  958,253    $  157,218
====================================================================================================================================
Investments at value                                $  485,921    $  428,399    $      938    $  101,772    $1,148,359    $  169,395
Cash                                                       726           120            40           218        35,619            91
Receivables:
  Investments sold                                       1,540         2,743          --             312         8,007         1,382
  Fund shares sold                                       1,065         1,021             1           778         4,436           709
  Interest                                                --            --            --            --            --             792
  Dividends                                                465            66          --             179         4,336           145
From advisor                                              --            --               1          --            --            --
Other assets                                                 3             3          --            --               5             2
Foreign currency contracts                                --            --            --             327         5,469          --
------------------------------------------------------------------------------------------------------------------------------------
    Total Assets                                       489,720       432,352           980       103,586     1,206,231       172,516
------------------------------------------------------------------------------------------------------------------------------------
Liabilities:
 Payables:
  Investments purchased                                 12,516         5,533            36         4,405         2,655         4,424
  Fund shares repurchased                                   10            27          --            --             569            29
  Advisory fee                                             250           252             1            50           614           102
Accrued expenses                                            25            23             1            13            88            17
Foreign currency contracts                                 382           672          --            --            --              48
------------------------------------------------------------------------------------------------------------------------------------
Total Liabilities                                       13,183         6,507            38         4,468         3,926         4,620
------------------------------------------------------------------------------------------------------------------------------------
Total Net Assets                                    $  476,537    $  425,845    $      942    $   99,118    $1,202,305    $  167,896
====================================================================================================================================
Total Net Assets - Institutional Shares             $  476,526    $  425,833    $      930    $   99,107    $1,202,294    $  167,885
  Shares Outstanding, $.001 Par Value
   (unlimited shares authorized)                        27,860        22,753            79         5,366        52,676        10,357
  Net Asset Value Per Share                         $    17.10    $    18.72    $    11.75    $    18.47    $    22.82    $    16.23
====================================================================================================================================
Total Net Assets - Retirement Shares                $       11    $       12    $       12    $       11    $       11    $       11
  Shares Outstanding, $.001 Par Value
   (unlimited shares authorized)                           635           620         1,000           599           489           665
  Net Asset Value Per Share                         $    17.09    $    18.70    $    11.74    $    18.45    $    22.80    $    16.21
====================================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

As of June 30, 1997 (unaudited)                     Janus Aspen   Janus Aspen                 Janus Aspen   Janus Aspen
(All numbers in thousands except                      Equity       Flexible     Janus Aspen   Short-Term       Money
Retirement shares outstanding and                     Income        Income      High-Yield       Bond          Market
net asset value per share.)                          Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
-----------------------------------------------------------------------------------------------------------------------
Assets:
Investments at cost                                 $      422    $   34,237    $    1.047    $   13,501    $    6,176
=======================================================================================================================
Investments at value                                $      462    $   35,054    $    1,074    $   13,511    $    6,176
Cash                                                         5            63          --               2             4
Receivables:
  Investments sold                                           2          --              74          --            --
  Fund shares sold                                           7           265          --             115           407
  Interest                                                --             570            20           179          --
  Dividends                                               --            --            --            --            --
From advisor                                                 1          --               2             6          --
Other assets                                              --            --            --            --            --
Foreign currency contracts                                --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
    Total Assets                                           477        35,952         1,170        13,813         6,587
-----------------------------------------------------------------------------------------------------------------------
Liabilities:
 Payables:
  Investments purchased                                     44          --            --             122          --
  Fund shares repurchased                                 --              62          --               6          --
  Advisory fee                                            --              18             1             7             1
Accrued expenses                                             1             6             6             4             3
Foreign currency contracts                                --            --            --            --            --
-----------------------------------------------------------------------------------------------------------------------
Total Liabilities                                           45            86             7           139             4
-----------------------------------------------------------------------------------------------------------------------
Total Net Assets                                    $      432    $   35,866    $    1,163    $   13,674    $    6,583
=======================================================================================================================
Total Net Assets - Institutional Shares             $      420    $   35,856    $    1,153    $   13,664    $    6,573
  Shares Outstanding, $.001 Par Value
   (unlimited shares authorized)                            36         3,178           104         1,360         6,573
  Net Asset Value Per Share                         $    11.64    $    11.28    $    11.12    $    10.04    $     1.00
=======================================================================================================================
Total Net Assets - Retirement Shares                $       12    $       10    $       10    $       10    $       10
  Shares Outstanding, $.001 Par Value
   (unlimited shares authorized)                         1,000           911           933         1,011        10,066
  Net Asset Value Per Share                         $    11.63    $    11.28    $    11.11    $    10.03    $     1.00
=======================================================================================================================

STATEMENTS OF OPERATIONS
                                                                  Janus Aspen   Janus Aspen   Janus Aspen   Janus Aspen
For the six month period ended                      Janus Aspen    Aggressive     Capital    International   Worldwide   Janus Aspen
June 30, 1997 (unaudited)                             Growth        Growth     Appreciation     Growth        Growth       Balanced
(All numbers in thousands)                           Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                          $   1,931     $     958     $       4     $     245     $   1,542     $   1,787
  Dividends                                             2,249           373          --             631         8,549           736
  Foreign Tax Withheld                                   (119)          (21)         --             (83)       (1,046)          (27)
------------------------------------------------------------------------------------------------------------------------------------
Total Investment Income                                 4,061         1,310             4           793         9,045         2,496
------------------------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                         1,291         1,352             1           200         2,824           477
  Transfer agent fees and expenses                          7             4             1          --               6             1
  Registration fees                                         1             3          --            --               8             3
  System fees                                              10             6             1             6             8             6
  Custodian fees                                           71            37          --              85           309            33
  Insurance Expense                                         2             1          --               1             1          --
  Audit fees                                                6             5          --               4            10             4
  Other expenses                                            3             4          --               1             5             1
------------------------------------------------------------------------------------------------------------------------------------
Total Expenses                                          1,391         1,412             3           297         3,171           525
------------------------------------------------------------------------------------------------------------------------------------
Less: Expense offset                                       (4)           (9)         --              (1)           (7)           (2)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                            1,387         1,403             3           296         3,164           523
------------------------------------------------------------------------------------------------------------------------------------
Less: Excess expense reimbursement                       --            --              (2)         --            --            --
------------------------------------------------------------------------------------------------------------------------------------
Net expenses after reimbursement                        1,387         1,403             1           296         3,164           523
------------------------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                            2,674           (93)            3           497         5,881         1,973
------------------------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized
 Gain/(Loss) on Investments:
  Net realized gain/(loss)
   from securities transactions                        23,380       (21,007)           15           630        20,256         5,421
  Net realized gain/(loss)
   from foreign currency transactions                    1021          (128)         --             118         5,808           224
  Net realized gain/(loss)
   from futures contracts                                --            --            --             (18)         (316)         --
  Change in net unrealized appreciation
   or (depreciation) of investments                    23,824        34,332            45         9,675       127,140         7,551
------------------------------------------------------------------------------------------------------------------------------------
Net gain/(loss) on investments                         48,225        13,197            60        10,405       152,888        13,196
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                    $  50,899     $  13,104     $      63     $  10,902     $ 158,769     $  15,169
====================================================================================================================================

STATEMENT OF OPERATIONS (Continued)
                                                   Janus Aspen   Janus Aspen                 Janus Aspen   Janus Aspen
For the six month period ended                       Equity       Flexible     Janus Aspen   Short-Term       Money
June 30, 1997 (unaudited)                            Income        Income      High-Yield       Bond          Market
(All numbers in thousands)                         Portfolio(1)   Portfolio     Portfolio     Portfolio     Portfolio
----------------------------------------------------------------------------------------------------------------------
Investment Income:
  Interest                                               --       $   1,108     $      45     $     392     $     188
  Dividends                                         $       1            35             1          --            --
  Foreign Tax Withheld                                   --            --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total Investment Income                                     1         1,143            46           392           188
----------------------------------------------------------------------------------------------------------------------
Expenses:
  Advisory fees                                          --              95             4            39             9
  Transfer agent fees and expenses                          1          --            --            --            --
  Registration fees                                      --            --            --               1          --
  System fees                                               1             5             6             6             6
  Custodian fees                                         --               7             6             4             3
  Insurance Expense                                      --               1          --            --            --
  Audit fees                                                1             5             4             4             1
  Other expenses                                         --            --               1          --            --
----------------------------------------------------------------------------------------------------------------------
Total Expenses                                              3           113            21            54            19
----------------------------------------------------------------------------------------------------------------------
Less: Expense offset                                     --              (1)         --            --            --
----------------------------------------------------------------------------------------------------------------------
Net expenses                                                3           112            21            54            19
----------------------------------------------------------------------------------------------------------------------
Less: Excess expense reimbursement                         (3)         --             (16)          (15)         --
----------------------------------------------------------------------------------------------------------------------
Net expenses after reimbursement                         --             112             5            39            19
----------------------------------------------------------------------------------------------------------------------
Net investment income/(loss)                                1         1,031            41           353           169
----------------------------------------------------------------------------------------------------------------------
Net Realized and Unrealized
 Gain/(Loss) on Investments:
  Net realized gain/(loss)
   from securities transactions                             3           131            22            15          --
  Net realized gain/(loss)
   from foreign currency transactions                    --              12          --            --            --
  Net realized gain/(loss)
   from futures contracts                                --             (18)         --            --            --
  Change in net unrealized appreciation
   or (depreciation) of investments                        40           167             2            14          --
----------------------------------------------------------------------------------------------------------------------
Net gain/(loss) on investments                             43           292            24            29          --
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
 from operations                                    $      44     $   1,323     $      65     $     382     $     169
======================================================================================================================

(1) For the period May 1, 1997 (inception) to June 30, 1997

See Notes to Financial Statements

          JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 40 AND 41

STATEMENTS OF CHANGES IN NET ASSETS

For the six months or period
ended June 30, 1997 (unaudited)                                                            Janus Aspen
and the fiscal year or period                                    Janus Aspen               Aggressive
ended December 31, 1996                                            Growth                    Growth
(all numbers in thousands(3))                                     Portfolio                 Portfolio
----------------------------------------------------------------------------------------------------------
                                                              1997         1996         1997         1996
----------------------------------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                           $     2,674  $     2,996  ($       93) $      (789)
Net realized gain/(loss)
 from investment transactions                               24,401       10,156      (21,135)     (12,093)
Change in unrealized net appreciation
 or (depreciation) of investments                           23,824       20,898       34,332       27,841
----------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
  resulting from operations                                 50,899       34,050       13,104       14,959
----------------------------------------------------------------------------------------------------------
Dividends and Distributions:
Net investment income                                       (2,720)      (3,002)         --           --
Net realized gain from
 investment transactions                                    (9,976)      (3,331)         --        (3,020)
Tax Return of Capital                                          --           --           --          (220)
----------------------------------------------------------------------------------------------------------
Net decrease in net assets
 from dividends and distributions                          (12,696)      (6,333)         --        (3,240)
----------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                     125,026      183,993       91,634      210,533
  Retirement Shares                                             10          --            10          --
Reinvested dividends and distributions
  Institutional Shares                                      12,696        6,333          --         3,240
  Retirement Shares                                            --           --           --           --
Shares repurchased
  Institutional Shares                                     (25,187)     (19,165)     (62,596)     (27,710)
  Retirement Shares                                            --           --           --           --
----------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
 from capital share transactions                           112,545      171,161       29,048      186,063
----------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                      150,748      198,878       42,152      197,782
----------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                        325,789      126,911      383,693      185,911
----------------------------------------------------------------------------------------------------------
End of Period                                          $   476,537  $   325,789  $   425,845  $   383,693
==========================================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)*               $   392,975  $   280,430  $   369,169  $   337,407
Undistributed net investment
 income/(distribution in excess)*                               77          123       (3,487)           2
Undistributed net realized
 gain/(loss) from investments*                              24,362        9,937      (31,033)     (10,580)
Unrealized appreciation/(depreciation)
 of investments                                             59,123       35,299       91,196       56,864
----------------------------------------------------------------------------------------------------------
                                                       $   476,537  $   325,789  $   425,845  $   383,693
==========================================================================================================
Transactions in Portfolio Shares - Institutional Shares
Shares sold                                                  7,661       12,447        5,310       11,507
Reinvested dividends and distributions                         740          426          --           176
----------------------------------------------------------------------------------------------------------
Total                                                        8,401       12,873        5,310       11,683
Shares Repurchased                                          (1,544)      (1,306)      (3,598)      (1,528)
----------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                    6,854       11,567        1,712       10,155
----------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                      21,003        9,436       21,041       10,885
----------------------------------------------------------------------------------------------------------
Shares outstanding end of period                            27,860       21,003       22,753       21,040
==========================================================================================================
Transactions in Portfolio Shares - Retirement Shares(3)
Shares sold                                                    618          --           620          --
Reinvested dividends and distributions                          17          --           --           --
----------------------------------------------------------------------------------------------------------
Total                                                          635          --           620          --
Shares Repurchased                                             --           --           --           --
----------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                      635          --           620          --
----------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                         --           --           --           --
----------------------------------------------------------------------------------------------------------
Shares outstanding end of period                               635          --           620          --
==========================================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                $   323,749  $   279,406  $   208,061  $   411,187
Proceeds from Sales of Securities                          217,677      151,544      184,493      242,452
Purchases of Long-Term
 U.S. Government Obligations                                   --           --           --           --
Proceeds from Sales of Long-Term
 U.S. Government Obligations                                   --           --           --           --
==========================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the six months or period
ended June 30, 1997 (unaudited)                         Janus Aspen           Janus Aspen               Janus Aspen
and the fiscal year or period                             Capital            International               Worldwide
ended December 31, 1996                                Appreciation             Growth                    Growth
(all numbers in thousands(3))                            Portfolio             Portfolio                 Portfolio
-----------------------------------------------------------------------------------------------------------------------
                                                           1997            1997         1996         1997         1996
-----------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                             $       3    $     497    $      46    $   5,881    $   2,521
Net realized gain/(loss)
 from investment transactions                                   15          730          261       25,748       11,302
Change in unrealized net appreciation
 or (depreciation) of investments                               45        9,675        1,663      127,140       54,851
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
  resulting from operations                                     63       10,902        1,970      158,769       68,674
-----------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
Net investment income                                          --          (467)         (76)      (7,302)      (4,109)
Net realized gain from
 investment transactions                                       --          (220)         (83)      (8,190)      (3,028)
Tax Return of Capital                                          --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
 from dividends and distributions                              --          (687)        (159)     (15,492)      (6,137)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                       1,751       68,203       26,943      483,339      431,848
  Retirement Shares                                             10           10          --            10          --
Reinvested dividends and distributions
  Institutional Shares                                         --           687          159       15,492        6,137
  Retirement Shares                                            --           --           --           --           --
Shares repurchased
  Institutional Shares                                        (882)      (7,189)      (3,329)     (22,416)     (26,482)
  Retirement Shares                                            --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
 from capital share transactions                               879       61,711       23,773      476,425      411,503
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                          942       71,926       25,584      619,702      474,040
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                            --        27,192        1,608      582,603      108,563
-----------------------------------------------------------------------------------------------------------------------
End of Period                                            $     942    $  99,118    $  27,192   $1,202,305    $ 582,603
=======================================================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)*                 $     879    $  86,702    $  24,992    $ 981,166    $ 504,741
Undistributed net investment
 income/(distribution in excess)*                                3           41           12          165       (1,586)
Undistributed net realized
 gain/(loss) from investments*                                  15          718          207       25,444        7,886
Unrealized appreciation/(depreciation)
 of investments                                                 45       11,657        1,981      195,530       68,390
-----------------------------------------------------------------------------------------------------------------------
                                                         $     942    $  99,118    $  27,192   $1,202,305    $ 582,603
=======================================================================================================================
Transactions in Portfolio Shares - Institutional Shares
Shares sold                                                    156        4,014        1,817       23,097       24,029
Reinvested dividends and distributions                         --            36           11          675          328
-----------------------------------------------------------------------------------------------------------------------
Total                                                          156        4,050        1,828       23,772       24,357
Shares Repurchased                                             (77)        (414)        (233)      (1,064)      (1,479)
-----------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                       79        3,636        1,595       22,708       22,878
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                         --         1,730          135       29,968        7,090
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                                79        5,366        1,730       52,676       29,968
=======================================================================================================================
Transactions in Portfolio Shares - Retirement Shares(3)
Shares sold                                                  1,000          595          --           483          --
Reinvested dividends and distributions                         --             4          --             6          --
-----------------------------------------------------------------------------------------------------------------------
Total                                                        1,000          599          --           489          --
Shares Repurchased                                             --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                    1,000          599          --           489          --
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                             1,000          599          --           489          --
=======================================================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                  $     323    $  79,999    $  19,784      763,472    $ 532,495
Proceeds from Sales of Securities                               99       12,660        3,941      272,679      170,371
Purchases of Long-Term
 U.S. Government Obligations                                   --           564          --           --           --
Proceeds from Sales of Long-Term
 U.S. Government Obligations                                   --           --           --           --           --
====================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the six months or period
ended June 30, 1997 (unaudited)                                                    Janus Aspen          Janus Aspen
and the fiscal year or period                                    Janus Aspen         Equity              Flexible
ended December 31, 1996                                           Balanced           Income               Income
(all numbers in thousands(3))                                     Portfolio         Portfolio            Portfolio
-----------------------------------------------------------------------------------------------------------------------
                                                              1997         1996        1997          1997         1996
-----------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                             $   1,973    $   1,270    $       1    $   1,031    $   1,307
Net realized gain/(loss)
 from investment transactions                                5,645        1,768            3          125          324
Change in unrealized net appreciation
 or (depreciation) of investments                            7,551        3,680           40          167          277
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
  resulting from operations                                 15,169        6,718           44        1,323        1,908
-----------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
Net investment income                                       (2,029)      (1,165)         --        (1,042)      (1,255)
Net realized gain from
 investment transactions                                    (1,791)        (278)         --          (322)        (272)
Tax Return of Capital                                          --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
 from dividends and distributions                           (3,820)      (1,443)         --        (1,364)      (1,527)
-----------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                      69,201       72,698          378       13,840       20,543
  Retirement Shares                                             10          --            10           10          --
Reinvested dividends and distributions
  Institutional Shares                                       4,669        1,443          --         1,364        1,527
  Retirement Shares                                            --           --           --           --           --
Shares repurchased
  Institutional Shares                                      (2,813)      (7,957)         --        (4,622)      (7,967)
  Retirement Shares                                            --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
 from capital share transactions                            71,067       66,184          388       10,592       14,103
-----------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                       82,416       71,459          432       10,551       14,484
-----------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                         85,480       14,021          --        25,315       10,831
-----------------------------------------------------------------------------------------------------------------------
End of Period                                            $ 167,896    $  85,480    $     432    $  35,866    $  25,315
=======================================================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)*                 $ 150,097    $  79,031    $     388    $  34,888    $  24,297
Undistributed net investment
 income/(distribution in excess)*                             (213)         114            1           36           46
Undistributed net realized
 gain/(loss) from investments*                               5,882        1,758            3          125          322
Unrealized appreciation/(depreciation)
 of investments                                             12,130        4,577           40          817          650
-----------------------------------------------------------------------------------------------------------------------
                                                         $ 167,896    $  85,480    $     432    $  35,866    $  25,315
=======================================================================================================================
Transactions in Portfolio Shares - Institutional Shares
Shares sold                                                  4,457        5,179           36        1,211        1,853
Reinvested dividends and distributions                         293          101          --           121          139
-----------------------------------------------------------------------------------------------------------------------
Total                                                        4,750        5,280           36        1,332        1,992
Shares Repurchased                                            (182)        (567)         --          (406)        (715)
-----------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                    4,568        4,713           36          926        1,277
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                       5,789        1,076          --         2,252          975
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                            10,357        5,789           36        3,178        2,252
=======================================================================================================================
Transactions in Portfolio Shares - Retirement Shares(3)
Shares sold                                                    650          --         1,000          876          --
Reinvested dividends and distributions                          15          --           --            35          --
-----------------------------------------------------------------------------------------------------------------------
Total                                                          665          --         1,000          911          --
Shares Repurchased                                             --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                      665          --         1,000          911          --
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                         --           --           --           --           --
-----------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                               665          --         1,000          911          --
=======================================================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                  $ 106,181    $  95,054    $     409    $  17,023    $  44,707
Proceeds from Sales of Securities                           51,917       39,718           25       11,288       34,221
Purchases of Long-Term
 U.S. Government Obligations                                22,826        4,833          --         3,903        7,738
Proceeds from Sales of Long-Term
 U.S. Government Obligations                                10,698        2,154          --         1,023        6,051
=======================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

For the six months or period
ended June 30, 1997 (unaudited)                                                           Janus Aspen
and the fiscal year or period                                  Janus Aspen                 Short-Term                Janus Aspen
ended December 31, 1996                                         High-Yield                    Bond                  Money Market
(all numbers in thousands(3))                                    Portfolio                  Portfolio                 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                             1997          1996         1997         1996         1997         1996
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net investment income/(loss)                             $      41    $      26    $     353    $     389    $     169    $     183
Net realized gain/(loss)
 from investment transactions                                   22            6           15            4          --           --
Change in unrealized net appreciation
 or (depreciation) of investments                                2           26           14          (28)         --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
  resulting from operations                                     65           58          382          365          169          183
------------------------------------------------------------------------------------------------------------------------------------
Dividends and Distributions:
Net investment income                                          (43)         (24)        (324)        (370)        (169)        (183)
Net realized gain from
 investment transactions                                        (6)         --            (4)          (6)         --           --
Tax Return of Capital                                          --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets
 from dividends and distributions                              (49)         (24)        (328)        (376)        (169)        (183)
------------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions:
Shares sold
  Institutional Shares                                         755        1,491        7,394       13,981       25,036       28,902
  Retirement Shares                                             10          --            10          --            10          --
Reinvested dividends and distributions
  Institutional Shares                                          48           24          329          376          168          184
  Retirement Shares                                            --           --           --           --           --           --
Shares repurchased
  Institutional Shares                                        (449)        (766)      (6,014)      (5,632)     (24,737)     (24,715)
  Retirement Shares                                            --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets
 from capital share transactions                               364          749        1,719        8,725          477        4,371
------------------------------------------------------------------------------------------------------------------------------------
Net increase/(decrease) in net assets                          380          783        1,773        8,714          477        4,371
------------------------------------------------------------------------------------------------------------------------------------
Net Assets:
Beginning of period                                            783          --        11,901        3,187        6,106        1,735
------------------------------------------------------------------------------------------------------------------------------------
End of Period                                            $   1,163    $     783    $  13,674    $  11,901    $   6,583    $   6,106
====================================================================================================================================
Net Assets consist of:
Capital (par value and paid-in surplus)*                 $   1,114    $     749    $  13,586    $  11,866    $   6,583    $   6,106
Undistributed net investment
 income/(distribution in excess)*                              --             2           66           36          --           --
Undistributed net realized
 gain/(loss) from investments*                                  22            6           13            3          --           --
Unrealized appreciation/(depreciation)
 of investments                                                 27           26            9           (4)         --           --
------------------------------------------------------------------------------------------------------------------------------------
                                                         $   1,163    $     783    $  13,674    $  11,901    $   6,583    $   6,106
====================================================================================================================================
Transactions in Portfolio Shares - Institutional Shares
Shares sold                                                     67          140          729        1,398       25,036       28,902
Reinvested dividends and distributions                           5            2           33           38          168          184
------------------------------------------------------------------------------------------------------------------------------------
Total                                                           72          142          762        1,436       25,204       29,086
Shares Repurchased                                             (40)         (70)        (595)        (561)     (24,737)     (24,715)
------------------------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                       32           72          167          875          467        4,371
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                          72          --         1,193          318        6,106        1,735
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                               104           72        1,360        1,193        6,573        6,106
====================================================================================================================================
Transactions in Portfolio Shares - Retirement Shares(3)
Shares sold                                                    894          --           986          --        10,000          --
Reinvested dividends and distributions                          39          --            25          --            66          --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          933          --         1,011          --        10,066          --
Shares Repurchased                                             --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Net increase/decrease in portfolio shares                      933          --         1,011          --        10,066          --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding beginning of period                         --           --           --           --           --           --
------------------------------------------------------------------------------------------------------------------------------------
Shares outstanding end of period                               933          --         1,011          --        10,066          --
====================================================================================================================================
Purchases and Sales of Investment Securities:
  (excluding Short-Term Securities)
Purchases of Securities                                  $   1,939    $   1,595    $   5,452    $  13,059          --           --
Proceeds from Sales of Securities                            1,815          871        4,388        8,202          --           --
Purchases of Long-Term
 U.S. Government Obligations                                   --           --         4,080       24,287          --           --
Proceeds from Sales of Long-Term
 U.S. Government Obligations                                   --           --         5,170       21,010          --           --
====================================================================================================================================

(1) Period May 1, 1997 (inception) to June 30, 1997
(2) Period May 1, 1996 (inception) to December 31, 1996
(3) Transactions in Portfolio Shares - Retirement Shares numbers are not in thousands.
 *  See Note 3 in Notes to Financial Statements

See Notes to Financial Statements

          JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 42 AND 43

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES

For a share outstanding during the                                                           Janus Aspen
six months or period ended June 30, 1997 (unaudited)                                            Growth
and the fiscal year or period ended December 31                                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1996             1995           1994       1993(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $15.51           $13.45           $10.57         $10.32        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .10              .17              .28            .09           .03
Net gains or (losses) on securities
(both realized and unrealized)                                  1.96             2.29             2.90            .20           .32
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                2.06             2.46             3.18            .29           .35
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                          (.10)            (.17)            (.30)          (.04)         (.03)
Dividends (in excess of net investment income)                  (.37)            (.23)              --             --            --
Tax Return of Capital Distributions                               --               --               --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (.47)            (.40)            (.30)          (.04)         (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $17.10           $15.51           $13.45         $10.57        $10.32
====================================================================================================================================
Total return**                                                13.27%           18.45%           30.17%          2.76%         3.50%
====================================================================================================================================
Net assets, end of period (in thousands)                    $476,526         $325,789         $126,911        $43,549        $7,482
Average net assets for the period (in thousands)             398,595          216,125           77,344         26,464         3,191
Ratio of gross expenses to average net assets*(6)              0.70%            0.69%            0.78%            N/A           N/A
Ratio of net expenses to average net assets*(6)                0.70%            0.69%            0.76%          0.88%         0.25%
Ratio of net investment income to average net assets*          1.34%            1.39%            1.24%          1.45%         2.54%
Portfolio turnover rate*                                        133%              87%             185%           169%          162%
Average commission per share                                 $0.0472          $0.0466              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)

For a share outstanding during the                                                            Janus Aspen
six months or period ended June 30, 1997 (unaudited)                                       Aggressive Growth
and the fiscal year or period ended December 31                                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1996             1995           1994       1993(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $18.24           $17.08           $13.62         $11.80        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .01               --              .24            .11           .01
Net gains or (losses) on securities
(both realized and unrealized)                                   .47             1.36             3.47           1.82          1.80
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .48             1.36             3.71           1.93          1.81
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                            --               --             (.25)          (.11)         (.01)
Dividends (in excess of net investment income)                    --             (.19)              --             --            --
Tax Return of Capital Distributions                               --             (.01)              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               --             (.20)            (.25)          (.11)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $18.72           $18.24           $17.08         $13.62        $11.80
====================================================================================================================================
Total return**                                                 2.63%            7.95%           27.48%         16.33%        18.05%
====================================================================================================================================
Net assets, end of period (in thousands)                    $425,833         $383,693         $185,911        $41,289        $1,985
Average net assets for the period (in thousands)             375,225          290,629          107,582         14,152         1,091
Ratio of gross expenses to average net assets*(6)              0.75%            0.76%            0.86%            N/A           N/A
Ratio of net expenses to average net assets*(6)                0.75%            0.76%            0.84%          1.05%         0.25%
Ratio of net investment income to average net assets*         (0.04%)          (0.27%)           0.58%          2.18%         0.34%
Portfolio turnover rate*                                        108%              88%             155%           259%           31%
Average commission per share                                 $0.0364          $0.0347              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)
                                                           Janus Aspen
For a share outstanding during the                           Capital                                  Janus Aspen
six months or period ended June 30, 1997 (unaudited)      Appreciation                            International Growth
and the fiscal year or period ended December 31             Portfolio                                  Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                             1997(2)             1997             1996           1995       1994(3)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.00           $15.72           $11.95          $9.72       $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .04              .09              .05            .09         (.09)
Net gains or (losses) on securities
(both realized and unrealized)                                  1.71             2.79             4.06           2.16         (.19)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.75             2.88             4.11           2.25         (.28)
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                          --               (.09)            (.11)          (.02)        --
Dividends (in excess of net investment income)                  --               (.04)            (.23)          --           --
Tax Return of Capital Distributions                             --               --               --             --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             --               (.13)            (.34)          (.02)        --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.75           $18.47           $15.72         $11.95        $9.72
====================================================================================================================================
Total return**                                                17.51%           18.31%           34.71%         23.15%       (2.80%)
====================================================================================================================================
Net assets, end of period (in thousands)                        $930          $99,107          $27,192         $1,608       $1,353
Average net assets for the period (in thousands)                 599           58,899            7,437          1,792        1,421
Ratio of gross expenses to average net assets*(6)              1.25%            1.02%            1.26%          2.69%          N/A
Ratio of net expenses to average net assets*(6)                1.25%            1.01%            1.25%          2.50%        2.50%
Ratio of net investment income to average net assets*          3.20%            1.70%            0.62%          (.80%       (1.30%)
Portfolio turnover rate*                                        273%              49%              65%           211%         275%
Average commission per share                                 $0.0462          $0.0231          $0.0305            N/A          N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)

For a share outstanding during the                                                             Janus Aspen
six months or period ended June 30, 1997 (unaudited)                                        Worldwide Growth
and the fiscal year or period ended December 31                                                 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1996             1995           1994       1993(1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $19.44           $15.31           $12.07         $11.89        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .09              .16              .11            .04           .02
Net gains or (losses) on securities
(both realized and unrealized)                                  3.59               27             3.19            .14          1.89
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                3.68             4.43             3.30            .18          1.91
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                          (.14)            (.17)            (.06)            --          (.01)
Dividends (in excess of net investment income)                  (.16)            (.13)              --             --          (.01)
Tax Return of Capital Distributions                               --               --               --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (.30)            (.30)            (.06)            --          (.02)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $22.82           $19.44           $15.31         $12.07        $11.89
====================================================================================================================================
Total return**                                                18.92%           29.04%           27.37%          1.53%        19.10%
====================================================================================================================================
Net assets, end of period (in thousands)                  $1,202,294         $582,603         $108,563        $37,728        $4,856
Average net assets for the period (in thousands)             865,993          304,111           59,440         22,896         2,200
Ratio of gross expenses to average net assets*(6)              0.74%            0.80%            0.90%            N/A           N/A
Ratio of net expenses to average net assets*(6)                0.74%            0.80%            0.87%          1.18%         0.25%
Ratio of net investment income to average net assets*          1.37%            0.83%            0.95%          0.50%         0.84%
Portfolio turnover rate*                                         67%              62%             113%           217%           57%
Average commission per share                                 $0.0321          $0.0345              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)

For a share outstanding during the                                                            Janus Aspen
six months or period ended June 30, 1997 (unaudited)                                           Balanced
and the fiscal year or period ended December 31                                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1996             1995           1994       1993 (1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $14.77           $13.03           $10.63         $10.64        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .21              .32              .17            .15           .08
Net gains or (losses) on securities
(both realized and unrealized)                                  1.63             1.81             2.45           (.06)          .64
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.84             2.13             2.62            .09           .72
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                         (0.20)            (.30)            (.22)          (.10)         (.08)
Dividends (in excess of net investment income)                 (0.18)            (.09)              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            (0.38)            (.39)            (.22)          (.10)         (.08)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $16.23           $14.77           $13.03         $10.63        $10.64
====================================================================================================================================
Total return**                                                12.32%           16.18%           24.79%          0.84%         7.20%
====================================================================================================================================
Net assets, end of period (in thousands)                    $167,885          $85,480          $14,021         $3,153          $537
Average net assets for the period (in thousands)             123,037           43,414            5,739          2,336           521
Ratio of gross expenses to average net assets*(6)              0.86%            0.94%            1.37%            N/A           N/A
Ratio of net expenses to average net assets*(6)                0.86%            0.92%            1.30%          1.57%         0.25%
Ratio of net investment income to average net assets*          3.28%            2.92%            2.41%          1.90%         2.69%
Portfolio turnover rate*                                        108%             103%             149%           158%          126%
Average commission per share                                 $0.0477          $0.0426              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)

For a share outstanding during the                                                            Janus Aspen
six months or period ended June 30, 1997 (unaudited)                                        Flexible Income
and the fiscal year or period ended December 31                                                Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1996             1995           1994      1993 (1)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $11.24           $11.11            $9.48          $9.97        $10.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .33              .74              .53            .47           .11
Net gains or (losses) on securities
(both realized and unrealized)                                   .16              .24             1.70           (.56)         (.04)
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 .49              .98             2.23           (.09)          .07
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                          (.34)            (.72)            (.60)          (.40)         (.10)
Dividends (in excess of net investment income)                  (.11)            (.13)              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                             (.45)            (.85)            (.60)          (.40)         (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.28           $11.24           $11.11          $9.48         $9.97
====================================================================================================================================
Total return**                                                 4.35%            9.19%           23.86%         (0.91%)        0.70%
====================================================================================================================================
Net assets, end of period (in thousands)                     $35,856          $25,315          $10,831         $1,924          $538
Average net assets for the period (in thousands)              29,566           17,889            5,556          1,636           497
Ratio of gross expenses to average net assets*(6)              0.77%            0.84%            1.07%            N/A           N/A
Ratio of net expenses to average net assets*(6)                0.76%            0.83%            1.00%          1.00%         1.00%
Ratio of net investment income to average net assets*          7.03%            7.31%            7.46%          5.49%         3.77%
Portfolio turnover rate*                                         95%             250%             236%           234%          508%
Average commission per share                                     N/A              N/A              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)
                                                       Janus Aspen
For a share outstanding during the                       Equity       Janus Aspen                       Janus Aspen
six months or period ended June 30, 1997 (unaudited)     Income       High-Yield                      Short-Term Bond
and the fiscal year or period ended December 31         Portfolio      Portfolio                          Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
                                                         1997(2)     1997   1996(4)      1997      1996     1995     1994   1993(1)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 10.00   $10.83   $ 10.00   $  9.97   $ 10.03   $ 9.72   $ 9.93   $10.00
-----------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                 .02      .47       .43       .26       .42      .60      .35      .11
Net gains or (losses) on securities
(both realized and unrealized)                              1.62      .31       .80       .06      (.03)     .31     (.26)    (.08)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.64      .78      1.23       .32       .39      .91      .09      .03
-----------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                      --       (.49)     (.40)     (.25)     (.44)    (.60)    (.30)    (.10)
Dividends (in excess of net investment income)              --       --        --        --        (.01)    --       --       --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         --       (.49)     (.40)     (.25)     (.45)    (.60)    (.30)    (.10)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                           $ 11.64   $11.12   $ 10.83   $ 10.04   $  9.97   $10.03   $ 9.72   $ 9.93
===================================================================================================================================
Total return**                                            16.40%    7.20%    12.40%     3.21%     3.98%    9.54%    0.92%    0.30%
===================================================================================================================================
Net assets, end of period (in thousands)                 $   420   $1,153   $   783   $13,664   $11,901   $3,187   $2,902   $  502
Average net assets for the period (in thousands)             234      976       459    12,025     7,168    2,727    1,774      492
Ratio of gross expenses to average net assets*(6)          1.25%    1.01%     1.01%     0.65%     0.66%    0.70%      N/A      N/A
Ratio of net expenses to average net assets*(6)            1.25%    1.00%     1.00%     0.65%     0.65%    0.65%    0.65%    0.65%
Ratio of net investment income to average net assets*      1.69%    8.41%     5.74%     5.92%     5.44%    6.02%    5.00%    3.57%
Portfolio turnover rate*                                     51%     440%      301%      166%      416%     417%     256%      91%
Average commission per share                             $0.0449      N/A       N/A       N/A       N/A      N/A      N/A      N/A
-----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - INSTITUTIONAL SHARES (Continued)

For a share outstanding during the                              Janus Aspen
six months or period ended June 30, 1997 (unaudited)            Money Market
and the fiscal year or period ended December 31                  Portfolio
----------------------------------------------------------------------------------
                                                           1997     1996  1995(5)
----------------------------------------------------------------------------------
Net asset value, beginning of period                     $ 1.00   $ 1.00   $ 1.00
----------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                .02      .05      .04
Net gains or (losses) on securities
(both realized and unrealized)                             --       --       --
----------------------------------------------------------------------------------
Total from investment operations                            .02      .05      .04
----------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                     (.02)    (.05)    (.04)
Dividends (in excess of net investment income)             --       --       --
----------------------------------------------------------------------------------
Total distributions                                        (.02)    (.05)    (.04)
----------------------------------------------------------------------------------
Net asset value, end of period                           $ 1.00   $ 1.00   $ 1.00
==================================================================================
Total return**                                            2.47%    5.05%    3.63%
==================================================================================
Net assets, end of period (in thousands)                 $6,573   $6,106   $1,735
Average net assets for the period (in thousands)          6,852    3,715    1,543
Ratio of gross expenses to average net assets*(6)         0.50%    0.50%    0.50%
Ratio of net expenses to average net assets*(6)           0.50%    0.50%    0.50%
Ratio of net investment income to average net assets*     4.98%    4.93%    5.30%
Portfolio turnover rate*                                    N/A      N/A      N/A
Average commission per share                                N/A      N/A      N/A
----------------------------------------------------------------------------------

* Annualized for periods of less than one full year.
**Total return not annualized for periods of less than 1 full year.
(1) Period September 13, 1993 (inception) to December 31, 1993
(2) Period May 1, 1997 (inception) to June 30, 1997
(3) Period May 2, 1994 (inception) to December 31, 1994
(4) Period May 1, 1996 (inception) to December 31, 1996
(5) Period May 1, 1995 (inception) to December 31, 1995
(6) See footnote #5 in notes to financial statements.

          JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 44 AND 45

FINANCIAL HIGHLIGHTS - RETIREMENT SHARES
                                                                     Janus Aspen   Janus Aspen  Janus Aspen  Janus Aspen
                                                       Janus Aspen    Aggressive     Capital   International  Worldwide  Janus Aspen
For a share outstanding during the period                 Growth        Growth    Appreciation     Growth       Growth     Balanced
May 1, 1997 (inception) to June 30, 1997 (unaudited)    Portfolio     Portfolio     Portfolio    Portfolio    Portfolio    Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                            1997          1997          1997         1997         1997         1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $   16.18     $   16.09     $   10.00    $   16.80    $   20.72    $   15.39
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                 .03          (.01)          .05          .06          .06          .08
Net gains or (losses) on securities
(both realized and unrealized)                              1.35          2.62          1.69         1.72         2.32         1.12
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            1.38          2.61          1.74         1.78         2.38         1.20
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                      (.10)         --            --           (.09)        (.14)        (.20)
Dividends (in excess of net investment income)              (.37)         --            --           (.04)        (.16)        (.18)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                         (.47)         --            --           (.13)        (.30)        (.38)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                         $   17.09     $   18.70     $   11.74    $   18.45    $   22.80    $   16.21
====================================================================================================================================
Total return**                                             8.52%        16.28%        17.40%       10.59%       11.48%        7.78%
====================================================================================================================================
Net assets, end of period (in thousands)               $      11     $      12     $      12    $      11    $      11    $      11
Average net assets for the period (in thousands)              10            10            10           10           10           10
Ratio of gross expenses to average net assets*(1)          1.24%         1.46%         1.75%        1.52%        1.38%        1.39%
Ratio of net expenses to average net assets*               1.24%         1.46%         1.75%        1.52%        1.38%        1.39%
Ratio of net investment income to average net assets*      1.06%        (0.42%)        2.79%        1.70%        1.63%        3.11%
Portfolio turnover rate*                                    133%          108%          273%          49%          67%         108%
Average commission per share                           $  0.0472     $  0.0364     $  0.0462    $  0.0231    $  0.0321    $  0.0477
------------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS - RETIREMENT SHARES (Continued)
                                                           Janus Aspen      Janus Aspen                     Janus Aspen  Janus Aspen
                                                              Equity          Flexible      Janus Aspen      Short-Term     Money
For a share outstanding during the period                     Income           Income        High-Yield         Bond        Market
May 1, 1997 (inception) to June 30, 1997 (unaudited)        Portfolio        Portfolio        Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
                                                                1997             1997             1997           1997          1997
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                          $10.00           $11.41           $11.19         $10.14         $1.00
------------------------------------------------------------------------------------------------------------------------------------
Income from investment operations
Net investment income/(loss)                                     .02              .13              .22            .10           .01
Net gains or (losses) on securities
(both realized and unrealized)                                  1.61              .19              .19            .04            --
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                1.63              .32              .41            .14           .01
------------------------------------------------------------------------------------------------------------------------------------
Less distributions
Dividends (from net investment income)                            --             (.34)            (.49)          (.25)         (.01)
Dividends (in excess of net investment income)                    --             (.11)              --             --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                               --             (.45)            (.49)          (.25)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $11.63           $11.28           $11.11         $10.03         $1.00
====================================================================================================================================
Total return**                                                 16.30%            2.80%            3.71%          1.38%         0.73%
====================================================================================================================================
Net assets, end of period (in thousands)                         $12              $10              $10            $10           $10
Average net assets for the period (in thousands)                  10               10               10             10            10
Ratio of gross expenses to average net assets*(1)               1.75%            1.24%            1.52%          1.15%         1.31%
Ratio of net expenses to average net assets*                    1.75%            1.24%            1.50%          1.15%         1.31%
Ratio of net investment income to average net assets*           1.41%            2.22%            8.06%          5.51%         4.98%
Portfolio turnover rate*                                          51%              95%             440%           166%          N/A
Average commission per share                                 $0.0449              N/A              N/A            N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

* Annualized for periods of less than one full year.
**Total return not annualized for periods of less than 1 full year.
(1) See footnote #5 in notes to financial statements.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 46

                   NOTES TO FINANCIAL STATEMENTS (unaudited)

1. Organization and Significant Accounting Policies

Janus Aspen Series (the "Trust") was organized as a Delaware Trust on May 20, 1993 and is registered under the Investment Company Act of 1940 (the "1940 Act") as a no-load, open-end management investment company. The Trust offers eleven portfolios or series of shares with differing investment objectives and policies. Seven portfolios invest primarily in equity securities: Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Equity Income Portfolio, and Janus Aspen Balanced Portfolio. Three Portfolios invest primarily in income producing securities: Janus Aspen Flexible Income Portfolio, Janus Aspen High-Yield Portfolio and Janus Aspen Short-Term Bond Portfolio. Janus Money Market
Portfolio invests in short-term money market securities. Each Portfolio is diversified as defined in the 1940 Act, with the exception of the Aggressive Growth Portfolio and Capital Appreciation Portfolio which are non-diversified.

Institutional Shares of the Trust are issued and redeemed only in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively "variable insurance contracts"), as well as certain qualified retirement plans. Retirement Shares of the Trust are issued and redeemed only in connection with certain qualified retirement plans.

Organizational costs for the Portfolio were borne by Janus Capital Corporation (the Trust's investment advisor). Effective May 1, 1997, the Trust issued two new series of shares, the Janus Aspen Capital Appreciation Portfolio and Janus Aspen Equity Income Portfolio. Janus Capital invested $10,000 of initial seed capital, in each portfolio.

The following accounting policies have been consistently followed by the Trust and are in conformity with accounting principles generally accepted in the investment company industry.

Investment Valuation

Securities are valued at the closing price for securities traded on a principal securities exchange (U.S. or foreign) and on the NASDAQ National Market. Securities traded on over-the-counter markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers making a market for such securities or by a pricing service approved by the Trustees. Short-term investments maturing within 60 days and all money market securities in the Money Market Portfolio are valued at amortized cost, which approximates market value. Foreign securities are converted to U.S. dollars using exchange rates at the close of the New York Stock Exchange. When market quotations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Trustees.

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold. Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Forward Currency Transactions and Futures Contracts

The Portfolios enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sales commitments denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing such contract is included in net realized gain or loss on foreign currency transactions. Forward currency contracts held by the Portfolios are fully collateralized by other securities which are denoted in the accompanying schedule of investments. Such collateral is in the possession of the Portfolio's custodian. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Currency gain and loss is also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to security transactions and income.

Futures contracts are marked to market daily and the variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including: currency risk, political and economic risk, regulatory risk, and

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 47

               NOTES TO FINANCIAL STATEMENTS (unaudited) (CON'TD)

market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

The Portfolios may enter into futures contracts and options on securities, financial indices and foreign currencies; forward contracts; and interest rate swaps and swap-related products. The Portfolios intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Additional Investment Risk

A portion of the Flexible Income and High-Yield Portfolios may be invested in lower rated debt securities that have a higher risk of default or loss of value due to changes in the economy or in their respective industry.

Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

Dividend Distributions and Expenses

Each Portfolio, except the Money Market Portfolio, makes semiannual distributions of substantially all of its investment income and an annual distribution of its net realized capital gains, if any. The Money Market Portfolio makes daily distributions of its income. All dividends and capital gains distributions from a Portfolio will be automatically reinvested into additional shares of that Portfolio.

Each Portfolio bears expenses incurred specifically on its behalf as well as a portion of general expenses based generally on the relative net assets of each Portfolio.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements as the Portfolios intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with the Internal Revenue Code applicable to regulated investment companies.

2. Investment Advisory Agreement and Other Transactions with Affiliates

Investment advisory fees for each of the five equity Portfolios are payable to Janus Capital based upon annual rates of .75% of the first $300 million of average net assets, .70% of the next $200 million of average net assets and .65% of the average net assets in excess of $500 million. However, Janus Capital has voluntarily agreed to reduce each equity Portfolio's advisory fee to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. The effective rate is the advisory fee calculated by the corresponding retail fund as of the last day of each calendar quarter (expressed as an annual rate). Janus Aspen Growth Portfolio, Janus Aspen Aggressive Growth Portfolio, Janus Aspen Capital Appreciation Portfolio, Janus Aspen International Growth Portfolio, Janus Aspen Worldwide Growth Portfolio, Janus Aspen Balanced Portfolio and Janus Aspen Equity Income Portfolio advisory fees are reduced to the effective rates of Janus Fund, Janus Enterprise Fund, Janus Olympus Fund, Janus Overseas Fund, Janus Worldwide Fund, Janus Balanced Fund, and Janus Equity Income Fund respectively. The effective rate for each Portfolio for the period ended June 30, 1997 was .65%, .73%, .75%, .68%, .66%, .78%, and .94%,
respectively. The Flexible Income and Short-Term Bond Portfolios are each subject to advisory fees payable to Janus Capital based upon annual rates of
 .65% of the first $300 million of average net assets plus .55% of average net assets in excess of $300 million. The High-Yield Portfolio's advisory fee rate is payable at rates of .75% of the first $300 million of average net assets plus
 .65% of average net assets in excess of $300 million. The Money Market Portfolio's advisory fee rate is .25% of average net assets.

Janus Capital has also agreed to reduce its fee to the extent that normal operating expenses exceed 1.25% of the average net assets of the Capital Appreciation, International Growth, and Equity Income Portfolios, 1% of the average net assets of the Flexible Income and High-Yield Portfolios, .65% of the average net assets of the Short-Term Bond Portfolio and .50% of the average net assets of the Money Market Portfolio for a fiscal year.

Officers and certain trustees of the Trust are also officers and/or directors of Janus Capital; however, they receive no compensation from the Trust.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 48

               NOTES TO FINANCIAL STATEMENTS (unaudited) (CON'TD)

DST Systems Inc. (DST), an affiliate of Janus Capital through a degree of common ownership, provides accounting systems to the Portfolios. DST Securities, Inc., a wholly owned subsidiary of DST, provides brokerage services on certain portfolio transactions. Brokerage commissions paid to DST Securities Inc. serve to reduce fees and expenses. Brokerage commissions paid, fees reduced, and the net fees paid to DST for the period ended June 30, 1997 are noted below:

                                            DST Securities, Inc.   Fund Expense    DST Systems
                                             Commissions Paid*      Reduction*        Costs
----------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                       $ 2,118          $ 1,588          $11,300
----------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio              4,876            3,657            6,670
----------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio            --               --               --
----------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio            --               --              5,554
----------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio               2,909            2,182           11,338
----------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                         245              184            6,268
----------------------------------------------------------------------------------------------
Janus Aspen Equity Income Portfolio                   --               --               --
----------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                 --               --              5,387
----------------------------------------------------------------------------------------------
Janus Aspen High-Yield Portfolio                      --               --              4,943
----------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                 --               --              5,164
----------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                    --               --              5,080
----------------------------------------------------------------------------------------------

* The difference between commissions paid to DST Securities, Inc. and expenses reduced constituted commissions paid to an unaffiliated clearing broker.

3. Federal Income Tax

The Portfolios have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code. The net capital loss carryover noted below, as of December 31, 1996, is available to offset future realized capital gains and thereby reduce future taxable gains distributions until December 31, 2004. In 1996, Janus Aspen Aggressive Growth Portfolio incurred "post - October" losses of $670,425 in the period from November 1 through December 31, 1996. These losses will be deferred for tax purposes and recognized in 1997.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of June 30, 1997 are also noted below.

                                              at 12/31/96                             at June 30, 1997
                                            ----------------  -----------------------------------------------------------------
                                            Net Capital Loss    Federal Tax     Unrealized       Unrealized   Net Appreciation/
                                               Carryovers          Cost        Appreciation    (Depreciation)   (Depreciation)
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                  $ 426,562,562    $  63,239,987   ($  3,881,371)   $  59,358,616
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio      ($ 10,344,419)     337,280,407       93,491,720      (2,372,626)      91,119,094
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio                          893,412           47,469          (2,537)          44,932
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio                       90,465,623       12,959,475      (1,652,738)      11,306,737
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                          958,610,039      205,211,683     (15,462,760)     189,748,923
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                  157,218,701       13,136,706        (960,505)      12,176,201
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Equity Income Portfolio                                 422,283           44,143          (4,162)          39,981
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                            34,236,707          918,606        (101,444)         817,162
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen High-Yield Portfolio                                  1,047,654           29,188          (2,518)          26,670
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                            13,507,535           28,515         (25,441)           3,074
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                                6,176,349             --              --               --
-------------------------------------------------------------------------------------------------------------------------------

4. Expenses

The Portfolios' expenses may be reduced through expense reduction arrangements. Those arrangements include the use of broker commissions paid to DST Securities, Inc. and uninvested cash balances earning interest with the Portfolios' custodian. The Statements of Operations reflect the total expenses before any offset, the amount of the offset and the net expenses. The expense ratios listed in the Financial Highlights reflect expenses prior to any expense offset (gross expense ratio) and after expense offsets (net expense ratio).

Janus Aspen Series Retirement Shares incur a pro rata share of operating expenses. In addition the Retirement Shares pay up to .25% of average net assets in distribution expense and up to .25% of average net assets in Participant Administration Expenses.

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 49

             NOTES TO FINANCIAL STATEMENTS (unaudited) (CON'TD)

5. Expense Ratios

Listed below are the expense ratios for the various Portfolios before waiver of certain fees and/or voluntary reduction of advisor's fee to the effective rate of the corresponding Janus Retail Fund.

                                                                           Institutional Shares                    Retirement Shares
                                                         1997         1996         1995         1994         1993          1997
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                            0.81%        0.83%        0.98%        1.23%        2.16%         1.35%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                 0.79%        0.83%        0.93%        1.14%        5.79%         1.48%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Capital Appreciation Portfolio              3.69%         N/A          N/A          N/A          N/A          4.19%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen International Growth Portfolio              1.21%        2.21%        3.57%        4.67%         N/A          1.72%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                  0.79%        0.91%        1.09%        1.49%        2.71%         1.43%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                          0.89%        1.07%        1.55%        1.74%        7.92%         1.42%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Equity Income Portfolio                     7.94%         N/A          N/A          N/A          N/A          8.44%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                    N/A          N/A         1.07%        1.35%        5.27%         1.24%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen High-Yield Portfolio                        4.69%        6.29%         N/A          N/A          N/A          5.20%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                   0.90%        0.84%        1.37%        1.40%        5.33%         1.54%
------------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Money Market Portfolio                      0.55%        0.78%        1.07%         N/A          N/A          1.31%
------------------------------------------------------------------------------------------------------------------------------------

              JANUS ASPEN SERIES JUNE 30, 1997 SEMIANNUAL REPORT 50